Aetna Mutual Funds
      Aetna Principal Protection Funds



                                   [PICTURE]
                        ENGINEERING BETTER INVESTMENTS


Semi-Annual Report

    April 30, 2001


                                                                        Aetna
                                                                           funds

                              President's Letter

Dear Valued Shareholder:                                          April 30, 2001

Thank you for investing in Aetna Series Fund, Inc. We are pleased to send you this report on the funds you have chosen to pursue your investment goals.

As I am sure you are well aware, the past six months have been trying for the U.S. stock market. Unprecedented market volatility has challenged even the most seasoned investor. The bear market, the first in the experience of many investors, affected almost everyone. The lessons to learn from this are the benefits of both diversification and investing for the long-term.

During the period, most major U.S. market indices produced negative returns. Reacting to a nosedive in business investment and fragile consumer confidence, the Federal Reserve (the "Fed") has taken aggressive action over the past several months reducing its overnight interest rate target by 2.0 percentage points in four separate steps. Because most banks tie their prime lending rates directly to the Fed funds rate, the lower interest rates make it less expensive for companies and individuals to borrow, which should in time help to restore both profitability and confidence.

On a positive note, these sharp plunges in the market have not affected household income or consumer spending. New home sales are nearing record highs and the dollar has gained strength against most other currencies. Although economic growth is slower than it was a year ago, the U.S. economy is still expanding. In fact, for the first three months of 2001, U.S. Gross Domestic Product increased at an annual rate of 2.0 percent.

The past six months proved to be an exciting and eventful time for Aeltus Investment Management, Inc., adviser to the funds. Some accomplishments worth mentioning:

     . December 13, 2000, ING Groep N.V. (ING) completed its acquisition of Aetna Financial Services and its subsidiaries, including Aeltus Investment Management, Inc. ING is a global financial institution that provides a full range of financial services to individual, corporate and institutional clients. This alliance gives Aeltus the ability and opportunity to provide even greater focus and superior service to our customers.

     . Aetna Small Company and International Funds received the Standard & Poor's Select Fund designation. In order to achieve this status, a fund must exhibit both a trend of consistently strong performance, as well as demonstrated ability from management to continue to serve as a catalyst for comparable performance.

     . Aetna Index Plus Mid Cap Fund received an overall 5-star rating from Morningstar, Inc. Aetna Value Opportunity Fund, Aetna Bond Fund, and Aetna Government Fund also received recognition from Morningstar with overall ratings of 4-stars.

Thank you for your continued confidence in the Aetna Series Fund and Aeltus Investment Management, Inc. We will continue to provide you with a diverse family of funds and related services to help balance your risk/reward equation under all market conditions.

Sincerely,

/s/ J. Scott Fox

J. Scott Fox
President
Aetna Series Fund, Inc.

Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of April 30, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five-, and 10-year (if applicable) annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three-, five-, and 10-year (if applicable) risk-adjusted performance. The top 10% of the funds in a broads set class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The fund was rated exclusively against U.S.-domiciled funds. Ratings are for the A & I share class; other classes may vary. The investment adviser has waived or reimbursed the Fund for some operating expenses, which had a positive impact on performance. Overall and 3-year rankings for the Aetna Index Plus Mid Cap (5 stars) and Aetna Value Opportunity (4 stars) are rated in a universe of 4,363 Domestic Equity Funds. Aetna Bond and Aetna Government funds (4 stars) are rated in a universe of 1,802 Taxable Bond Funds. Aetna Bond Fund and Aetna Government Fund received 4 stars for the 5-year rating among 1,327 Taxable Bond Funds These funds are subject to market risk; investment return and principal value will vary with market conditions and you may have a gain or loss when you sell your shares. A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

Table of Contents

President's Letter....................................................  i
Principal Protection Funds:
Investment Review.....................................................  1
Portfolios of Investments:
  Aetna Principal Protection Fund I................................... 11
  Aetna Principal Protection Fund II.................................. 18
  Aetna Principal Protection Fund III................................. 25
  Aetna Principal Protection Fund IV.................................. 32
  Aetna Index Plus Protection Fund.................................... 39
Statements of Assets and Liabilities.................................. 46
Statements of Operations.............................................. 48
Statements of Changes in Net Assets................................... 50
Notes to Financial Statements......................................... 55
Financial Highlights.................................................. 60

                       Aetna Principal Protection Fund I

                       Aetna              Lehman
                      Pricipal           Brothers      S&P 500
                    Protection I        Aggregate       Index

  10/07/99               10000            10000         10000
  10/31/99               10139            10094         10288
                         10362            10012         10557
                         10482            10238         11027
                         10383            10541         10894
  10/31/00               10313            10831         10914
                         10196            11396         10461
  04/30/01                9902            11505          9597


                      Aetna Principal Protection Fund II

                        Aetna             Lehman
                       Pricipal          Brothers      S&P 500
                    Protection II       Aggregate       Index

  12/21/99               10000            10000         10000
                          9760             9970          9843
  04/30/00                9850            10194         10283
                          9820            10496         10159
  10/31/00                9801            10785         10177
                          9794            11347          9755
  04/30/01                9570            11456          8949

                      Aetna Principal Protection Fund III

                    Aetna                Lehman
                  Principal             Brothers     S&P 500
                Protection III          Aggregate     Index
  06/01/00               10000              10000      10000
                         10178              10301      10086
  10/31/00               10109              10585      10104
                          9877              11137       9685
  04/30/01                9567              11244       8885



                      Aetna Principal Protection Fund IV

                   Aetna                Lehman
                 Principal             Brothers         S&P 500
                Protection IV          Aggregate         Index
   09/07/00             10000               10000         10000
   10/31/00              9663               10129          9432
   01/31/01              9568               10657          9041
   04/30/01              9338               10759          8294

                       Aetna Index Plus Protection Fund

                    Aetna                       Lehman
                  Index Plus       S&P 500     Brothers
                  Protection        Index      Aggregate

     12/01/00          10000         10000         10000
     01/31/01          10000         10049         10185
     04/30/01          10077         9,546        10,450


--------------------------------------------------------------------------------------------------
                                      Average Annual Total Returns
                                  for the period ended April 30, 2001*
--------------------------------------------------------------------------------------------------
                        Principal            Principal       Principal    Principal    Index Plus
                        Protection          Protection      Protection   Protection   Protection
                          Fund I              Fund II        Fund III      Fund IV       Fund
            --------------------------------------------------------------------------------------
                     1 Year   Inception  1 Year  Inception   Inception    Inception    Inception
--------------------------------------------------------------------------------------------------
Class A:

      POP (1)       -10.01%     -3.67%  -7.44%   -6.56%      -8.84%         -11.04%       -9.62%
      NAV (2)        -5.54%     -0.63%  -2.84%   -3.18%      -4.33%          -6.63%       -5.13%
--------------------------------------------------------------------------------------------------
Class B:

      w/CDSC (3)    -10.89%     -3.92%  -8.26%   -6.65%      -9.66%         -11.62%      -10.12%
      NAV            -6.22%     -1.40%  -3.48%   -3.84%      -4.94%          -7.00%       -5.41%
--------------------------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.


  Aetna Principal Protection Fund I, II, III, IV & Index Plus Protection Fund

How did the Funds perform during the period?

For the six month period ended April 30, 2001, the performance for the Aetna Principal Protection Funds (PPF) as well as Index Plus Protection Fund (IPPF) and their respective benchmarks and composite indices are listed below:

                                                      See Definition of Terms. 3

                                                                   Equity                          Fixed Income
                               Fund Return        Equity         Benchmark       Fixed Income        Benchmark
             Fund                Class A      Component Index   Index Return   Component Index     Index Return
Principal Protection Fund I       -3.98%     S&P 500 Index (a)    -12.07%      Lehman Brothers         6.22%
                                                                               Aggregate Bond (b)
Principal Protection Fund II      -2.35%     S&P 500 Index        -12.07%      Lehman Brothers         6.22%
                                                                                Aggregate Bond
Principal Protection Fund III     -5.36%     S&P 500 Index        -12.07%      Lehman Brothers         6.22%
                                                                                Aggregate Bond
Principal Protection Fund IV      -3.37%     S&P 500 Index        -12.07%      Lehman Brothers         6.22%
                                                                                Aggregate Bond
Index Plus Protection Fund**      -5.13%     S&P 500 Index**       -4.54%      Lehman Brothers         4.51%
                                                                                Aggregate Bond**



 **Index Plus Protection Fund - December 1, 2000 (first day of the Guarantee
   Period) through April 30, 2001

What economic or financial market conditions impacted the Funds?

The U.S. economy did better than expected in the first quarter, turning in a 2.0% annualized real Gross Domestic Product (GDP) growth rate, which was double from the prior quarter's performance. Performance was led by positive consumer and federal spending, and offset by shrinking investment spending. The consumer continues to be a key component for growth going forward. Declining first quarter mortgage rates benefited housing sales and consumer refinancing. However, a return to a normal upward sloping yield curve has already caused mortgage rates to tick upward. Other forward pressures on the consumer are: the impacts of increasing unemployment, the negative wealth effect, and the persistently high utility, oil, and gas prices, all of which hit consumers' pocket book or "spending power" directly.

On the positive side, the economy has managed to avert a recession so far. The Federal Reserve Open Market Committee (FOMC), which started the period with a tightening bias, is now clearly in an easing bias. The Fed Funds rate lowered 200 basis points since November. (One basis point is equal to one hundredth of a percent, or 0.01%.) Business inventories declined sharply in the first quarter suggesting that much of the inventory adjustment is behind us and the Employment Cost Index (ECI) is still rising. The ECI is the most stable measure of the trend in labor costs. This rise signals that although unemployment is rising, the labor markets still remain tight at a 4.4% unemployment rate. Salary increases put dollars in consumers pockets, which is a positive signal for consumer spending, potentially counteracting the rise in layoffs.

Although major equity indices posted negative results for the six month period ending April 30, 2001 the headline story for the period was the tremendous April equity rally. The Standard & Poor's (S&P) 500 Index, Russell 1000 Growth Index(e) and NASDAQ Composite Index(c) were down 12.07%, 26.43%, and 37.20%, respectively, over the period, but gained an impressive 7.77%, 12.65% and 15.00%, respectively, in April. Value continued to outpace growth over the period by 22.66%, as measured by the S&P 500/Barra Value Index(d) versus the S&P 500/Barra Growth Index(d). However, during April, growth made up modest ground, outpacing value by 2.16%.

Stocks were bolstered in April by the FOMC's second 2001 surprise rate cut of 50 basis points and by positive earnings surprises by big names such as Microsoft and Xerox. Going forward, a continuing market rally will depend on a number of factors including consumer demand, the path of corporate earnings, and the corporate commitment to capital spending.

4 See Definition of Terms.

Which investments influenced the Funds' performance over the past six months?

The PPF and IPPF outperformed the S&P 500 Index during the six month period. Outperformance was due mainly to our underallocation to equities as compared to the benchmark's equity allocation of 60%.

                                 11/01/00        04/30/01
                               Allocation to   Allocation to
                      Fund       Equities        Equities

                      PPFI          55%             22%
                      PPFII         46%             12%
                      PPFIII        59%             20%
                      PPFIV         51%             16%
                      IPPF          N/A             21%


Over the period, the Lehman Aggregrate Bond Index returned 6.22%, while the S&P 500 Index returned -12.07%. As a result of the outperformance of bonds versus stocks, our underallocation to stocks was beneficial to the Funds. The Funds'equity component outperformed the S&P 500 Index over the six-month period.

The Fixed income component of the Funds also outperformed the Lehman Aggregrate Bond Index over the period. We benefited from our exposure to intermediate agencies, mortgages, and treasury strips, all of which outperformed the Lehman Aggregrate Bond Index over the period.


Principal Protection Fund I:


                                     % of
                                  Net Assets    Notional Value*              Economic Exposure*
Asset Allocation                   04/30/01        of Futures                04/30/01 10/31/00
Large Cap Stocks                      19%              3%                       22%      53%
International Stocks                  --              --                        --        2%
Fixed Income                          78%             --                        78%      45%
Cash Equivalents                       3%             (3)%                      --       --
                                  -------------------------------------------------------------
                                     100%             --                       100%     100%
                                  =============================================================

                                    % of Equity    % of     Over/(Under)
Equity Portfolio Sector Breakdown  Investments   S&P 500     Weighting
Basic Materials                         2.1%        2.6%       (0.5)%
Capital Goods                          10.0%        9.3%        0.7%
Communication Services                  4.9%        5.9%       (1.0)%
Consumer Cyclicals                      5.7%        8.5%       (2.8)%
Consumer Staples                       11.1%       12.7%       (1.6)%
Energy                                  8.2%        6.7%        1.5%
Financials                             19.3%       17.2%        2.1%
Health Care                            16.2%       12.6%        3.6%
Technology                             16.2%       19.8%       (3.6)%
Transportation                          0.8%        0.7%        0.1%
Utilities                               5.5%        4.0%        1.5%

                                                      See Definition of Terms. 5

                                          % of Net
 Top Five Equity Holdings                  Assets

 General Electric Co.                       0.8%
 Pfizer, Inc.                               0.7%
 Microsoft Corp.                            0.6%
 Exxon Mobil Corp.                          0.5%
 Citigroup Inc.                             0.4%


Principal Protection Fund II:

                                    Economic Exposure*
 Asset Allocation                   04/30/01 10/31/00

 Large Cap Stocks                      12%      45%
 International Stocks                  --        1%
 Fixed Income                          88%      54%
 Cash Equivalents                      --       --
                                -------------------------
                                      100%     100%
                                =========================


                                    % of Equity    % of     Over/(Under)
 Equity Portfolio Sector Breakdown  Investments   S&P 500     Weighting

 Basic Materials                        2.1%        2.6%       (0.5)%
 Capital Goods                         10.0%        9.3%        0.7 %
 Communication Services                 4.9%        5.9%       (1.0)%
 Consumer Cyclicals                     5.9%        8.5%       (2.6)%
 Consumer Staples                      11.1%       12.7%       (1.6)%
 Energy                                 8.3%        6.7%        1.6%
 Financials                            19.3%       17.2%        2.1%
 Health Care                           16.2%       12.6%        3.6%
 Technology                            16.1%       19.8%       (3.7)%
 Transportation                         0.7%        0.7%         --
 Utilities                              5.4%        4.0%        1.4%



                                 % of Net
Top Five Equity Holdings          Assets

General Electric Co.               0.5%
Pfizer, Inc.                       0.5%
Microsoft Corp.                    0.4%
Exxon Mobil Corp.                  0.3%
Citigroup Inc.                     0.3%







6 See Definition of Terms.

Principal Protection Fund III:

                                 % of
                              Net Assets  Notional Value*     Economic    Exposure*
Asset Allocation               04/30/01     of Futures        04/30/01    10/31/00
Large Cap Stocks                  17%            2%              19%          57%
International Stocks               1%           --                1%           2%
Fixed Income                      80%           --               80%          41%
Cash Equivalents                   2%           (2)%             --           --
                             --------------------------------------------------------
                                 100%           --              100%         100%
                             ========================================================

                                         % of Equity    % of     Over/(Under)
 Equity Portfolio Sector Breakdown       Investments   S&p 500     Weighting
Basic Materials                              2.2%        2.6%        (0.4)%
Capital Goods                                9.9%        9.3%         0.6%
Communication Services                       4.8%        5.9%        (1.1)%
Consumer Cyclicals                           6.2%        8.5%        (2.3)%
Consumer Staples                            11.0%       12.7%        (1.7)%
Energy                                       8.3%        6.7%         1.6%
Financials                                  19.2%       17.2%         2.0%
Health Care                                 16.1%       12.6%         3.5%
Technology                                  16.1%       19.8%        (3.7)%
Transportation                               0.7%        0.7%          --
Utilities                                    5.5%        4.0%         1.5%

                                 % of Net
Top Five Equity Holdings          Assets
General Electric Co.               0.8%
Pfizer, Inc.                       0.7%
Microsoft Corp.                    0.6%
Exxon Mobil Corp.                  0.5%
Citigroup Inc.                     0.4%

Principal Protection Fund IV:

                                 % of
                              Net Assets  Notional Value*     Economic    Exposure*
Asset Allocation               04/30/01     of Futures        04/30/01    10/31/00
Large Cap Stocks                  14%            2%              16%          49%
International Stocks              --            --               --            2%
Fixed Income                      84%           --               84%          49%
Cash Equivalents                   2%           (2)%             --           --
                             --------------------------------------------------------
                                 100%           --              100%         100%
                             ========================================================

                                                      See Definition of Terms. 7

                                         % of Equity    % of     Over/(Under)
 Equity Portfolio Sector Breakdown       Investments   S&p 500     Weighting
Basic Materials                              2.2%        2.6%        (0.4)%
Capital Goods                                9.9%        9.3%         0.6%
Communication Services                       4.8%        5.9%        (1.1)%
Consumer Cyclicals                           6.2%        8.5%        (2.3)%
Consumer Staples                            11.1%       12.7%        (1.6)%
Energy                                       8.2%        6.7%         1.5%
Financials                                  19.3%       17.2%         2.1%
Health Care                                 16.4%       12.6%         3.8%
Technology                                  15.3%       19.8%        (4.5)%
Transportation                               0.8%        0.7%         0.1%
Utilities                                    5.8%        4.0%         1.8%

                                 % of Net
Top Five Equity Holdings          Assets
General Electric Co.               0.6%
Pfizer, Inc.                       0.5%
Microsoft Corp.                    0.4%
Exxon Mobil Corp.                  0.4%
Citigroup Inc.                     0.3%

Index Plus Protection Fund:

                                 % of                         Economic
                              Net Assets  Notional Value*     Exposure*
Asset Allocation               04/30/01     of Futures        04/30/01
Large Cap Stocks                  18%            2%              20%
International Stocks               1%           --                1%
Fixed Income                      79%           --               79%
Cash Equivalents                   2%           (2)%             --
                             -------------------------------------------
                                 100%           --              100%
                             ===========================================

                                         % of Equity    % of     Over/(Under)
 Equity Portfolio Sector Breakdown       Investments   S&p 500     Weighting
Basic Materials                              2.2%        2.6%        (0.4)%
Capital Goods                                9.9%        9.3%         0.6%
Communication Services                       4.8%        5.9%        (1.1)%
Consumer Cyclicals                           6.1%        8.5%        (2.4)%
Consumer Staples                            10.8%       12.7%        (1.9)%
Energy                                       8.2%        6.7%         1.5%
Financials                                  19.4%       17.2%         2.2%
Health Care                                 16.5%       12.6%         3.9%
Technology                                  15.8%       19.8%        (4.0)%
Transportation                               0.7%        0.7%          --
Utilities                                    5.6%        4.0%         1.6%

8 See Definition of Terms.

                                 % of Net
Top Five Equity Holdings          Assets
General Electric Co.               0.8%
Pfizer, Inc.                       0.7%
Microsoft Corp.                    0.6%
Exxon Mobil Corp.                  0.5%
Citigroup Inc.                     0.4%

*Notional Value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions, if any. Economic exposure reflects the Funds'exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions, if any.

What is your outlook going forward?

Due to the persistence of positives and negatives in the economy, we expect the Fed to reduce rates again at their May FOMC meeting. The message to the consumer is to continue spending, and businesses will need to prop up capital expenditures.

We expect volatility to continue to plague equity markets. Earnings uncertainties, the impact of Regulation FD, low consumer confidence, and economic unknowns, will most likely aid in continuing this trend. (Regulation FD is the Securities Exchange Commission's new rule which requires that companies' disclosure of material information be made in a broad, public forum.) Going forward, a continuing market rally will depend on a number of factors including: consumer demand, the path of corporate earnings, and the corporate commitment to capital spending.

The opinions expressed reflect those of the portfolio manager only through April 30, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                      See Definition of Terms. 9

Definition of Terms

(1) The maximum load for the Principal Protection Funds is 4.75%. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the Maturity Date. The CDSC charges are as follows: Offering Period or Year 1 of Guarantee Period - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(b) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(c) NASDAQ Composite Index is an unmanaged index of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.

(d) S&P 500 Barra Indicies is the Standard & Poor's 500 Barra Indicies. Companies in each U.S. index are split into two groups based on price-to-book ratio to create growth and value indices. The Growth index contains companies with higher price-to-book ratios, while the Value index contains those with lower ratios.

(e) The Russell 1000 Growth Index consists of the largest 1,000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select.

The unmanaged indices described above are not available for individual investment.

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund I
================================================================================
                                        Number of             Market
                                         Shares               Value
                                      ---------------     ----------------
COMMON STOCKS (19.3%)
Aerospace/Defense (0.3%)
Boeing Co. .........................          3,700       $     228,660
General Dynamics Corp. .............            870              67,060
Goodrich (B.F.) Co. ................            400              15,760
Lockheed Martin Corp. ..............          1,900              66,804
Northrop Grumman Corp. .............            320              28,880
                                                          -------------
                                                                407,164
                                                          -------------
Agriculture (0.0%)
Archer-Daniels-Midland Co. .........          1,600              19,056
                                                          -------------
Air Freight (0.0%)
FedEx Corp. +.......................            700              29,449
                                                          -------------
Airlines (0.0%)
AMR Corp. + ........................            400              15,244
Delta Air Lines, Inc. ..............            300              13,209
Southwest Airlines Co. .............          1,900              34,599
                                                          -------------
                                                                 63,052
                                                          -------------
Aluminum (0.1%)
Alcan Aluminum Ltd. ................            700              31,150
Alcoa Inc. .........................          2,008              83,131
                                                          -------------
                                                                114,281
                                                          -------------
Auto Parts & Equipment (0.1%)
Cooper Tire & Rubber Co. ...........            300               3,612
Delphi Automotive Systems Corp. ....          1,400              20,860
Genuine Parts Co. ..................            500              13,500
Snap-On, Inc. ......................            320               9,280
TRW, Inc. ..........................            400              15,384
Visteon Corp. ......................            577               9,538
                                                          -------------
                                                                 72,174
                                                          -------------
Automobiles (0.2%)
Ford Motor Co.......................          6,600             194,568
General Motors Corp. ...............          1,400              76,734
                                                          -------------
                                                                271,302
                                                          -------------
Banks - Major Regional (0.8%)
AmSouth Bancorporation .............          1,100              18,865
Bank of New York Co., Inc. .........          1,800              90,360
Bank One Corp. .....................          2,700             101,979
BB&T Corp. .........................            900              31,878
Comerica, Inc. .....................            460              23,658
Fifth Third Bancorp ................          1,396              75,049
Fleet Boston Financial Corp. .......          2,616             100,376
Huntington Bancshares Inc. .........            320               4,822
KeyCorp ............................          1,200              27,816
Mellon Financial Corp. .............          1,200              49,116
National City Corp. ................          1,500              40,815
Northern Trust Corp. ...............            500              32,515
PNC Financial Services Group .......            700              45,549
Regions Financial Corp. ............            600              18,270
SouthTrust Corp. ...................            400              19,020
State Street Corp. .................            400              41,512
Suntrust Banks, Inc. ...............            700              44,450
Banks - Major Regional (continued)
Synovus Financial Corp. ............            800       $      23,024
U.S. Bancorp .......................          4,580              97,004
Union Planters Corp. ...............            500              19,005
Wachovia Corp. .....................            300              18,240
Wells Fargo & Co. ..................          4,000             187,880
                                                          -------------
                                                              1,111,203
                                                          -------------
Banks - Money Center (0.4%)
Bank of America Corp. ..............          3,700             207,200
First Union Corp. ..................          2,100              62,937
J.P. Morgan Chase & Co. ............          4,360             209,193
                                                          -------------
                                                                479,330
                                                          -------------
Beverages - Alcoholic (0.1%)
Anheuser-Busch Co., Inc. ...........          2,200              87,978
Brown-Forman Corp. .................            200              12,160
Coors (Adolph) Co. .................            150               7,800
                                                          -------------
                                                                107,938
                                                          -------------
Beverages - Non-Alcoholic (0.2%)
Coca-Cola Co. (The) ................          5,800             267,902
                                                          -------------
Biotechnology (0.2%)
Amgen, Inc. + ......................          2,400             146,736
Biogen, Inc. + .....................            300              19,398
Chiron Corp. + .....................            500              24,005
MedImmune, Inc. + ..................            600              23,490
                                                          -------------
                                                                213,629
                                                          -------------
Building Materials Group (0.0%)
Masco Corp. ........................            600              13,800
                                                          -------------
Chemicals (0.2%)
Air Products and Chemicals, Inc. ...            700              30,093
Dow Chemical Co. ...................          1,000              33,450
Du Pont (E.I.) de Nemours ..........          2,500             112,975
Eastman Chemical Co. ...............            200              10,648
Praxair, Inc. ......................            400              18,932
                                                          -------------
                                                                206,098
                                                          -------------
Chemicals - Diversified (0.0%)
Engelhard Corp. ....................            400              10,284
FMC Corp. + ........................            130               9,320
                                                          -------------
                                                                 19,604
                                                          -------------
Chemicals - Speciality (0.0%)
Ecolab, Inc. .......................            300              11,349
Great Lakes Chemical Corp. .........            150               4,715
International Flavors & Fragrances,
 Inc................................            370               9,146
Sigma-Aldrich Corp. ................            200               9,208
                                                          -------------
                                                                 34,418
                                                          -------------
Communications Equipment (0.2%)
Comverse Technology, Inc. + ........            700              47,950
Corning, Inc. ......................          2,170              47,675
Nortel Networks Corp. ..............          3,600              55,080
QUALCOMM Inc. + ....................          1,800             103,248
Scientific-Atlanta, Inc. ...........            500              28,865
                                                          -------------
                                                                282,818
                                                          -------------

                                          See Notes to Financial Statements.  11

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund I (continued)
================================================================================
                                        Number of             Market
                                         Shares               Value
                                      ---------------     ----------------
Computers - Hardware (0.6%)
Apple Computer, Inc. + .............            400       $      10,196
Dell Computer Corp. + ..............          5,900             155,111
Gateway, Inc. + ....................            800              15,200
Hewlett-Packard Co. ................          2,300              65,389
International Business Machines
 Corp...............................          4,200             483,588
Sun Microsystems, Inc. +............          7,600             130,112
                                                          -------------
                                                                859,596
                                                          -------------
Computers - Networking (0.1%)
Avaya Inc. + .......................            700              10,353
Cisco Systems, Inc. + ..............          7,700             130,746
Network Appliance, Inc. + ..........          1,000              22,750
                                                          -------------
                                                                163,849
                                                          -------------
Computers - Peripherals (0.2%)
EMC Corp. + ........................          5,200             205,920
                                                          -------------
Computers Software/services (1.0%)
Adobe Systems, Inc. ................            700              31,444
Autodesk, Inc. .....................            280               9,761
BMC Software, Inc. + ...............            600              14,514
Computer Associates International,
 Inc................................          1,300              41,847
Intuit Inc. + ......................            300               9,612
Mercury Interactive Corp. + ........            330              21,829
Microsoft Corp. + ..................         12,800             867,200
Oracle Corp. + .....................         13,200             213,312
PeopleSoft, Inc. + .................            900              33,336
Siebel Systems, Inc. +..............          1,100              50,138
VERITAS Software Corp. + ...........          1,000              59,610
                                                          -------------
                                                              1,352,603
                                                          -------------
Consumer Finance (0.2%)
Capital One Financial Corp. ........            740              46,516
Countrywide Credit Industries, Inc.             300              12,801
Household International, Inc. ......          1,800             115,236
MBNA Corp. .........................          2,010              71,657
Providian Financial Corp. ..........            700              37,310
                                                          -------------
                                                                283,520
                                                          -------------
Containers - Metal & Glass (0.0%)
Ball Corp. .........................            110               5,060
                                                          -------------
Containers/packaging - Paper (0.0%)
Bemis Co., Inc. ....................            150               5,642
Pactiv Corp. + .....................            730              10,205
Temple-Inland Inc. .................            100               5,100
                                                          -------------
                                                                 20,947
                                                          -------------
Distributors - Food & Health (0.2%)
Cardinal Health, Inc. ..............          1,650             111,210
McKesson HBOC, Inc. ................            600              18,504
SUPERVALU, Inc. ....................            490               6,698
Sysco Corp. ........................          2,500              70,300
                                                          -------------
                                                                206,712
                                                          -------------
Electric Companies (0.6%)
Allegheny Energy, Inc. .............            500              25,580
Ameren Corp. .......................            400              16,788
American Electric Power Co., Inc. ..            760              37,498
Electric Companies (Continued)
Cinergy Corp. ......................            690       $      23,929
CMS Energy Corp. ...................            630              19,719
Consolidated Edison, Inc. ..........            500              18,705
Constellation Energy Group .........            500              23,870
Dominion Resources, Inc. ...........            889              60,888
DTE Energy Co. .....................            580              24,314
Duke Energy Corp. ..................          1,800              84,168
Entergy Corp. ......................            980              39,690
Exelon Corp. .......................          1,150              79,407
FirstEnergy Corp. ..................            990              29,997
FPL Group, Inc. ....................            710              42,529
GPU, Inc. ..........................            520              17,321
NiSource Inc. ......................            900              26,793
Pinnacle West Capital Corp. ........            390              19,574
PPL Corp. ..........................            630              34,650
Progress Energy, Inc. ..............            800              35,392
Public Service Enterprise Group,
 Inc................................            900              41,796
Reliant Energy Inc. ................          1,290              63,920
Southern Co. .......................          1,600              37,424
TXU Corp. ..........................            800              35,168
Xcel Energy, Inc. ..................          1,340              41,808
                                                          -------------
                                                                880,928
                                                          -------------
Electric Utilities (0.0%)
Mirant Corp. + .....................          1,175              47,940
                                                          -------------
Electrical Equipment (0.9%)
Cooper Industries, Inc. ............            300              11,211
Emerson Electric Co. ...............            500              33,325
General Electric Co. ...............         23,800           1,155,014
Power-One, Inc. + ..................            250               4,377
Rockwell International Corp. .......            500              22,515
                                                          -------------
                                                              1,226,442
                                                          -------------
Electronics - Defense (0.0%)
Raytheon Co. - Class B .............          1,000              29,530
                                                          -------------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. + .......            500              19,505
PerkinElmer, Inc. ..................            170              11,375
Tektronix, Inc. + ..................            260               6,292
                                                          -------------
                                                                 37,172
                                                          -------------
Electronics - Semiconductors (0.7%)
Adaptec, Inc. + ....................            510               5,732
Advanced Micro Devices, Inc. +......            830              25,730
Altera Corp. +......................          1,200              30,348
Analog Devices, Inc. +..............            900              42,579
Applied Micro Circuits Corp. + .....            400              10,408
Broadcom Corp. - Class A + .........            700              29,092
Intel Corp..........................         16,200             500,742
JDS Uniphase Corp. + ...............          2,900              62,002
Linear Technology Corp. ............            900              43,236
Maxim Integrated Products, Inc. +...            700              35,770
Micron Technology, Inc. +...........          1,300              58,994
Texas Instruments, Inc. ............          1,800              69,660

12  See Notes to Portfolio of Investments.

================================================================================

                                        Number of             Market
                                         Shares               Value
                                      ---------------     ----------------
Electronics - Semiconductors (Continued)
Vitesse Semiconductor Corp. + ......            200       $       6,780
Xilinx, Inc. + .....................            400              18,988
                                                          -------------
                                                                940,061
                                                          -------------
Entertainment (0.4%)
AOL Time Warner Inc. + .............          4,650             234,825
Viacom, Inc. - Class B + ...........          1,872              97,456
Walt Disney Co. (The) ..............          4,900             148,225
                                                          -------------
                                                                480,506
                                                          -------------
Equipment - Semiconductors (0.0%)
Novellus Systems, Inc. + ...........            300              16,545
                                                          -------------
Financial - Diversified (1.1%)
Ambac Financial Group, Inc. ........            440              23,676
American Express Co. ...............          3,200             135,808
CIT Group, Inc. (The) ..............          1,100              40,370
Citigroup Inc. .....................         12,053             592,405
Fannie Mae .........................          4,420             354,749
Freddie Mac ........................          3,090             203,322
Moody's Corp. ......................            500              15,700
Morgan Stanley Dean Witter & Co. ...          2,700             169,533
USA Education Inc. .................            500              35,550
                                                          -------------
                                                              1,571,113
                                                          -------------
Foods (0.4%)
Campbell Soup Co. ..................          1,000              30,440
ConAgra Foods, Inc. ................          1,200              24,972
General Mills, Inc. ................            800              31,528
Heinz (H.J.) Co. ...................            500              19,575
Hershey Foods Corp. ................            400              24,164
Kellogg Co. ........................          1,200              30,600
PepsiCo, Inc. ......................          3,500             153,335
Quaker Oats Co. ....................            300              29,100
Ralston Purina Group ...............            800              24,312
Sara Lee Corp. .....................          2,000              39,820
Unilever NV ........................          1,400              78,568
Wrigley (Wm.) Jr. Co. ..............            700              33,817
                                                          -------------
                                                                520,231
                                                          -------------
Footwear (0.0%)
NIKE, Inc. - Class B ...............            800              33,448
Reebok International Ltd. + ........            190               4,870
                                                          -------------
                                                                 38,318
                                                          -------------
Gaming, Lottery, & Pari-mutuel (0.0%)
Harrah's Entertainment, Inc. + .....            400              13,800
                                                          -------------
Hardware & Tools (0.0%)
Black & Decker Corp. ...............            200               7,972
Stanley Works (The) ................            200               7,250
                                                          -------------
                                                                 15,222
                                                          -------------
Health Care - Drugs (0.1%)
Alza Corp. + .......................          1,030              47,092
Watson Pharmaceuticals, Inc. +......            400              19,920
                                                          -------------
                                                                 67,012
                                                          -------------
Health Care - Drugs/pharmaceuticals (1.6%)
Allergan, Inc. .....................            400              30,400
Health Care - Drugs/Pharmaceuticals (continued)
Eli Lilly & Co. ....................          4,200       $     357,000
Forest Laboratories, Inc. +.........            500              30,575
King Pharmaceuticals, Inc. + .......            500              21,065
Merck & Co., Inc. ..................          5,500             417,835
Pfizer, Inc. .......................         23,575           1,020,797
Pharmacia Corp. ....................          2,907             151,920
Schering-Plough Corp. ..............          3,500             134,890
                                                          -------------
                                                              2,164,482
                                                          -------------
Health Care - Hospital Management (0.1%)
HCA - The Healthcare Co. ...........          1,300              50,310
Tenet Healthcare Corp. +............          1,400              62,496
                                                          -------------
                                                                112,806
                                                          -------------
Health Care - Managed Care (0.1%)
Humana, Inc. +......................            510               5,039
UnitedHealth Group Inc. ............          1,200              78,576
Wellpoint Health Networks, Inc. +...            260              25,545
                                                          -------------
                                                                109,160
                                                          -------------
Health Care - Medical Products/supplies (0.3%)
Applera Corp-Applied Biosystem Group            600              19,236
Bard (C.R.) Inc. ...................            210               9,242
Bausch & Lomb, Inc. ................            160               6,832
Baxter International, Inc. .........          1,280             116,672
Becton, Dickinson & Co. ............            800              25,880
Biomet, Inc. .......................            500              21,365
Boston Scientific Corp. + ..........          1,100              17,468
Guidant Corp. + ....................            700              28,700
Medtronic, Inc. ....................          2,700             120,420
St. Jude Medical, Inc. + ...........            300              17,175
Stryker Corp. ......................            600              35,574
                                                          -------------
                                                                418,564
                                                          -------------
Health Care - Special Services (0.0%)
HEALTHSOUTH Corp. + ................          1,100              15,455
                                                          -------------
Health Care Diversified (0.8%)
Abbott Laboratories ................          3,500             162,330
American Home Products Corp. .......          3,100             179,025
Bristol-Myers Squibb Co. ...........          4,700             263,200
Johnson & Johnson ..................          5,200             501,696
                                                          -------------
                                                              1,106,251
                                                          -------------
Homebuilding (0.0%)
Centex Corp. .......................            200               8,630
KB HOME ............................            140               4,231
Pulte Corp. ........................            210               9,824
                                                          -------------
                                                                 22,685
                                                          -------------
Household Furnishings & Appliances (0.0%)
Maytag Corp. .......................            260               9,035
Whirlpool Corp. ....................            200              11,154
                                                          -------------
                                                                 20,189
                                                          -------------
Household Products - Non-durable (0.3%)
Clorox Co. .........................            700              22,281
Colgate-Palmolive Co. ..............          1,400              78,190
Kimberly-Clark Corp. ...............          1,300              77,220

                                      See Notes to Portfolio of Investments.  13

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund I (continued)
================================================================================
                                        Number of             Market
                                         Shares               Value
                                      ---------------     ----------------
Household Products - Non-Durable (continued)
Procter & Gamble Co. ...............          3,000       $     180,150
                                                          -------------
                                                                357,841
                                                          -------------
Housewares (0.0%)
Fortune Brands, Inc. ...............            200               6,230
Newell Rubbermaid Inc. .............            600              16,176
Tupperware Corp. ...................            110               2,422
                                                          -------------
                                                                 24,828
                                                          -------------
Insurance - Life/health (0.2%)
AFLAC, Inc. ........................          2,260              71,868
American General Corp. .............          1,800              78,498
Conseco, Inc. + ....................            800              15,224
Jefferson-Pilot Corp. ..............            450              20,997
Lincoln National Corp. .............            880              40,621
MetLife, Inc. ......................          1,800              52,200
Torchmark Corp. ....................            520              19,703
UnumProvident Corp. ................            900              26,919
                                                          -------------
                                                                326,030
                                                          -------------
Insurance - Multi-line (0.5%)
American International Group, Inc. .          5,600             458,080
CIGNA Corp. ........................            600              64,020
Hartford Financial Services Group,
 Inc................................          1,030              63,963
Loews Corp. ........................            900              60,669
                                                          -------------
                                                                646,732
                                                          -------------
Insurance - Property/casualty (0.2%)
Allstate Corp. (The) ...............          1,800              75,150
Chubb Corp. ........................            500              33,375
Cincinnati Financial Corp. .........            600              23,028
MBIA, Inc. .........................            620              29,667
MGIC Investment Corp. ..............            400              25,996
Progressive Corp. ..................            240              28,032
SAFECO Corp. .......................            300               8,010
St. Paul Co., Inc. .................            700              31,570
                                                          -------------
                                                                254,828
                                                          -------------
Insurance Brokers (0.1%)
Aon Corp. ..........................            700              23,268
Marsh & McLennan Co., Inc. .........            700              67,508
                                                          -------------
                                                                 90,776
                                                          -------------
Investment Banking/brokerage (0.1%)
Bear Stearns Co., Inc. (The) .......            300              15,090
Lehman Brothers Holdings Inc. ......            300              21,825
Merrill Lynch & Co., Inc. ..........          1,900             117,230
                                                          -------------
                                                                154,145
                                                          -------------
Investment Management (0.0%)
Franklin Resources, Inc. ...........            300              13,095
Price (T. Rowe) Associates, Inc. ...            300              10,428
Stilwell Financial, Inc. ...........            600              17,682
                                                          -------------
                                                                 41,205
                                                          -------------
Leisure Time - Products (0.0%)
Brunswick Corp. ....................            370               7,422
Harley-Davidson, Inc. ..............            700              32,263
Leisure Time - Products (Continued)
Mattel, Inc. .......................          1,200       $      19,380
                                                          -------------
                                                                 59,065
                                                          -------------
Lodging - Hotels (0.1%)
Carnival Corp. .....................          1,400              37,100
Hilton Hotels Corp. ................          1,200              13,260
Marriott International, Inc. .......            600              27,528
                                                          -------------
                                                                 77,888
                                                          -------------
Machinery - Diversified (0.1%)
Caterpillar, Inc. ..................            800              40,160
Dover Corp. ........................            300              11,721
Ingersoll-Rand Co. .................            500              23,500
Timken Co. .........................            300               5,130
                                                          -------------
                                                                 80,511
                                                          -------------
Manufacturing - Diversified (0.5%)
Crane Co. ..........................            190               5,347
Danaher Corp. ......................            400              22,404
Eaton Corp. ........................            200              14,722
Honeywell International Inc. .......          2,000              97,760
Illinois Tool Works, Inc. ..........            700              44,366
ITT Industries, Inc. ...............            300              13,221
Johnson Controls, Inc. .............            300              21,720
Minnesota Mining and Manufacturing
 Co. (3M) ..........................            900             107,109
National Service Industries, Inc. ..            200               4,820
Parker-Hannifin Corp. ..............            300              13,986
PPG Industries Inc. ................            200              10,630
Textron, Inc. ......................            500              26,510
Thermo Electron Corp. +.............            500              13,180
Tyco International Ltd. ............          6,563             350,267
                                                          -------------
                                                                746,042
                                                          -------------
Manufacturing - Specialized (0.1%)
Avery Dennison Corp. ...............            300              16,821
Pall Corp. .........................            500              11,735
United Technologies Corp. ..........          1,200              93,696
                                                          -------------
                                                                122,252
                                                          -------------
Miscellaneous Metals (0.0%)
Barrick Gold Corp. .................            900              14,796
Inco Ltd. + ........................            600              10,884
Placer Dome, Inc. ..................            800               8,096
                                                          -------------
                                                                 33,776
                                                          -------------
Natural Gas - Distribution - Pipe Line (0.3%)
Dynegy Inc. ........................          1,100              63,635
El Paso Energy Corp. ...............          1,753             120,606
Enron Corp. ........................          1,800             112,896
KeySpan Energy Corp. ...............            610              24,217
Kinder Morgan, Inc. ................            400              23,480
NICOR, Inc. ........................            200               7,838
ONEOK, Inc. ........................            110               4,754
Peoples Energy Corp. ...............            120               4,770
Sempra Energy ......................            600              16,602

14  See Notes to Portfolio of Investments.

================================================================================
                                        Number of             Market
                                         Shares               Value
                                      ---------------     ----------------
Natural Gas - Distribution - Pipe Line (Continued)
Williams Co., Inc. (The) ...........          1,100       $      46,387
                                                          -------------
                                                                425,185
                                                          -------------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc. .................            400              15,228
                                                          -------------
OIL (0.2%)
Royal Dutch Petroleum Co. + ........          5,100             303,603
                                                          -------------
Oil & Gas - Drilling & Equipment (0.2%)
Baker Hughes Inc. ..................            800              31,432
Halliburton Co. ....................          1,100              47,531
Nabors Industries, Inc. + ..........            400              23,848
Noble Drilling Corp. + .............            300              14,550
Rowan Co., Inc. + ..................            350              11,616
Schlumberger Ltd. ..................          1,300              86,190
Transocean Sedco Forex Inc. ........            500              27,140
                                                          -------------
                                                                242,307
                                                          -------------
Oil & Gas - Exploration/production (0.2%)
Anadarko Petroleum Corp. ...........          1,097              70,888
Apache Corp. .......................            400              25,584
Burlington Resources, Inc. .........            700              33,047
Devon Energy Corp. .................            400              23,604
EOG Resources, Inc. ................            450              20,876
Kerr-McGee Corp. ...................            410              29,376
Unocal Corp. .......................            900              34,344
                                                          -------------
                                                                237,719
                                                          -------------
Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc. ...................            300              12,918
Sunoco, Inc. .......................            390              14,828
Tosco Corp. ........................            640              29,472
                                                          -------------
                                                                 57,218
                                                          -------------
Oil - Domestic Integrated (0.2%)
Amerada Hess Corp. .................            400              35,000
Conoco Inc. - Class B ..............          2,730              83,047
Occidental Petroleum Corp. .........          1,640              49,397
Phillips Petroleum Co. .............          1,110              66,156
USX-Marathon Group .................          1,370              43,785
                                                          -------------
                                                                277,385
                                                          -------------
Oil - International Integrated (0.8%)
Chevron Corp. ......................          2,300             222,088
Exxon Mobil Corp. ..................          8,400             744,240
Texaco, Inc. .......................          2,000             144,560
                                                          -------------
                                                              1,110,888
                                                          -------------
Paper & Forest Products (0.1%)
Boise Cascade Corp. ................            200               6,996
Georgia-Pacific Corp. ..............            500              16,255
Mead Corp. .........................            200               5,640
Westvaco Corp. .....................            310               8,178
Weyerhaeuser Co. ...................            300              16,959
Willamette Industries, Inc. ........            300              14,595
                                                          -------------
                                                                 68,623
                                                          -------------
Personal Care (0.1%)
Alberto-Culver Co. - Class B .......            170               6,926
Personal Care (Continued)
Avon Products, Inc. ................            600       $      25,392
Gillette Co. .......................          2,500              70,900
                                                          -------------
                                                                103,218
                                                          -------------
Photography/imaging (0.0%)
Eastman Kodak Co. ..................            900              39,150
                                                          -------------
Power Producers - Independent (0.1%)
AES Corp. + ........................          1,200              57,204
Calpine Corp. + ....................            700              39,893
                                                          -------------
                                                                 97,097
                                                          -------------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The) ........            600              38,868
                                                          -------------
Publishing - Newspapers (0.1%)
Dow Jones & Co., Inc. ..............            100               5,427
Gannett Co., Inc. ..................            600              38,730
New York Times Co. .................            400              16,412
Tribune Co. ........................            500              21,070
                                                         --------------
                                                                 81,639
                                                          -------------
Railroads (0.1%)
Burlington Northern Santa Fe Corp. .          1,000              29,400
CSX Corp. ..........................            500              17,535
Norfolk Southern Corp. .............          1,100              21,714
Union Pacific Corp. ................            600              34,134
                                                          -------------
                                                                102,783
                                                          -------------
Reit Diversified (0.0%)
Starwood Hotels & Resorts Worldwide,            510              18,406
 Inc................................
                                                          -------------
Restaurants (0.1%)
Darden Restaurants, Inc. ...........            550              15,020
McDonald's Corp. ...................          1,500              41,250
Starbucks Corp. +...................          1,200              23,220
Tricon Global Restaurants, Inc. + ..            300              13,446
Wendy's International, Inc. ........            420              10,639
                                                          -------------
                                                                103,575
                                                          -------------
Retail - Building Supplies (0.0%)
Lowe's Co., Inc. ...................            500              31,500
Sherwin-Williams Co. ...............            400               8,392
                                                          -------------
                                                                 39,892
                                                          -------------
Retail - Computers & Electronics (0.0%)
Best Buy Co., Inc. + ...............            500              27,525
Circuit City Stores - Circuit City
 Group..............................            500               7,525
RadioShack Corp. ...................            300               9,189
                                                          -------------
                                                                 44,239
                                                          -------------
Retail - Department Stores (0.1%)
Federated Department Stores, Inc. +             400              17,192
Kohl's Corp. + .....................            800              48,848
May Department Stores Co. ..........            700              26,075
Sears, Roebuck & Co. ...............          1,000              36,850
                                                          -------------
                                                                128,965
                                                          -------------
Retail - General Merchandise Chains (0.3%)
Target Corp. .......................          2,200              84,590
Wal-Mart Stores, Inc. ..............          4,900             253,526
                                                          -------------
                                                                338,116
                                                          -------------

                                      See Notes to Portfolio of Investments.  15

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund I (continued)
================================================================================

                                        Number of             Market
                                         Shares               Value
                                      ---------------     ----------------
Retail - Speciality (0.0%)
AutoZone, Inc. +....................            300       $       9,402
Bed Bath & Beyond, Inc. + ..........            800              22,656
Office Depot, Inc. + ...............          1,100              10,450
Staples, Inc. + ....................          1,000              16,270
Toys "R" Us, Inc. + ................            100               2,480
                                                          -------------
                                                                 61,258
                                                          -------------
Retail Speciality - Apparel (0.0%)
The Limited, Inc. ..................            900              15,228
TJX Companies, Inc. ................            700              21,931
                                                          -------------
                                                                 37,159
                                                          -------------
Retail Stores - Drug Store (0.1%)
CVS Corp. ..........................          1,000              58,950
Longs Drug Stores Corp. ............            160               4,744
Walgreen Co. .......................          2,400             102,672
                                                          -------------
                                                                166,366
                                                          -------------
Retail Stores - Food Chains (0.1%)
Albertson's, Inc. ..................          1,000              33,400
Kroger Co. (The) + .................          2,000              45,180
Safeway, Inc. + ....................          1,200              65,160
                                                          -------------
                                                                143,740
                                                          -------------
Savings & Loan Companies (0.1%)
Charter One Financial, Inc. ........            590              17,287
Golden West Financial Corp. ........            730              42,851
Washington Mutual Financial Corp. ..          2,540             126,822
                                                          -------------
                                                                186,960
                                                          -------------
Services - Advertising/marketing (0.0%)
canicom Group, Inc. ................            500              43,925
                                                          -------------
Services - Commercial & Consumer (0.1%)
Cendant Corp. + ....................          1,900              33,706
Convergys Corp. +...................            200               7,300
H&R Block, Inc. ....................            200              11,000
IMS Health, Inc. ...................            800              21,960
                                                          -------------
                                                                 73,966
                                                          -------------
Services - Computer Systems (0.1%)
Computer Sciences Corp. + ..........            400              14,252
Electronic Data Systems Corp. ......          1,100              70,950
Sabre Holdings Corp. + .............            300              14,958
                                                          -------------
                                                                100,160
                                                          -------------
Services - Data Processing (0.2%)
Automatic Data Processing, Inc. ....          1,500              81,375
Concord EFS, Inc. + ................            800              37,240
First Data Corp. ...................          1,000              67,440
Fiserv, Inc. +......................            540              29,884
Paychex, Inc. ......................          1,100              38,016
                                                          -------------
                                                                253,955
                                                          -------------
Services - Employment (0.0%)
Robert Half International, Inc. + ..            600              16,680
                                                          -------------
Speciality Printing (0.0%)
Deluxe Corp. .......................            380               9,876
RR Donnelley & Sons Co. ............            520              14,477
                                                          -------------
                                                                 24,353
                                                          -------------
Steel (0.0%)
Allegheny Technologies Inc. ........            270       $       4,925
Nucor Corp. ........................            200              10,146
                                                          -------------
                                                                 15,071
                                                          -------------
Telephone (0.7%)
ALLTEL Corp. .......................            700              38,227
BellSouth Corp. ....................          4,500             188,820
Qwest Communications International
 Inc. + ............................          1,963              80,287
SBC Communications, Inc. ...........          8,100             334,125
Verizon Communications .............          6,460             355,752
                                                          -------------
                                                                997,211
                                                          -------------
Telephone Long Distance (0.2%)
AT&T Corp. .........................          8,900             198,295
Sprint Corp. .......................          1,000              21,380
WorldCom, Inc. + ...................          3,400              62,050
                                                          -------------
                                                                281,725
                                                          -------------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc. ................            100               4,916
VF Corp. ...........................            300              12,177
                                                          -------------
                                                                 17,093
                                                          -------------
Tobacco (0.4%)
Philip Morris Co. Inc. .............          9,770             489,575
UST, Inc. ..........................            500              15,050
                                                          -------------
                                                                504,625
                                                          -------------
Truckers (0.0%)
Ryder System, Inc. .................            250               4,952
                                                          -------------
Trucks & Parts (0.0%)
PACCAR, Inc. .......................            200               9,704
                                                          -------------
Waste Management (0.0%)
Waste Management, Inc. .............          1,500              36,615
                                                          -------------
Total Common Stocks                                          26,531,378
 (COST $22,395,420)
                                                          -------------
                                        Principal
                                         Amount
                                      ---------------
LONG-TERM BONDS AND NOTES (78.0%)
Federal National Mortgage Assoc.,
 Zero Coupon, 08/16/04 .............  $   8,133,000           6,834,241
U.S. Treasury Note, Zero Coupon,
 08/15/04...........................    117,069,000         100,205,211
                                                          -------------
Total Long-Term Bonds and Notes
 (COST $103,243,317)                                        107,039,452
                                                          -------------
SHORT-TERM INVESTMENTS (2.9%)
Federal National Mortgage Assoc.,
 4.53%, 05/01/01 ...................      3,690,000           3,690,000
U.S. Treasury Bill, 3.84%, 10/04/01
 @..................................        300,000             295,020
                                                          -------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $3,985,281)                                            3,985,020
                                                          -------------

16  See Notes to Portfolio of Investments.

================================================================================

                                                               Market
                                                               Value
                                                          ----------------
Total Investments
 (Cost $129,624,018)(a)                                    $137,555,850
Other Assets Less Liabilities                                  (322,271)
                                                          -------------
Total Net Assets                                           $137,233,579
                                                          =============



Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $132,725,307. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:

Unrealized gains............................................  $  4,830,543

Unrealized losses...........................................            --
                                                              ------------
 Net unrealized gain........................................  $  4,830,543
                                                              ============


Information concerning open futures contracts at April 30, 2001 is shown below:

                                        Notional
                           No. of        Market       Expiration       Unrealized
                         Contracts        Value          Date         Gain/(Loss)
                        ------------  -------------  -------------  ----------------
    Long Contracts
----------------------
S&P 500 Index Futures.       12        $3,762,900       Jun 01          $  6,152
                                      ===========                   ============

+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.

Category percentages are based on net assets.

                                          See Notes to Financial Statements.  17

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund II
--------------------------------------------------------------------------------

                                              Number Of             Market
                                                Shares              Value
                                             --------------     -------------
COMMON STOCKS (12.3%)
Aerospace/Defense (0.2%)
Boeing Co. .................................       1,840        $    113,712
General Dynamics Corp. .....................         430              33,144
Goodrich (B.F.) Co. ........................         210               8,274
Lockheed Martin Corp. ......................         940              33,050
Northrop Grumman Corp. .....................         190              17,148
                                                                ------------
                                                                     205,328
                                                                ------------
Agriculture (0.0%)
Archer-Daniels-Midland Co. .................         745               8,873
                                                                ------------
Air Freight (0.0%)
FedEx Corp. + ..............................         300              12,621
                                                                ------------
Airlines (0.0%)
AMR Corp. + ................................         200               7,622
Delta Air Lines, Inc. ......................         100               4,403
Southwest Airlines Co. .....................         850              15,479
                                                                ------------
                                                                      27,504
                                                                ------------
Aluminum (0.1%)
Alcan Aluminum Ltd. ........................         400              17,800
Alcoa Inc. .................................       1,048              43,387
                                                                ------------
                                                                      61,187
                                                                ------------
Auto Parts & Equipment (0.1%)
Cooper Tire & Rubber Co. ...................         170               2,047
Dana Corp. .................................         240               4,711
Delphi Automotive Systems Corp. ............         600               8,940
Genuine Parts Co. ..........................         300               8,100
Snap-On, Inc. ..............................         130               3,770
TRW, Inc. ..................................         200               7,692
Visteon Corp. ..............................         263               4,347
                                                                ------------
                                                                      39,607
                                                                ------------
Automobiles (0.1%)
Ford Motor Co. .............................       3,400             100,232
General Motors Corp. .......................         500              27,405
                                                                ------------
                                                                     127,637
                                                                ------------
Banks - Major Regional (0.5%)
AmSouth Bancorporation .....................         400               6,860
Bank of New York Co., Inc. .................         900              45,180
Bank One Corp. .............................       1,400              52,878
BB&T Corp. .................................         500              17,710
Comerica, Inc. .............................         240              12,343
Fifth Third Bancorp ........................         648              34,837
Fleet Boston Financial Corp. ...............       1,408              54,025
Huntington Bancshares Inc. .................         400               6,028
KeyCorp ....................................         500              11,590
Mellon Financial Corp. .....................         500              20,465
National City Corp. ........................         700              19,047
Northern Trust Corp. .......................         200              13,006
PNC Financial Services Group ...............         400              26,028
Regions Financial Corp. ....................         200               6,090
SouthTrust Corp. ...........................         200               9,510
State Street Corp. .........................         200              20,756
Suntrust Banks, Inc.........................         300        $     19,050
Synovus Financial Corp......................         300               8,634
U.S. Bancorp ...............................       2,418              51,213
Union Planters Corp. .......................         270              10,263
Wachovia Corp...............................         200              12,160
Wells Fargo & Co............................       2,000              93,940
                                                                ------------
                                                                     551,613
                                                                ------------
Banks - Money Center (0.3%)
Bank of America Corp........................       1,900             106,400
First Union Corp............................       1,200              35,964
J.P. Morgan Chase & Co......................       2,300             110,354
                                                                ------------
                                                                     252,718
                                                                ------------
Beverages - Alcoholic (0.1%)
Anheuser-Busch Co., Inc.....................       1,100              43,989
Brown-Forman Corp...........................         100               6,080
Coors (Adolph) Co...........................          70               3,640
                                                                ------------
                                                                      53,709
                                                                ------------
Beverages - Non-Alcoholic (0.1%)
Coca-Cola Co. (The) ........................       3,000             138,570
                                                                ------------
Biotechnology (0.1%)
Amgen, Inc. + ..............................       1,300              79,482
Biogen, Inc. + .............................         200              12,932
Chiron Corp. + .............................         200               9,602
MedImmune, Inc. +...........................         200               7,830
                                                                ------------
                                                                     109,846
                                                                ------------
Building Materials Group (0.0%)
Masco Corp..................................         300               6,900
                                                                ------------
Chemicals (0.1%)
Air Products and Chemicals, Inc.............         200               8,598
Dow Chemical Co. ...........................         500              16,725
Du Pont (E.I.) de Nemours ..................       1,300              58,747
Eastman Chemical Co.........................         170               9,051
Praxair, Inc................................         200               9,466
                                                                ------------
                                                                     102,587
                                                                ------------
Chemicals - Diversified (0.0%)
Engelhard Corp..............................         200               5,142
FMC Corp. + ................................          60               4,301
                                                                ------------
                                                                       9,443
                                                                ------------
Chemicals - Speciality (0.0%)
Ecolab, Inc.................................         200               7,566
Great Lakes Chemical Corp...................          70               2,200
International Flavors & Fragrances,
 Inc........................................         190               4,697
Sigma-Aldrich Corp..........................         100               4,604
                                                                ------------
                                                                      19,067
                                                                ------------
Communications Equipment (0.1%)
Comverse Technology, Inc. + ................         380              26,030
Corning, Inc................................       1,210              26,584
Nortel Networks Corp........................       1,800              27,540
QUALCOMM Inc. + ............................         900              51,624
Scientific-Atlanta, Inc.....................         200              11,546
                                                                ------------
                                                                     143,324
                                                                ------------

18   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                               Number Of             Market
                                                 Shares              Value
                                            --------------       -------------
Computers - Hardware (0.4%)
Apple Computer, Inc. + .....................          300        $      7,647
Dell Computer Corp. +.......................        3,000              78,870
Gateway, Inc. +.............................          500               9,500
Hewlett-Packard Co. ........................        1,100              31,273
International Business Machines Corp........        2,100             241,794
Palm, Inc. + ...............................          800               6,408
Sun Microsystems, Inc. + ...................        3,800              65,056
                                                                 ------------
                                                                      440,548
                                                                 ------------
Computers - Networking (0.1%)
Avaya Inc. + ...............................          400               5,916
Cisco Systems, Inc. + ......................        4,100              69,618
Network Appliance, Inc. + ..................          600              13,650
                                                                 ------------
                                                                       89,184
                                                                 ------------
Computers - Peripherals (0.1%)
EMC Corp. + ................................        2,700             106,920
                                                                 ------------
Computers Software/services (0.6%)
Adobe Systems, Inc. ........................          200               8,984
Autodesk, Inc. .............................          100               3,486
BMC Software, Inc. + .......................          200               4,838
Citrix Systems, Inc. .......................          200               5,680
Computer Associates International,
 Inc........................................          600              19,314
Intuit Inc. + ..............................          200               6,408
Mercury Interactive Corp. + ................           80               5,292
Microsoft Corp. + ..........................        6,300             426,825
Oracle Corp. + .............................        6,500             105,040
PeopleSoft, Inc. + .........................          300              11,112
Siebel Systems, Inc. + .....................          500              22,790
Unisys Corp. +..............................          400               4,816
VERITAS Software Corp. + ...................          500              29,805
                                                                 ------------
                                                                      654,390
                                                                 ------------
Consumer Finance (0.1%)
Capital One Financial Corp. ................          380              23,887
Countrywide Credit Industries, Inc. ........          100               4,267
Household International, Inc. ..............          900              57,618
MBNA Corp. .................................        1,200              42,780
Providian Financial Corp. ..................          300              15,990
                                                                 ------------
                                                                      144,542
                                                                 ------------
Containers - Metal & Glass (0.0%)
Ball Corp. .................................           50               2,300
                                                                 ------------
Containers/Packaging - Paper (0.0%)
Bemis Co., Inc. ............................          130               4,889
Pactiv Corp. + .............................          300               4,194
Temple-Inland Inc. .........................          100               5,100
                                                                 ------------
                                                                       14,183
                                                                 ------------
Distributors - Food & Health (0.1%)
Cardinal Health, Inc. ......................          800              53,920
McKesson HBOC, Inc. ........................          300               9,252
SUPERVALU, Inc. ............................          300               4,101
Sysco Corp. ................................        1,300              36,556
                                                                 ------------
                                                                      103,829
                                                                 ------------
Electric Companies (0.4%)
Allegheny Energy, Inc.......................          230        $     11,767
Ameren Corp.................................          200               8,394
American Electric Power Co., Inc............          320              15,789
Cinergy Corp................................          310              10,751
CMS Energy Corp.............................          280               8,764
Consolidated Edison, Inc....................          200               7,482
Constellation Energy Group..................          300              14,322
Dominion Resources, Inc.....................          504              34,519
DTE Energy Co...............................          160               6,707
Duke Energy Corp............................          900              42,084
Entergy Corp................................          440              17,820
Exelon Corp.................................          600              41,430
FirstEnergy Corp............................          440              13,332
FPL Group, Inc..............................          400              23,960
GPU, Inc....................................          250               8,328
NiSource Inc................................          400              11,908
Pinnacle West Capital Corp..................          180               9,034
PPL Corp....................................          310              17,050
Progress Energy, Inc........................          300              13,272
Public Service Enterprise Group, Inc........          430              19,969
Reliant Energy Inc..........................          640              31,712
Southern Co.................................          800              18,712
TXU Corp....................................          390              17,144
Xcel Energy, Inc............................          675              21,060
                                                                 ------------
                                                                      425,310
                                                                 ------------
Electric Utilities (0.0%)
Mirant Corp. +..............................          678              27,662
                                                                 ------------
Electrical Equipment (0.6%)
Cooper Industries, Inc......................          190               7,100
Emerson Electric Co.........................          300              19,995
General Electric Co.........................        1,600             562,948
Power-One, Inc. +...........................          100               1,751
Rockwell International Corp.................          200               9,006
Sanmina Corp. +.............................          200               5,830
                                                                 ------------
                                                                      606,630
                                                                 ------------
Electronics - Defense (0.0%)
Raytheon Co. - Class B......................          400              11,812
                                                                 ------------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. +................          300              11,703
PerkinElmer, Inc............................           90               6,022
Tektronix, Inc. +...........................          160               3,872
                                                                 ------------
                                                                       21,597
                                                                 ------------
Electronics - Semiconductors (0.4%)
Advanced Micro Devices, Inc. +..............          400              12,400
Altera Corp. +..............................          400              10,116
Analog Devices, Inc. +......................          300              14,193
Applied Micro Circuits Corp. +..............          300               7,806
Broadcom Corp. - Class A +..................          200               8,312
Intel Corp..................................        7,900             244,189
JDS Uniphase Corp. +........................        1,700              36,346
Linear Technology Corp......................          300              14,412


                                      See Notes to Portfolio of Investments.  19

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund II (continued)
--------------------------------------------------------------------------------

                                              Number Of             Market
                                                Shares              Value
                                             -----------          ---------
Electronics - Semiconductors (continued)
Maxim Integrated Products, Inc. + ...........        300       $      15,330
Micron Technology, Inc. + ...................        700              31,766
National Semiconductor Corp. + ..............        200               5,760
Texas Instruments, Inc. .....................      1,000              38,700
Vitesse Semiconductor Corp. +................        100               3,390
Xilinx, Inc. + ..............................        200               9,494
                                                               -------------
                                                                     452,214
                                                               -------------
Entertainment (0.2%)
AOL Time Warner Inc. + ......................      2,400             121,200
Viacom, Inc. - Class B +.....................        800              41,648
Walt Disney Co. (The) .......................      2,600              78,650
                                                               -------------
                                                                     241,498
                                                               -------------
Equipment - Semiconductors (0.0%)
Novellus Systems, Inc. + ....................        200              11,030
                                                               -------------
Financial - Diversified (0.7%)
Ambac Financial Group, Inc. .................        200              10,762
American Express Co. ........................      1,700              72,148
CIT Group, Inc. (The) .......................        500              18,350
Citigroup Inc. ..............................      5,926             291,263
Fannie Mae ..................................      2,190             175,769
Freddie Mac .................................      1,540             101,332
Moody's Corp. ...............................        300               9,420
Morgan Stanley Dean Witter & Co. ............      1,300              81,627
USA Education Inc. ..........................        200              14,220
                                                               -------------
                                                                     774,891
                                                               -------------
Foods (0.2%)
Campbell Soup Co. ...........................        500              15,220
ConAgra Foods, Inc. .........................        600              12,486
General Mills, Inc. .........................        300              11,823
Heinz (H.J.) Co. ............................        300              11,745
Hershey Foods Corp. .........................        200              12,082
Kellogg Co. .................................        400              10,200
PepsiCo, Inc. ...............................      1,700              74,477
Quaker Oats Co. .............................        200              19,400
Ralston Purina Group ........................        400              12,156
Sara Lee Corp. ..............................      1,000              19,910
Unilever NV .................................        700              39,284
Wrigley (Wm.) Jr. Co. .......................        200               9,662
                                                               -------------
                                                                     248,445
                                                               -------------
Footwear (0.0%)
NIKE, Inc. - Class B ........................        300              12,543
                                                               -------------
Gaming, Lottery, & Pari-Mutuel (0.0%)
Harrah's Entertainment, Inc. +...............        210               7,245
                                                               -------------
Hardware & Tools (0.0%)
Black & Decker Corp. ........................        170               6,776
Stanley Works (The) .........................        190               6,888
                                                               -------------
                                                                      13,664
                                                               -------------
Health Care - Drugs (0.0%)
Alza Corp. + ................................        400              18,288
Watson Pharmaceuticals, Inc. + ..............         90               4,482
                                                               -------------
                                                                      22,770
                                                               -------------
Health Care - Drugs/pharmaceuticals (1.0%)
Allergan, Inc. ..............................        200              15,200
Eli Lilly & Co. .............................      2,100             178,500
Forest Laboratories, Inc. + .................        200              12,230
King Pharmaceuticals, Inc. + ................        300              12,639
Merck & Co., Inc. ...........................      2,700             205,119
Pfizer, Inc. ................................     11,475             496,868
Pharmacia Corp. .............................      1,570              82,048
Schering-Plough Corp. .......................      1,800              69,372
                                                               -------------
                                                                   1,071,976
                                                               -------------
Health Care - Hospital Management (0.1%)
HCA - The Healthcare Co. ....................        600              23,220
Tenet Healthcare Corp. + ....................        700              31,248
                                                               -------------
                                                                      54,468
                                                               -------------
Health Care - Long Term Care (0.0%)
Manor Care, Inc. + ..........................        200               4,640
                                                               -------------
Health Care - Managed Care (0.1%)
Humana, Inc. + ..............................        260               2,569
UnitedHealth Group Inc. .....................        520              34,049
Wellpoint Health Networks, Inc. + ...........        120              11,790
                                                               -------------
                                                                      48,408
                                                               -------------
Health Care - Medical Products/supplies (0.2%)
Applera Corp-Applied Biosystem Group                 180               5,771
Bard (C.R.) Inc. ............................         90               3,961
Baxter International, Inc. ..................        640              58,336
Becton, Dickinson & Co. .....................        300               9,705
Biomet, Inc. ................................        420              17,946
Boston Scientific Corp. +....................        400               6,352
Guidant Corp. + .............................        400              16,400
Medtronic, Inc. .............................      1,400              62,440
St. Jude Medical, Inc. + ....................        160               9,160
Stryker Corp. ...............................        200              11,858
                                                               -------------
                                                                     201,929
                                                               -------------
Health Care - Special Services (0.0%)
HEALTHSOUTH Corp. + .........................        600               8,430
                                                               -------------
Health Care Diversified (0.5%)
Abbott Laboratories .........................      1,900              88,122
American Home Products Corp. ................      1,600              92,400
Bristol-Myers Squibb Co. ....................      2,300             128,800
Johnson & Johnson ...........................      2,500             241,200
                                                               -------------
                                                                     550,522
                                                               -------------
Homebuilding (0.0%)
Centex Corp. ................................        100               4,315
KB HOME .....................................         70               2,115
Pulte Corp. .................................        100               4,678
                                                               -------------
                                                                      11,108
                                                               -------------
Household Furnishings & Appliances (0.0%)
Leggett & Platt, Inc. .......................        300               5,823
Maytag Corp. ................................        100               3,475
Whirlpool Corp. .............................        100               5,577
                                                               -------------
                                                                      14,875
                                                               -------------

20  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                             Number Of             Market
                                               Shares              Value
                                            --------------     ----------------
Household Products - Non-durable (0.2%)
Clorox Co. ................................       200          $    6,366
Colgate-Palmolive Co. .....................       700              39,095
Kimberly-Clark Corp. ......................       700              41,580
Procter & Gamble Co. ......................     1,600              96,080
                                                               ----------
                                                                  183,121
                                                               ----------
Housewares (0.0%)
Fortune Brands, Inc. ......................       100               3,115
Newell Rubbermaid Inc. ....................       300               8,088
Tupperware Corp. ..........................        90               1,982
                                                               ----------
                                                                   13,185
                                                               ----------
Insurance - Life/health (0.2%)
AFLAC, Inc. ...............................     1,120              35,616
American General Corp. ....................     1,000              43,610
Conseco, Inc. +............................       400               7,612
Jefferson-Pilot Corp. .....................       150               6,999
Lincoln National Corp. ....................       390              18,002
MetLife, Inc. .............................     1,000              29,000
Torchmark Corp. ...........................       200               7,578
UnumProvident Corp. .......................       450              13,460
                                                               ----------
                                                                  161,877
                                                               ----------
Insurance - Multi-line (0.3%)
American International Group, Inc. ........     2,700             220,860
CIGNA Corp. ...............................       300              32,010
Hartford Financial Services Group,
 Inc.......................................       460              28,566
Loews Corp. ...............................       450              30,335
                                                               ----------
                                                                  311,771
                                                               ----------
Insurance - Property/casualty (0.1%)
Allstate Corp. (The) ......................       900              37,575
Chubb Corp. ..............................        200              13,350
Cincinnati Financial Corp. ...............        300              11,514
MBIA, Inc. ................................       315              15,073
MGIC Investment Corp. .....................       230              14,947
Progressive Corp. .........................       150              17,520
SAFECO Corp. ..............................       220               5,874
St. Paul Co., Inc. ........................       200               9,020
                                                               ----------
                                                                  124,873
                                                               ----------

Insurance Brokers (0.0%)
Aon Corp. ................................        300               9,972
Marsh & McLennan Co., Inc. ...............        300              28,932
                                                               ----------
                                                                   38,904
                                                               ----------
Investment Banking/brokerage (0.1%)
Bear Stearns Co., Inc. (The) .............        100               5,030
Lehman Brothers Holdings Inc. .............       100               7,275
Merrill Lynch & Co., Inc. .................     1,000              61,700
                                                               ----------
                                                                   74,005
                                                               ----------
Investment Management (0.0%)
Franklin Resources, Inc. ..................       170               7,421
Price (T. Rowe) Associates, Inc. ..........       200               6,952
Stilwell Financial, Inc. ..................       200               5,894
                                                               ----------
                                                                   20,267
                                                               ----------
Leisure Time - Products (0.0%)
Brunswick Corp.............................       200         $     4,012
Harley-Davidson, Inc.......................       300              13,827
Mattel, Inc................................       400               6,460
                                                              -----------
                                                                   24,299
                                                              -----------
Lodging - Hotels (0.0%)
Carnival Corp..............................       700              18,550
Hilton Hotels Corp.........................       700               7,735
Marriott International, Inc................       200               9,176
                                                              -----------
                                                                   35,461
                                                              -----------
Machinery - Diversified (0.0%)
Caterpillar, Inc...........................       300              15,060
Dover Corp.................................       200               7,814
Ingersoll-Rand Co..........................       200               9,400
Timken Co..................................       130               2,223
                                                              -----------
                                                                   34,497
                                                              -----------

Manufacturing - Diversified (0.4%)
Crane Co...................................        90               2,533
Danaher Corp...............................       200              11,202
Eaton Corp.................................       100               7,361
Honeywell International Inc................     1,000              48,880
Illinois Tool Works, Inc...................       400              25,352
ITT Industries, Inc........................       160               7,051
Johnson Controls, Inc......................       100               7,240
Minnesota Mining and Manufacturing
 Co. (3M)..................................       500              59,505
National Service Industries, Inc...........        90               2,169
Parker-Hannifin Corp.......................       100               4,662
PPG Industries Inc.........................       200              10,630
Textron, Inc...............................       200              10,604
Thermo Electron Corp. +....................       160               4,217
Tyco International Ltd.....................     3,275             174,787
                                                              -----------
                                                                  376,193
                                                              -----------
Manufacturing - Specialized (0.1%)
Avery Dennison Corp........................       100               5,607
Pall Corp..................................       100               2,347
United Technologies Corp...................       500              39,040
                                                              -----------
                                                                   46,994
                                                              -----------
Miscellaneous Metals (0.0%)
Barrick Gold Corp..........................       400               6,576
Inco Ltd. +................................       310               5,623
Placer Dome, Inc...........................       400               4,048
                                                              -----------
                                                                   16,247
                                                              -----------
Natural Gas - Distribution - Pipe Line (0.2%)
Dynegy Inc.................................       600              34,710
El Paso Energy Corp........................       961              66,117
Enron Corp.................................       900              56,448
KeySpan Energy Corp........................       260              10,322
Kinder Morgan, Inc.........................       100               5,870
NICOR, Inc.................................       100               3,919
Peoples Energy Corp........................        60               2,385
Sempra Energy..............................       440              12,175

                                      See Notes to Portfolio of Investments.  21

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund II (continued)
--------------------------------------------------------------------------------

                                                  Number of         Market
                                                   Shares            Value
                                                ------------       ---------

Natural Gas - Distribution - Pipe Line (continued)
Williams Co., Inc. (The)......................         500         $    21,085
                                                                   -----------
                                                                       213,031
                                                                   -----------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc.............................         200               7,614
                                                                   -----------
Oil (0.2%)
Royal Dutch Petroleum Co. +...................       2,500             148,825
                                                                   -----------
Oil & Gas - Drilling & Equipment (0.1%)
Baker Hughes Inc..............................         400              15,716
Halliburton Co................................         500              21,605
Nabors Industries, Inc. +.....................         200              11,924
Noble Drilling Corp. +........................         300              14,550
Rowan Co., Inc. +.............................         160               5,310
Schlumberger Ltd..............................         700              46,410
Transocean Sedco Forex Inc....................         300              16,284
                                                                   -----------
                                                                       131,799
                                                                   -----------
Oil & Gas - Exploration/production (0.1%)
Anadarko Petroleum Corp.......................         549              35,476
Apache Corp...................................         200              12,792
Burlington Resources, Inc.....................         300              14,163
Devon Energy Corp.............................         200              11,802
EOG Resources, Inc............................         200               9,278
Kerr-McGee Corp...............................         190              13,614
Unocal Corp...................................         480              18,317
                                                                   -----------
                                                                       115,442
                                                                   -----------

Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc...............................         160               6,889
Sunoco, Inc...................................         190               7,224
Tosco Corp....................................         300              13,815
                                                                   -----------
                                                                        27,928
                                                                   -----------
Oil - Domestic Integrated (0.1%)
Amerada Hess Corp.............................         190              16,625
Conoco Inc. - Class B.........................       1,360              41,371
Occidental Petroleum Corp.....................         760              22,891
Phillips Petroleum Co.........................         570              33,972
USX-Marathon Group............................         680              21,733
                                                                   -----------
                                                                       136,592
                                                                   -----------
Oil - International Integrated (0.5%)
Chevron Corp..................................       1,200             115,872
Exxon Mobil Corp..............................       4,100             363,260
Texaco, Inc...................................       1,100              79,508
                                                                   -----------
                                                                       558,640
                                                                   -----------
Paper & Forest Products (0.0%)
Boise Cascade Corp............................         130               4,547
Georgia-Pacific Corp..........................         200               6,502
Mead Corp.....................................         100               2,820
Westvaco Corp.................................         170               4,485
Weyerhaeuser Co...............................         100               5,653
Willamette Industries, Inc....................         100               4,865
                                                                   -----------
                                                                        28,872
                                                                   -----------
Personal Care (0.1%)
Alberto-Culver Co. - Class B..................         100               4,074
Avon Products, Inc............................         200         $     8,464
Gillette Co...................................       1,300              36,868
                                                                   -----------
                                                                        49,406
                                                                   -----------
Photography/imaging (0.0%)
Eastman Kodak Co..............................         300              13,050
                                                                   -----------
Power Producers - Independent (0.1%)
AES Corp. +...................................         500              23,835
Calpine Corp. +...............................         300              17,097
                                                                   -----------
                                                                        40,932
                                                                   -----------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The)...................         200              12,956
                                                                   -----------
Publishing - Newspapers (0.1%)
Dow Jones & Co., Inc..........................         100               5,427
Gannett Co., Inc..............................         300              19,365
New York Times Co.............................         200               8,206
Tribune Co....................................         300              12,642
                                                                   -----------
                                                                        45,640
                                                                   -----------
Railroads (0.1%)
Burlington Northern Santa Fe Corp.............         500              14,700
CSX Corp......................................         300              10,521
Norfolk Southern Corp.........................         400               7,896
Union Pacific Corp............................         300              17,067
                                                                   -----------
                                                                        50,184
                                                                   -----------
Reit Diversified (0.0%)
Starwood Hotels & Resorts Worldwide, Inc......         360              12,992
                                                                   -----------
Restaurants (0.1%)
Darden Restaurants, Inc.......................         200               5,462
McDonald's Corp...............................         600              16,500
Starbucks Corp. +.............................         400               7,740
Tricon Global Restaurants, Inc. +.............         200               8,964
Wendy's International, Inc....................         190               4,813
                                                                   -----------
Retail - Building Supplies (0.0%)
Lowe's Co., Inc...............................         300              18,900
Sherwin-Williams Co...........................         300               6,294
                                                                   -----------
                                                                        25,194
                                                                   -----------
Retail - Computers & Electronics (0.0%)
Best Buy Co., Inc. +..........................         200              11,010
Circuit City Stores - Circuit City
 Group........................................         300               4,515
RadioShack Corp...............................         200               6,126
                                                                   -----------
                                                                        21,651
                                                                   -----------
Retail - Department Stores (0.1%)
Federated Department Stores, Inc. +...........         200               8,596
Kohl's Corp. +................................         300              18,318
May Department Stores Co......................         300              11,175
Sears, Roebuck & Co...........................         400              14,740
                                                                   -----------
                                                                        52,829
                                                                   -----------
Retail - General Merchandise Chains (0.2%)
Target Corp...................................       1,100              42,295
Wal-Mart Stores, Inc..........................       2,400             124,176
                                                                   -----------
                                                                       166,471
                                                                   -----------
22  See Notes to Portfolio of Investments.

                                        Number Of             Market
                                          Shares              Value
                                       --------------     ----------------
Retail - Speciality (0.0%)
AutoZone, Inc. + ....................           200       $       6,268
Bed Bath & Beyond, Inc. + ...........           300               8,496
Office Depot, Inc. + ................           400               3,800
Staples, Inc. +......................           600               9,762
Toys "R" Us, Inc. + .................           300               7,440
                                                          -------------
                                                                 35,766
                                                          -------------
Retail Speciality - Apparel (0.0%)
The Limited, Inc. ...................           600              10,152
TJX Companies, Inc. .................           300               9,399
                                                          -------------
                                                                 19,551
                                                          -------------
Retail Stores - Drug Store (0.1%)
CVS Corp. ...........................           400              23,580
Longs Drug Stores Corp. .............            70               2,076
Walgreen Co. ........................         1,200              51,336
                                                          -------------
                                                                 76,992
                                                          -------------
Retail Stores - Food Chains (0.1%)
Albertson's, Inc. ...................           500              16,700
Kroger Co. (The) + ..................         1,000              22,590
Safeway, Inc. + .....................           600              32,580
                                                          -------------
                                                                 71,870
                                                          -------------
Savings & Loan Companies (0.1%)
Charter One Financial, Inc. .........           155               4,542
Golden West Financial Corp. .........           370              21,719
Washington Mutual Financial Corp. ...         1,280              63,910
                                                          -------------
                                                                 90,171
                                                          -------------
Services - Advertising/marketing (0.0%)
Interpublic Group of Co.'s, Inc.
 (The)...............................           200               6,790
Omnicom Group, Inc. .................           200              17,570
                                                          -------------
                                                                 24,360
                                                          -------------
Services - Commercial & Consumer (0.0%)
Cendant Corp. + .....................         1,000              17,740
Convergys Corp. + ...................            80               2,920
H&R Block, Inc. .....................           100               5,500
IMS Health, Inc. ....................           300               8,235
                                                          -------------
                                                                 34,395
                                                          -------------
Services - Computer Systems (0.1%)
Computer Sciences Corp. +............           200               7,126
Electronic Data Systems Corp. .......           400              25,800
Sabre Holdings Corp. + ..............           200               9,972
                                                          -------------
                                                                 42,898
                                                          -------------
Services - Data Processing (0.1%)
Automatic Data Processing, Inc. .....           800              43,400
Concord EFS, Inc. + .................           400              18,620
First Data Corp. ....................           400              26,976
Fiserv, Inc. + ......................           270              14,942
Paychex, Inc. .......................           400              13,824
                                                          -------------
                                                                117,762
                                                          -------------
Services - Employment (0.0%)
Robert Half International, Inc. +....           160               4,448
                                                          -------------
Speciality Printing (0.0%)
Deluxe Corp. ........................           100               2,599
RR Donnelley & Sons Co. .............           240       $       6,682
                                                          -------------
                                                                  9,281
                                                          -------------
Steel (0.0%)
Nucor Corp. .........................           150               7,610
                                                          -------------
Telephone (0.5%)
ALLTEL Corp. ........................           400              21,844
BellSouth Corp. .....................         2,300              96,508
CenturyTel, Inc. ....................           200               5,436
Qwest Communications International
 Inc. + .............................           996              40,736
SBC Communications, Inc. ............         4,000             165,000
Verizon Communications ..............         3,200             176,224
                                                          -------------
                                                                505,748
                                                          -------------
Telephone Long Distance (0.1%)
AT&T Corp............................         4,400              98,032
Sprint Corp..........................           400               8,553
WorldCom, Inc. + ....................         1,600              29,200
                                                          -------------
                                                                135,785
                                                          -------------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc...................            50               2,458
VF Corp..............................           200               8,118
                                                          -------------
                                                                 10,576
                                                          -------------
Tobacco (0.2%)
Philip Morris Co. Inc................         4,840             242,532
UST, Inc.............................           290               8,729
                                                          -------------
                                                                251,261
                                                          -------------
Truckers (0.0%)
Ryder System, Inc....................           100               1,981
                                                          -------------
Trucks & Parts (0.0%)
PACCAR, Inc..........................           140               6,793
                                                          -------------
Waste Management (0.0%)
Waste Management, Inc................           800              19,528
                                                          -------------
Total Common Stocks
 (Cost $11,379,975)                                          13,102,094
                                                          -------------
                                   Principal
                                    Amount
                                  ----------

Long-term Bonds And Notes (87.8%)
Federal Home Loan Mortgage Corp.,
 Zero Coupon, 12/14/04 ..............  $ 25,000,000          20,705,250
U.S. Treasury Note, Zero Coupon,
 11/15/04............................    86,103,000          72,447,064
                                                           ------------
Total Long-term Bonds And Notes
(Cost $89,238,361)                                           93,152,314
                                                           ------------
Total Investments
 (Cost $100,618,336)(A)                                     106,254,408

Other Assets Less Liabilities                                  (114,151)
                                                           ------------
Total Net Assets                                           $106,140,257
                                                           ============

                                      See Notes TO Portfolio of Investments.  23

Principal Protection Funds
Portfolio Of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund II (continued)
--------------------------------------------------------------------------------


Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $103,838,629. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:

Unrealized gains..............................            $2,415,779
Unrealized losses.............................                    --
                                                          ----------
 Net unrealized gain..........................            $2,415,779
                                                          ==========


+ Non-income producing security.

Category percentages are based on net assets.


24 See Notes to Financial Statements.

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund III
================================================================================

                                          Number of            Market
                                            Shares             Value
                                          ----------         ----------
COMMON STOCKS (17.9%)
Aerospace/Defense (0.3%)
Boeing Co..............................       2,280          $  140,904
General Dynamics Corp..................         540              41,623
Goodrich (B.F.) Co.....................         200               7,880
Lockheed Martin Corp...................       1,140              40,083
Northrop Grumman Corp..................         240              21,660
                                                             ----------
                                                                252,150
                                                             ----------
Agriculture (0.0%)
Archer-Daniels-Midland Co..............       1,160              13,816
                                                             ----------
Air Freight (0.0%)
FedEx Corp. +..........................         400              16,828
                                                             ----------
Airlines (0.0%)
AMR Corp. +............................         200               7,622
Delta Air Lines, Inc...................         100               4,403
Southwest Airlines Co..................       1,100              20,031
                                                             ----------
                                                                 32,056
                                                             ----------
Aluminum (0.1%)
Alcan Aluminum Ltd.....................         400              17,800
Alcoa Inc..............................       1,200              49,680
                                                             ----------
                                                                 67,480
                                                             ----------
Auto Parts & Equipment (0.1%)
Cooper Tire & Rubber Co................         200               2,408
Delphi Automotive Systems Corp.........         800              11,920
Genuine Parts Co.......................         300               8,100
Snap-On, Inc...........................         200               5,800
TRW, Inc...............................         300              11,538
Visteon Corp...........................         252               4,166
                                                             ----------
                                                                 43,932
                                                             ----------
Automobiles (0.2%)
Ford Motor Co..........................       4,000             117,920
General Motors Corp....................         800              43,848
                                                             ----------
                                                                161,768
                                                             ----------
Banks - Major Regional (0.8%)
AmSouth Bancorporation.................         700              12,005
Bank of New York Co., Inc..............       1,100              55,220
Bank One Corp..........................       1,700              64,209
BB&T Corp..............................         700              24,794
Comerica, Inc..........................         260              13,372
Fifth Third Bancorp....................         872              46,879
Fleet Boston Financial Corp............       1,614              61,929
Huntington Bancshares Inc..............         300               4,521
KeyCorp................................         600              13,908
Mellon Financial Corp..................         700              28,651
National City Corp.....................         900              24,489
Northern Trust Corp....................         300              19,509
PNC Financial Services Group...........         400              26,028
Regions Financial Corp.................         400              12,180
SouthTrust Corp........................         300              14,265
State Street Corp......................         300              31,134
Suntrust Banks, Inc....................         500              31,750
Synovus Financial Corp.................         400          $   11,512
U.S. Bancorp...........................       2,809              59,494
Union Planters Corp....................         300              11,403
Wachovia Corp..........................         200              12,160
Wells Fargo & Co.......................       2,400             112,728
                                                             ----------
                                                                692,140
                                                             ----------
Banks - Money Center (0.3%)
Bank of America Corp...................       2,400             134,400
First Union Corp.......................       1,400              41,958
J.P. Morgan Chase & Co.................       2,720             130,506
                                                             ----------
                                                                306,864
                                                             ----------
Beverages - Alcoholic (0.1%)
Anheuser-Busch Co., Inc................       1,300              51,987
Brown-Forman Corp......................         100               6,080
Coors (Adolph) Co......................          80               4,160
                                                             ----------
                                                                 62,227
                                                             ----------
Beverages - Non-alcoholic (0.2%)
Coca-Cola Co. (The)....................       3,700             170,903
                                                             ----------
Biotechnology (0.1%)
Amgen, Inc. +..........................       1,400              85,596
Biogen, Inc. +.........................         200              12,932
Chiron Corp. +.........................         200               9,602
MedImmune, Inc. +......................         400              15,660
                                                             ----------
                                                                123,790
                                                             ----------
Building Materials Group (0.0%)
Masco Corp.............................         400               9,200
                                                             ----------
Chemicals (0.1%)
Air Products and Chemicals, Inc........         400              17,196
Dow Chemical Co........................         600              20,070
Du Pont (E.I.) de Nemours..............       1,400              63,266
Eastman Chemical Co....................         200              10,648
Praxair, Inc...........................         300              14,199
                                                             ----------
                                                                125,379
                                                             ----------
Chemicals - Diversified (0.0%)
Engelhard Corp.........................         300               7,713
FMC Corp. +............................          80               5,735
                                                             ----------
                                                                 13,448
                                                             ----------
Chemicals - Speciality (0.0%)
Ecolab, Inc............................         300              11,349
Great Lakes Chemical Corp..............          90               2,829
International Flavors & Fragrances,
 Inc...................................         260               6,427
Sigma-Aldrich Corp.....................         200               9,208
                                                             ----------
                                                                 29,813
                                                             ----------
Communications Equipment (0.2%)
Comverse Technology, Inc. +............         470              32,195
Corning, Inc...........................       1,350              29,659
Nortel Networks Corp...................       2,200              33,660
QUALCOMM Inc. +........................       1,100              63,096
Scientific-Atlanta, Inc................         300              17,319
                                                             ----------
                                                                175,929
                                                             ----------

                                      See Notes to Portfolio of Investments.  25

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund III (continued)
================================================================================

                                          Number of            Market
                                            Shares             Value
                                          ----------         ----------
Computers - Hardware (0.6%)
Apple Computer, Inc. +...................       300          $    7,647
Dell Computer Corp. +....................     3,600              94,644
Gateway, Inc. +..........................       400               7,600
Hewlett-Packard Co.......................     1,400              39,802
International Business Machines Corp.....     2,600             299,364
Sun Microsystems, Inc. +.................     4,800              82,176
                                                             ----------
                                                                531,233
                                                             ----------
Computers - Networking (0.1%)
Avaya Inc. +.............................       500               7,395
Cisco Systems, Inc. +....................     4,700              79,806
Network Appliance, Inc. +................       600              13,650
                                                             ----------
                                                                100,851
                                                             ----------
Computers - Peripherals (0.1%)
EMC Corp. +..............................     3,200             126,720
                                                             ----------
Computers Software/Services (0.9%)
Adobe Systems, Inc.......................       400              17,968
Autodesk, Inc............................       140               4,880
BMC Software, Inc. +.....................       500              12,095
Computer Associates International, Inc....      800              25,752
Intuit Inc. +............................       200               6,408
Mercury Interactive Corp. +..............       200              13,230
Microsoft Corp. +........................     7,800             528,450
Oracle Corp. +...........................     7,800             126,048
PeopleSoft, Inc. +.......................       400              14,816
Siebel Systems, Inc. +...................       700              31,906
VERITAS Software Corp. +.................       600              35,766
                                                             ----------
                                                                817,319
                                                             ----------
Consumer Finance (0.2%)
Capital One Financial Corp...............       300              18,858
Countrywide Credit Industries, Inc.......       200               8,534
Household International, Inc.............     1,000              64,020
MBNA Corp................................     1,290              45,988
Providian Financial Corp.................       400              21,320
                                                             ----------
                                                                158,720
                                                             ----------
Containers - Metal & Glass (0.0%)
Ball Corp................................        70               3,220
                                                             ----------
Containers/Packaging - Paper (0.0%)
Bemis Co., Inc...........................       170               6,394
Pactiv Corp. +...........................       300               4,194
Temple-Inland Inc........................       100               5,100
                                                             ----------
                                                                 15,688
                                                             ----------
Distributors - Food & Health (0.1%)
Cardinal Health, Inc.....................       900              60,660
McKesson HBOC, Inc.......................       300               9,252
SUPERVALU, Inc...........................       410               5,605
Sysco Corp...............................     1,500              42,180
                                                             ----------
                                                                117,697
                                                             ----------
Electric Companies (0.6%)
Allegheny Energy, Inc....................       310              15,859
Ameren Corp..............................       300              12,591
American Electric Power Co., Inc.........       500              24,670
Cinergy Corp.............................       420          $   14,566
CMS Energy Corp..........................       380              11,894
Consolidated Edison, Inc.................       400              14,964
Constellation Energy Group...............       300              14,322
Dominion Resources, Inc..................       600              41,094
DTE Energy Co............................       350              14,672
Duke Energy Corp.........................     1,100              51,436
Entergy Corp.............................       590              23,895
Exelon Corp..............................       675              46,609
FirstEnergy Corp.........................       600              18,180
FPL Group, Inc...........................       430              25,757
GPU, Inc.................................       300               9,993
NiSource Inc.............................       550              16,373
Pinnacle West Capital Corp...............       240              12,046
PPL Corp.................................       390              21,450
Progress Energy, Inc.....................       400              17,696
Public Service Enterprise Group, Inc.....       580              26,935
Reliant Energy Inc.......................       700              34,685
Southern Co..............................     1,000              23,390
TXU Corp.................................       500              21,980
Xcel Energy, Inc.........................       940              29,328
                                                             ----------
                                                                544,385
                                                             ----------
Electric Utilities (0.0%)
Mirant Corp. +...........................       697              28,438
                                                             ----------
Electrical Equipment (0.8%)
Cooper Industries, Inc...................       200               7,474
Emerson Electric Co......................       300              19,995
General Electric Co......................    14,500             703,685
Power-One, Inc. +........................       160               2,802
Rockwell International Corp..............       300              13,509
                                                             ----------
                                                                747,465
                                                             ----------
Electronics - Defense (0.0%)
Raytheon Co. - Class B...................       600              17,718
                                                             ----------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. +.............       300              11,703
PerkinElmer, Inc.........................       110               7,360
Tektronix, Inc. +........................       200               4,840
                                                             ----------
                                                                 23,903
                                                             ----------
Electronics - Semiconductors (0.6%)
Adaptec, Inc. +..........................       320               3,597
Advanced Micro Devices, Inc. +...........       500              15,500
Altera Corp. +...........................       700              17,703
Analog Devices, Inc. +...................       500              23,655
Applied Micro Circuits Corp. +...........       400              10,408
Broadcom Corp. - Class A +...............       400              16,624
Intel Corp...............................     9,900             306,009
JDS Uniphase Corp. +.....................     1,800              38,484
Linear Technology Corp...................       500              24,020
Maxim Integrated Products, Inc. +........       400              20,440
Micron Technology, Inc. +................       800              36,304
National Semiconductor Corp. +...........       300               8,640

26  See Notes to Portfolio of Investments.

================================================================================

                                                Number of           Market
                                                 Shares             Value
                                               ----------         ----------
Electronics - Semiconductors (continued)
Texas Instruments, Inc........................     1,100              42,570
Vitesse Semiconductor Corp. +.................       200               6,780
Xilinx, Inc. +................................       200               9,494
                                                                  ----------
                                                                     580,228
                                                                  ----------
Entertainment (0.3%)
AOL Time Warner Inc. +........................     2,850             143,925
Viacom, Inc. - Class B +......................     1,200              62,472
Walt Disney Co. (The).........................     3,100              93,775
                                                                  ----------
                                                                     300,172

Equipment - Semiconductors (0.0%)
Novellus Systems, Inc. +......................       200              11,030
                                                                  ----------
Financial - Diversified (1.1%)
Ambac Financial Group, Inc....................       270              14,529
American Express Co...........................     1,900              80,636
CIT Group, Inc. (The).........................       680              24,956
Citigroup Inc.................................     7,353             361,400
Fannie Mae....................................     2,720             218,307
Freddie Mac...................................     1,900             125,020
Moody's Corp..................................       300               9,420
Morgan Stanley Dean Witter & Co...............     1,500              94,185
USA Education Inc.............................       300              21,330
                                                                  ----------
                                                                     949,783
                                                                  ----------
Foods (0.4%)
Campbell Soup Co..............................       600              18,264
ConAgra Foods, Inc............................       800              16,648
General Mills, Inc............................       500              19,705
Heinz (H.J.) Co...............................       500              19,575
Hershey Foods Corp............................       200              12,082
Kellogg Co....................................       700              17,850
PepsiCo, Inc..................................     2,200              96,382
Quaker Oats Co................................       200              19,400
Ralston Purina Group..........................       600              18,234
Sara Lee Corp.................................     1,200              23,892
Unilever NV...................................       800              44,896
Wrigley (Wm.) Jr. Co..........................       300              14,493
                                                                  ----------
                                                                     321,421
                                                                  ----------
Footwear (0.0%)
NIKE, Inc. - Class B..........................       500              20,905
                                                                  ----------
Gaming, Lottery, & Pari-Mutuel (0.0%)
Harrah's Entertainment, Inc. +................       290              10,005
                                                                  ----------
Hardware & Tools (0.0%)
Black & Decker Corp...........................       150               5,979
Stanley Works (The)...........................       200               7,250
                                                                  ----------
                                                                      13,229
                                                                  ----------
Health Care - Drugs (0.0%)
Alza Corp. +..................................       620              28,346
Watson Pharmaceuticals, Inc. +................       200               9,960
                                                                  ----------
                                                                      38,306
                                                                  ----------
Health Care - Drugs/Pharmaceuticals (1.5%)
Allergan, Inc.................................       300              22,800
Eli Lilly & Co................................     2,600             221,000
Forest Laboratories, Inc. +...................       270              16,511
King Pharmaceuticals, Inc. +..................       440              18,537
Merck & Co., Inc..............................     3,400             258,298
Pfizer, Inc...................................    14,325             620,272
Pharmacia Corp................................     1,800              94,068
Schering-Plough Corp..........................     2,100              80,934
                                                                  ----------
                                                                   1,332,420
                                                                  ----------
Health Care - Hospital Management (0.1%)
HCA - The Healthcare Co.......................       800              30,960
Tenet Healthcare Corp. +......................       890              39,730
                                                                  ----------
                                                                      70,690
                                                                  ----------
Health Care - Managed Care (0.1%)
Humana, Inc. +................................       320               3,162
UnitedHealth Group Inc........................       740              48,455
Wellpoint Health Networks, Inc. +.............       160              15,720
                                                                  ----------
                                                                      67,337
                                                                  ----------
Health Care - Medical Products/Supplies (0.3%)
Applera Corp-Applied Biosystem Group..........       300               9,618
Bard (C.R.) Inc...............................       130               5,721
Baxter International, Inc.....................       790              72,008
Becton, Dickinson & Co........................       500              16,175
Biomet, Inc...................................       350              14,956
Boston Scientific Corp. +.....................       600               9,528
Guidant Corp. +...............................       500              20,500
Medtronic, Inc................................     1,700              75,820
St. Jude Medical, Inc. +......................       200              11,450
Stryker Corp..................................       300              17,787
                                                                  ----------
                                                                     253,563
                                                                  ----------
Health Care - Special Services (0.0%)
HEALTHSOUTH Corp. +...........................       700               9,835
                                                                  ----------
Health Care Diversified (0.8%)
Abbott Laboratories...........................     2,200             102,036
American Home Products Corp...................     1,800             103,950
Bristol-Myers Squibb Co.......................     2,900             162,400
Johnson & Johnson.............................     3,200             308,736
                                                                  ----------
                                                                     677,122
                                                                  ----------
Homebuilding (0.0%)
Centex Corp...................................       100               4,315
KB HOME.......................................        90               2,720
Pulte Corp....................................       130               6,081
                                                                  ----------
                                                                      13,116
                                                                  ----------
Household Furnishings & Appliances (0.0%)
Maytag Corp...................................       180               6,255
Whirlpool Corp................................       100               5,577
                                                                  ----------
                                                                      11,832
                                                                  ----------
Household Products - Non-Durable (0.2%)
Clorox Co.....................................       400              12,732
Colgate-Palmolive Co..........................       800              44,680
Kimberly-Clark Corp...........................       800              47,520
Procter & Gamble Co...........................     1,800             108,090
                                                                  ----------
                                                                     213,022
                                                                  ----------

                                      See Notes to Portfolio of Investments.  27

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund III (continued)
================================================================================

                                           Number of           Market
                                             Shares             Value
                                          ----------         ----------

Housewares (0.0%)
Fortune Brands, Inc........................     100           $   3,115
Newell Rubbermaid Inc......................     400              10,784
Tupperware Corp............................      70               1,541
                                                              ---------
                                                                 15,440
                                                              ---------
Insurance - Life/Health (0.2%)
AFLAC, Inc.................................   1,390              44,202
American General Corp......................   1,200              52,332
Conseco, Inc. +............................     500               9,515
Jefferson-Pilot Corp.......................     300              13,998
Lincoln National Corp......................     530              24,465
MetLife, Inc...............................   1,100              31,900
Torchmark Corp.............................     300              11,367
UnumProvident Corp.........................     600              17,946
                                                              ---------
                                                                205,725
                                                              ---------
Insurance - Multi-Line (0.4%)
American International Group, Inc..........   3,450             282,210
CIGNA Corp.................................     300              32,010
Hartford Financial Services Group, Inc.....     600              37,260
Loews Corp.................................     560              37,750
                                                              ---------
                                                                389,230
                                                              ---------
Insurance - Property/Casualty (0.2%)
Allstate Corp. (The).......................   1,170              48,847
Chubb Corp.................................     300              20,025
Cincinnati Financial Corp..................     300              11,514
MBIA, Inc..................................     390              18,662
MGIC Investment Corp.......................     290              18,847
Progressive Corp...........................     100              11,680
St. Paul Co., Inc..........................     400              18,040
                                                              ---------
                                                                147,615
                                                              ---------
Insurance Brokers (0.1%)
Aon Corp...................................     500              16,620
Marsh & McLennan Co., Inc..................     400              38,576
                                                              ---------
                                                                 55,196
                                                              ---------
Investment Banking/Brokerage (0.1%)
Bear Stearns Co., Inc. (The)...............     100               5,030
Lehman Brothers Holdings Inc...............     200              14,550
Merrill Lynch & Co., Inc...................   1,100              67,870
                                                              ---------
                                                                 87,450
                                                              ---------
Investment Management (0.0%)
Franklin Resources, Inc....................     200               8,730
Price (T. Rowe) Associates, Inc............     300              10,428
Stilwell Financial, Inc....................     400              11,788
                                                              ---------
                                                                 30,946
                                                              ---------
Leisure Time - Products (0.1%)
Brunswick Corp.............................     280               5,617
Harley-Davidson, Inc.......................     500              23,045
Mattel, Inc................................     700              11,305
                                                              ---------
                                                                 39,967
                                                              ---------
Lodging - Hotels (0.1%)
Carnival Corp..............................     800              21,200
Hilton Hotels Corp.........................     600               6,630
Marriott International, Inc................     400           $  18,352
                                                              ---------
                                                                 46,182
                                                              ---------
Machinery - Diversified (0.1%)
Caterpillar, Inc...........................     500              25,100
Deere & Co.................................     200               8,214
Dover Corp.................................     200               7,814
Ingersoll-Rand Co..........................     300              14,100
Timken Co..................................     180               3,078
                                                              ---------
                                                                 58,306
                                                              ---------
Manufacturing - Diversified (0.5%)
Danaher Corp...............................     200              11,202
Eaton Corp.................................     100               7,361
Honeywell International Inc................   1,200              58,656
Illinois Tool Works, Inc...................     400              25,352
ITT Industries, Inc........................     220               9,695
Johnson Controls, Inc......................     200              14,480
Minnesota Mining and Manufacturing
 Co. (3M)..................................     600              71,406
National Service Industries, Inc...........     120               2,892
Parker-Hannifin Corp.......................     100               4,662
PPG Industries Inc.........................     300              15,945
Textron, Inc...............................     200              10,604
Thermo Electron Corp. +....................     300               7,908
Tyco International Ltd.....................   3,975             212,146
                                                              ---------
                                                                452,309
                                                              ---------
Manufacturing - Specialized (0.1%)
Avery Dennison Corp........................     200              11,214
Pall Corp..................................     100               2,347
United Technologies Corp...................     700              54,656
                                                              ---------
                                                                 68,217
                                                              ---------
Miscellaneous Metals (0.0%)
Barrick Gold Corp..........................     600               9,864
Inco Ltd. +................................     510               9,251
Placer Dome, Inc...........................     800               8,096
                                                              ---------
                                                                 27,211
                                                              ---------
Natural Gas - Distribution - Pipe Line (0.3%)
Dynegy Inc.................................     700              40,495
El Paso Energy Corp........................   1,161              79,877
Enron Corp.................................   1,000              62,720
KeySpan Energy Corp........................     370              14,689
Kinder Morgan, Inc.........................     200              11,740
NICOR, Inc.................................     150               5,878
Peoples Energy Corp........................      80               3,180
Sempra Energy..............................     300               8,301
Williams Co., Inc. (The)...................     700              29,519
                                                              ---------
                                                                256,399
                                                              ---------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc..........................     300              11,421
                                                              ---------
Oil (0.2%)
Royal Dutch Petroleum Co. +................   3,100             184,543
                                                              ---------
Oil & Gas - Drilling & Equipment (0.2%)
Baker Hughes Inc...........................     600              23,574

28  See Notes to Portfolio of Investments.

================================================================================

                                                     Number of        Market
                                                       Shares          Value
                                                    ------------    ---------
Oil & Gas - Drilling & Equipment (continued)
Halliburton Co..............................          800              34,568
Nabors Industries, Inc. +...................          200              11,924
Noble Drilling Corp. +......................          200               9,700
Rowan Co., Inc. +...........................          210               6,970
Schlumberger Ltd............................          800              53,040
Transocean Sedco Forex Inc..................          500              27,140
                                                                    ---------
                                                                      166,916
                                                                    ---------
Oil & Gas - Exploration/Production (0.2%)
Anadarko Petroleum Corp.....................          580              37,480
Apache Corp.................................          200              12,792
Burlington Resources, Inc...................          500              23,605
Devon Energy Corp...........................          200              11,802
EOG Resources, Inc..........................          300              13,917
Kerr-McGee Corp.............................          250              17,912
Unocal Corp.................................          600              22,896
                                                                    ---------
                                                                      140,404
                                                                    ---------
Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc.............................          200               8,612
Sunoco, Inc.................................          240               9,125
Tosco Corp..................................          400              18,420
                                                                    ---------
                                                                       36,157
                                                                    ---------
Oil - Domestic Integrated (0.2%)
Amerada Hess Corp...........................          250              21,875
Conoco Inc. - Class B.......................        1,680              51,106
Occidental Petroleum Corp...................        1,010              30,421
Phillips Petroleum Co.......................          670              39,932
USX-Marathon Group..........................          820              26,207
                                                                    ---------
                                                                      169,541
                                                                    ---------
Oil - International Integrated (0.8%)
Chevron Corp................................        1,500             144,840
Exxon Mobil Corp............................        5,200             460,720
Texaco, Inc.................................        1,300              93,964
                                                                    ---------
                                                                      699,524
                                                                    ---------
Paper & Forest Products (0.0%)
Boise Cascade Corp..........................          180               6,296
Georgia-Pacific Corp........................          300               9,753
Mead Corp...................................          100               2,820
Westvaco Corp...............................          170               4,485
Weyerhaeuser Co.............................          200              11,306
Willamette Industries, Inc..................          100               4,865
                                                                    ---------
                                                                       39,525
                                                                    ---------
Personal Care (0.1%)
Alberto-Culver Co. - Class B................          100               4,074
Avon Products, Inc..........................          500              21,160
Gillette Co.................................        1,500              42,540
                                                                    ---------
                                                                       67,774
                                                                    ---------
Photography/Imaging (0.0%)
Eastman Kodak Co............................          500              21,750
                                                                    ---------
Power Producers - Independent (0.1%)
AES Corp. +.................................          800              38,136
Calpine Corp. +.............................          400           $  22,796
                                                                    ---------
                                                                       60,932
                                                                    ---------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The).................          300              19,434
Meredith Corp...............................          160               6,038
                                                                    ---------
                                                                       25,472
                                                                    ---------
Publishing - Newspapers (0.1%)
Dow Jones & Co., Inc........................          100               5,427
Gannett Co., Inc............................          400              25,820
New York Times Co...........................          300              12,309
Tribune Co..................................          500              21,070
                                                                    ---------
                                                                       64,626
                                                                    ---------
Railroads (0.1%)
Burlington Northern Santa Fe Corp...........          600              17,640
CSX Corp....................................          300              10,521
Norfolk Southern Corp.......................          700              13,818
Union Pacific Corp..........................          400              22,756
                                                                    ---------
                                                                       64,735
                                                                    ---------
REIT Diversified (0.0%)
Starwood Hotels & Resorts Worldwide, Inc....          290              10,466
                                                                    ---------
Restaurants (0.1%)
Darden Restaurants, Inc.....................          200               5,462
McDonald's Corp.............................          900              24,750
Starbucks Corp. +...........................          800              15,480
Tricon Global Restaurants, Inc. +...........          200               8,964
Wendy's International, Inc..................          200               5,066
                                                                    ---------
                                                                       59,722
                                                                    ---------
Retail - Building Supplies (0.0%)
Lowe's Co., Inc.............................          300              18,900
Sherwin-Williams Co.........................          400               8,392
                                                                    ---------
                                                                       27,292
                                                                    ---------
Retail - Computers & Electronics (0.0%)
Best Buy Co., Inc. +........................          300              16,515
Circuit City Stores - Circuit City Group....          300               4,515
RadioShack Corp.............................          200               6,126
                                                                    ---------
                                                                       27,156
                                                                    ---------
Retail - Department Stores (0.1%)
Federated Department Stores, Inc. +.........          300              12,894
Kohl's Corp. +..............................          500              30,530
May Department Stores Co....................          400              14,900
Sears, Roebuck & Co.........................          600              22,110
                                                                    ---------
                                                                       80,434
                                                                    ---------
Retail - General Merchandise Chains (0.2%)
Target Corp.................................        1,300              49,985
Wal-Mart Stores, Inc........................        3,000             155,220
                                                                    ---------
                                                                      205,205
                                                                    ---------
Retail - Speciality (0.1%)
AutoZone, Inc. +............................          300               9,402
Bed Bath & Beyond, Inc. +...................          500              14,160
Staples, Inc. +.............................          600               9,762

                                      See Notes to Portfolio of Investments.  29

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund III (continued)
================================================================================

                                                     Number of        Market
                                                      Shares           Value
                                                    -----------    -----------
Retail - Speciality (continued)
Toys "R" Us, Inc. + .........................           400        $     9,920
                                                                   -----------
                                                                        43,244
                                                                   -----------
Retail Speciality - Apparel (0.0%)
The Limited, Inc. ...........................           600             10,152
TJX Companies, Inc. .........................           500             15,665
                                                                   -----------
                                                                        25,817
                                                                   -----------
Retail Stores - Drug Store (0.1%)
CVS Corp. ...................................           600             35,370
Longs Drug Stores Corp. .....................           100              2,965
Walgreen Co. ................................         1,500             64,170
                                                                   -----------
                                                                       102,505
                                                                   -----------
Retail Stores - Food Chains (0.1%)
Albertson's, Inc. ...........................           600             20,040
Kroger Co. (The) + ..........................         1,200             27,108
Safeway, Inc. +..............................           700             38,010
                                                                   -----------
                                                                        85,158
                                                                   -----------
Savings & Loan Companies (0.1%)
Charter One Financial, Inc. .................           360             10,548
Golden West Financial Corp. .................           400             23,480
Washington Mutual Financial Corp. ...........         1,590             79,389
                                                                   -----------
                                                                       113,417
                                                                   -----------
Services - Advertising/Marketing (0.0%)
Interpublic Group of Co.'s, Inc. (The).......           200              6,790
Omnicom Group, Inc. .........................           300             26,355
                                                                   -----------
                                                                        33,145
                                                                   -----------
Services - Commercial & Consumer (0.1%)
Cendant Corp. + .............................         1,100             19,514
Convergys Corp. + ...........................           100              3,650
H&R Block, Inc. .............................           200             11,000
IMS Health, Inc. ............................           500             13,725
                                                                   -----------
                                                                        47,889
                                                                   -----------
Services - Computer Systems (0.1%)
Computer Sciences Corp. + ...................           300             10,689
Electronic Data Systems Corp. ...............           700             45,150
Sabre Holdings Corp. + ......................           200              9,972
                                                                   -----------
                                                                        65,811
                                                                   -----------
Services - Data Processing (0.2%)
Automatic Data Processing, Inc. .............           900             48,825
Concord EFS, Inc. + .........................           500             23,275
First Data Corp. ............................           600             40,464
Fiserv, Inc. + ..............................           330             18,262
Paychex, Inc. ...............................           500             17,280
                                                                   -----------
                                                                       148,106
                                                                   -----------
Services - Employment (0.0%)
Robert Half International, Inc. + ...........           400             11,120
                                                                   -----------
Speciality Printing (0.0%)
Deluxe Corp. ................................           240              6,238
RR Donnelley & Sons Co. .....................           300              8,352
                                                                   -----------
                                                                        14,590
                                                                   -----------
Steel (0.0%)
Nucor Corp. .................................           100              5,073
Worthington Industries ......................           200              2,390
                                                                   -----------
                                                                         7,463
                                                                   -----------
Telephone (0.7%)
ALLTEL Corp. ................................           400             21,844
BellSouth Corp. .............................         2,700            113,292
Qwest Communications International Inc. +....         1,242             50,798
SBC Communications, Inc. ....................         5,000            206,250
Verizon Communications ......................         3,910            215,323
                                                                   -----------
                                                                       607,507
                                                                   -----------
Telephone Long Distance (0.2%)
AT&T Corp. ..................................         5,300            118,087
Sprint Corp. ................................           600             12,828
WorldCom, Inc. + ............................         2,100             38,325
                                                                   -----------
                                                                       169,240
                                                                   -----------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc. .........................            60              2,950
VF Corp. ....................................           300             12,177
                                                                   -----------
                                                                        15,127
                                                                   -----------
Tobacco (0.3%)
Philip Morris Co. Inc. ......................         6,010            301,161
UST, Inc. ...................................           300              9,030
                                                                   -----------
                                                                       310,191
                                                                   -----------
Truckers (0.0%)
Ryder System, Inc. ..........................           150              2,972
                                                                   -----------
Trucks & Parts (0.0%)
Navistar International Corp. ................           120              3,097
PACCAR, Inc. ................................           100              4,852
                                                                   -----------
                                                                         7,949
                                                                   -----------
Waste Management (0.0%)
Waste Management, Inc. ......................           900             21,969
                                                                   -----------
Total Common Stocks
 (Cost $15,219,697)                                                 16,302,104
                                                                   -----------
                                                Principal
                                                  Amount
                                               -------------

LONG-TERM BONDS AND NOTES (79.8%)
Federal Home Loan Mortgage Corp.,
   Zero Coupon, 05/31/05 ....................  $ 15,000,000         11,962,500
U.S. Treasury Strip, Zero Coupon, 05/15/05...    73,796,000         60,500,174
                                                                   -----------
Total Long-term Bonds and Notes
   (Cost $70,068,151)                                               72,462,674
                                                                   -----------
SHORT-TERM INVESTMENTS (2.5%)
Federal National Mortgage Assoc.,
 4.53%, 05/01/01 ............................     2,061,000          2,061,000
U.S. Treasury Bill, 3.84%, 10/04/01 @........       200,000            196,680
                                                                   -----------
Total Short-term Investments
 (Cost $2,257,854)                                                   2,257,680
                                                                   -----------

30  See Notes to Portfolio of Investments.

================================================================================

                                                                      Market
                                                                       Value
                                                                  --------------
Total Investments (Cost $87,545,702)(a)                            $ 91,022,458
Other Assets Less Liabilities                                          (225,078)
                                                                   ------------
Total Net Assets                                                   $ 90,797,380
                                                                   ------------

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $88,872,389 Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:

Unrealized gains.............................                      $  2,150,069

Unrealized losses............................                                --
                                                                   ------------
 Net unrealized gain.........................                      $  2,150,069
                                                                   ============


Information concerning open futures contracts at April 30, 2001 is shown below:

                                        Notional
                           No. of        Market       Expiration     Unrealized
                         Contracts        Value          Date       Gain/(loss)
                        ------------  -------------  ------------- -------------
    Long Contracts
---------------------

S&P 500 Index Futures.       7        $ 2,195,025       Jun 01     $      3,589
                                      ===========                  ============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.

Category percentages are based on net assets.

                                          See Notes to Financial Statements.  31

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund IV
================================================================================

                                                 Number of           Market
                                                   Shares            Value
                                                -----------       -----------
COMMON STOCKS (14.2%)
Aerospace/Defense (0.2%)
Boeing Co........................................     1,110       $    68,598
General Dynamics Corp............................       260            20,041
Goodrich (B.F.) Co...............................       100             3,940
Lockheed Martin Corp.............................       550            19,338
Northrop Grumman Corp............................        90             8,122
                                                                  -----------
                                                                      120,039
                                                                  -----------

Agriculture (0.0%)
Archer-Daniels-Midland Co........................       600             7,146
                                                                  -----------
Air Freight (0.0%)
FedEx Corp. +....................................       200             8,414
                                                                  -----------
Airlines (0.0%)
AMR Corp. +......................................       100             3,811
Delta Air Lines, Inc.............................       100             4,403
Southwest Airlines Co............................       500             9,105
                                                                  -----------
                                                                       17,319
                                                                  -----------
Aluminum (0.1%)
Alcan Aluminum Ltd...............................       200             8,900
Alcoa Inc........................................       600            24,840
                                                                  -----------
                                                                       33,740
                                                                  -----------
Auto Parts & Equipment (0.0%)
Cooper Tire & Rubber Co..........................       100             1,204
Delphi Automotive Systems Corp...................       400             5,960
Genuine Parts Co.................................       210             5,670
Snap-On, Inc.....................................        70             2,030
TRW, Inc.........................................       100             3,846
Visteon Corp.....................................       170             2,810
                                                                  -----------
                                                                       21,520
                                                                  -----------
Automobiles (0.1%)
Ford Motor Co....................................     1,900            56,012
General Motors Corp..............................       400            21,924
                                                                  -----------
                                                                       77,936
                                                                  -----------
Banks - Major Regional (0.6%)
AmSouth Bancorporation...........................       400             6,860
Bank of New York Co., Inc........................       500            25,100
Bank One Corp....................................       800            30,216
BB&T Corp........................................       300            10,626
Comerica, Inc....................................       200            10,286
Fifth Third Bancorp..............................       374            20,106
Fleet Boston Financial Corp......................       704            27,012
Huntington Bancshares Inc........................       200             3,014
KeyCorp..........................................       400             9,272
Mellon Financial Corp............................       400            16,372
National City Corp...............................       500            13,605
Northern Trust Corp..............................       200            13,006
PNC Financial Services Group.....................       200            13,014
Regions Financial Corp...........................       200             6,090
SouthTrust Corp..................................       200             9,510
State Street Corp................................       100            10,378
Suntrust Banks, Inc..............................       200            12,700
Synovus Financial Corp...........................       300       $     8,634
U.S. Bancorp.....................................     1,259            26,666
Union Planters Corp..............................       100             3,801
Wachovia Corp....................................       100             6,080
Wells Fargo & Co.................................     1,100            51,667
                                                                  -----------
                                                                      334,015
                                                                  -----------
Banks - Money Center (0.3%)
Bank of America Corp.............................     1,100            61,600
First Union Corp.................................       600            17,982
J.P. Morgan Chase & Co...........................     1,310            62,854
                                                                  -----------
                                                                      142,436
                                                                  -----------
Beverages - Alcoholic (0.1%)
Anheuser-Busch Co., Inc..........................       600            23,994
Brown-Forman Corp................................        90             5,472
Coors (Adolph) Co................................        50             2,600
                                                                  -----------
                                                                       32,066
                                                                  -----------
Beverages - Non-Alcoholic (0.1%)
Coca-Cola Co. (The)..............................     1,600            73,904
                                                                  -----------
Biotechnology (0.1%)
Amgen, Inc. +....................................       700            42,798
Biogen, Inc. +...................................       100             6,466
Chiron Corp. +...................................       100             4,801
MedImmune, Inc. +................................       200             7,830
                                                                       61,895
                                                                  -----------
Building Materials Group (0.0%)
Masco Corp.......................................       200             4,600
                                                                  -----------
Chemicals (0.1%)
Air Products and Chemicals, Inc..................       200             8,598
Dow Chemical Co..................................       300            10,035
Du Pont (E.I.) de Nemours........................       700            31,633
Eastman Chemical Co..............................       100             5,324
Praxair, Inc.....................................       100             4,733
                                                                  -----------
                                                                       60,323
                                                                  -----------
Chemicals - Diversified (0.0%)
Engelhard Corp...................................       160             4,113
FMC Corp. +......................................        40             2,868
                                                                  -----------
                                                                        6,981
                                                                  -----------
Chemicals - Speciality (0.0%)
Ecolab, Inc......................................       100             3,783
International Flavors & Fragrances, Inc..........       130             3,214
Sigma-Aldrich Corp...............................       100             4,604
                                                                  -----------
                                                                       11,601
                                                                  -----------
Communications Equipment (0.1%)
Comverse Technology, Inc. +......................       200            13,700
Corning, Inc.....................................       700            15,379
Nortel Networks Corp.............................     1,100            16,830
QUALCOMM Inc. +..................................       500            28,680
Scientific-Atlanta, Inc..........................       100             5,773
                                                                  -----------
                                                                       80,362
                                                                  -----------

32   See Notes to Portfolio of Investments

================================================================================

                                                 Number of         Market
                                                  Shares            Value
                                                ----------       -----------
Computers - Hardware (0.5%)
Apple Computer, Inc. +........................        300       $     7,647
Dell Computer Corp. +.........................      1,700            44,693
Gateway, Inc. +...............................        300             5,700
Hewlett-Packard Co............................        600            17,058
International Business Machines Corp..........      1,200           138,168
Sun Microsystems, Inc. +......................      2,100            35,952
                                                                -----------
                                                                    249,218
                                                                -----------
Computers - Networking (0.1%)
Avaya Inc. +..................................        300             4,437
Cisco Systems, Inc. +.........................      2,300            39,054
Network Appliance, Inc. +.....................        300             6,825
                                                                -----------
                                                                     50,316
                                                                -----------
Computers - Peripherals (0.1%)
EMC Corp. +...................................      1,400            55,440
                                                                -----------
Computers Software/Services (0.7%)
Adobe Systems, Inc............................        200             8,984
Autodesk, Inc.................................         90             3,137
BMC Software, Inc. +..........................        200             4,838
Computer Associates International, Inc........        400            12,876
Intuit Inc. +.................................        100             3,204
Mercury Interactive Corp. +...................        100             6,615
Microsoft Corp. +.............................      3,500           237,125
Oracle Corp. +................................      3,700            59,792
PeopleSoft, Inc. +............................        200             7,408
Siebel Systems, Inc. +........................        300            13,674
VERITAS Software Corp. +......................        300            17,883
                                                                -----------
                                                                    375,536
                                                                -----------
Consumer Finance (0.2%)
Capital One Financial Corp....................        200            12,572
Countrywide Credit Industries, Inc............        100             4,267
Household International, Inc..................        500            32,010
MBNA Corp.....................................        600            21,390
Providian Financial Corp......................        200            10,660
                                                                -----------
                                                                     80,899
                                                                -----------
Containers - Metal & Glass (0.0%)
Ball Corp.....................................         30             1,380
                                                                -----------
Containers/packaging - Paper (0.0%)
Bemis Co., Inc................................         80             3,009
Pactiv Corp. +................................        220             3,075
                                                                -----------
                                                                      6,084
                                                                -----------

Distributors - Food & Health (0.1%)
Cardinal Health, Inc..........................        450            30,330
McKesson HBOC, Inc............................        200             6,168
SUPERVALU, Inc................................        200             2,734
Sysco Corp....................................        700            19,684
                                                                -----------
                                                                     58,916
                                                                -----------
Electric Companies (0.5%)
Allegheny Energy, Inc.........................        150             7,674
Ameren Corp...................................        170             7,135
American Electric Power Co., Inc..............        200             9,868
Cinergy Corp..................................        200       $     6,936
CMS Energy Corp...............................        180             5,634
Consolidated Edison, Inc......................        200             7,482
Constellation Energy Group....................        200             9,548
Dominion Resources, Inc.......................        300            20,547
DTE Energy Co.................................        170             7,126
Duke Energy Corp..............................        500            23,380
Entergy Corp..................................        280            11,340
Exelon Corp...................................        337            23,270
FirstEnergy Corp..............................        290             8,787
FPL Group, Inc................................        250            14,975
GPU, Inc......................................        160             5,330
NiSource Inc..................................        200             5,954
Pinnacle West Capital Corp....................        120             6,023
PPL Corp......................................        190            10,450
Progress Energy, Inc..........................        200             8,848
Public Service Enterprise Group, Inc..........        280            13,003
Reliant Energy Inc............................        380            18,829
Southern Co...................................        500            11,695
TXU Corp......................................        300            13,188
Xcel Energy, Inc..............................        400            12,480
                                                                    269,502
                                                                -----------
Electric Utilities (0.0%)
Mirant Corp. +................................        398            16,238
                                                                -----------
Electrical Equipment (0.6%)
Cooper Industries, Inc........................        100             3,737
Emerson Electric Co...........................        200            13,330
General Electric Co...........................      6,600           320,298
Power-One, Inc. +.............................         80             1,401
Rockwell International Corp...................        200             9,006
                                                                    347,772
                                                                -----------
Electronics - Component Dist. (0.0%)
Grainger (W.W.), Inc..........................        100             3,878
                                                                -----------
Electronics - Defense (0.0%)
Raytheon Co. - Class B........................        300             8,859
                                                                -----------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. +..................        100             3,901
PerkinElmer, Inc..............................         60             4,015
Tektronix, Inc. +.............................        100             2,420
                                                                -----------
                                                                     10,336
                                                                -----------
Electronics - Semiconductors (0.5%)
Adaptec, Inc. +...............................        100             1,124
Advanced Micro Devices, Inc. +................        190             5,890
Altera Corp. +................................        400            10,116
Analog Devices, Inc. +........................        300            14,193
Applied Micro Circuits Corp. +................        100             2,602
Broadcom Corp. - Class A +....................        200             8,312
Intel Corp....................................      4,400           136,004
JDS Uniphase Corp. +..........................        800            17,104
Linear Technology Corp........................        200             9,608

                                      See Notes to Portfolio of Investments.  33

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund IV (continued)
================================================================================

                                                    Number of         Market
                                                      Shares          Value
                                                    ---------       -----------
Electronics - Semiconductors (continued)
Maxim Integrated Products, Inc. + .................       200       $    10,220
Micron Technology, Inc. + .........................       400            18,152
Texas Instruments, Inc. ...........................       500            19,350
Vitesse Semiconductor Corp. + .....................       100             3,390
Xilinx, Inc. + ....................................       100             4,747
                                                                    -----------
                                                                        260,812
                                                                    -----------
Entertainment (0.3%)
AOL Time Warner Inc. + ............................     1,300            65,650
Viacom, Inc. - Class B +...........................       600            31,236
Walt Disney Co. (The) .............................     1,500            45,375
                                                                    -----------
                                                                        142,261
                                                                    -----------
Equipment - Semiconductors (0.0%)
Novellus Systems, Inc. + ..........................       100             5,515
                                                                    -----------
Financial - Diversified (0.8%)
Ambac Financial Group, Inc. .......................       130             6,995
American Express Co. ..............................       900            38,196
CIT Group, Inc. (The) .............................       330            12,111
Citigroup Inc. ....................................     3,600           176,940
Fannie Mae ........................................     1,320           105,943
Freddie Mac .......................................       920            60,536
Moody's Corp. .....................................       200             6,280
Morgan Stanley Dean Witter & Co. ..................       800            50,232
USA Education Inc. ................................       100             7,110
                                                                    -----------
                                                                        464,343
                                                                    -----------
Foods (0.3%)
Campbell Soup Co. .................................       300             9,132
ConAgra Foods, Inc. ...............................       500            10,405
General Mills, Inc. ...............................       200             7,882
Heinz (H.J.) Co. ..................................       200             7,830
Hershey Foods Corp. ...............................       100             6,041
Kellogg Co. .......................................       400            10,200
PepsiCo, Inc. .....................................     1,000            43,810
Quaker Oats Co. ...................................       100             9,700
Ralston Purina Group ..............................       200             6,078
Sara Lee Corp. ....................................       700            13,937
Unilever NV .......................................       400            22,448
Wrigley (Wm.) Jr. Co. .............................       200             9,662
                                                                    -----------
                                                                        157,125
                                                                    -----------
Footwear (0.0%)
NIKE, Inc. - Class B ..............................       200             8,362
Reebok International Ltd. + .......................        60             1,538
                                                                    -----------
                                                                          9,900
                                                                    -----------
Gaming, Lottery, & Pari-mutuel (0.0%)
Harrah's Entertainment, Inc. + ....................       140             4,830
                                                                    -----------
Hardware & Tools (0.0%)
Black & Decker Corp. ..............................       100             3,986
Stanley Works (The) ...............................       100             3,625
                                                                    -----------
                                                                          7,611
                                                                    -----------
Health Care - Drugs (0.0%)
Alza Corp. + ......................................       300            13,716
Watson Pharmaceuticals, Inc. + ....................       100       $     4,980
                                                                    -----------
                                                                         18,696
                                                                    -----------
Health Care - Drugs/Pharmaceuticals (1.2%)
Allergan, Inc. ....................................       170            12,920
Eli Lilly & Co. ...................................     1,200           102,000
Forest Laboratories, Inc. +........................       200            12,230
King Pharmaceuticals, Inc. + ......................       200             8,426
Merck & Co., Inc. .................................     1,600           121,552
Pfizer, Inc. ......................................     7,000           303,100
Pharmacia Corp. ...................................       900            47,034
Schering-Plough Corp. .............................     1,000            38,540
                                                                    -----------
                                                                        645,802
                                                                    -----------
Health Care - Hospital Management (0.1%)
HCA - The Healthcare Co. ..........................       400            15,480
Tenet Healthcare Corp. + ..........................       400            17,856
                                                                    -----------
                                                                         33,336
                                                                    -----------
Health Care - Long Term Care (0.0%)
Manor Care, Inc. ..................................       130             3,016
                                                                    -----------
Health Care - Managed Care (0.1%)
Humana, Inc. +.....................................       160             1,581
UnitedHealth Group Inc. ...........................       400            26,192
Wellpoint Health Networks, Inc. + .................        80             7,860
                                                                    -----------
                                                                         35,633
                                                                    -----------
Health Care - Medical Products/Supplies (0.2%)
Applera Corp-Applied Biosystem Group ..............       200             6,412
Bard (C.R.) Inc. ..................................        60             2,641
Baxter International, Inc. ........................       380            34,637
Becton, Dickinson & Co. ...........................       200             6,470
Biomet, Inc. ......................................       200             8,546
Boston Scientific Corp. +..........................       400             6,352
Guidant Corp. +....................................       200             8,200
Medtronic, Inc. ...................................       900            40,140
St. Jude Medical, Inc. +...........................       100             5,725
Stryker Corp. .....................................       200            11,858
                                                                    -----------
                                                                        130,981
                                                                    -----------
Health Care - Special Services (0.0%)
HEALTHSOUTH Corp. + ...............................       300             4,215
                                                                    -----------
Health Care Diversified (0.6%)
Abbott Laboratories ...............................     1,100            51,018
American Home Products Corp. ......................       900            51,975
Bristol-Myers Squibb Co. ..........................     1,400            78,400
Johnson & Johnson .................................     1,500           144,720
                                                                    -----------
                                                                        326,113
                                                                    -----------
Homebuilding (0.0%)
KB HOME ...........................................        50             1,511
Pulte Corp. .......................................        60             2,807
                                                                    -----------
                                                                          4,318
                                                                    -----------
Household Furnishings & Appliances (0.0%)
Maytag Corp. ......................................        90             3,127

34   See Notes to Portfolio of Investments.

================================================================================

                                                    Number of        Market
                                                      Shares         Value
                                                   ----------     -----------
Household Furnishings & Appliances (continued)
Whirlpool Corp. ..................................         80     $     4,462
                                                                  -----------
                                                                        7,589
                                                                  -----------
Household Products - Non-durable (0.2%)
Clorox Co. .......................................        200           6,366
Colgate-Palmolive Co. ............................        400          22,340
Kimberly-Clark Corp. .............................        400          23,760
Procter & Gamble Co. .............................        900          54,045
                                                                  -----------
                                                                      106,511
                                                                  -----------
Housewares (0.0%)
Fortune Brands, Inc. .............................        100           3,115
Newell Rubbermaid Inc. ...........................        200           5,392
Tupperware Corp. .................................         60           1,321
                                                                  -----------
                                                                        9,828
                                                                  -----------
Insurance - Life/Health (0.2%)
AFLAC, Inc. ......................................        680          21,624
American General Corp. ...........................        600          26,166
Jefferson-Pilot Corp. ............................        150           6,999
Lincoln National Corp. ...........................        250          11,540
MetLife, Inc. ....................................        500          14,500
Torchmark Corp. ..................................        160           6,062
UnumProvident Corp. ..............................        290           8,674
                                                                  -----------
                                                                       95,565
                                                                  -----------
Insurance - Multi-line (0.3%)
American International Group, Inc.................      1,600         130,880
CIGNA Corp. ......................................        200          21,340
Hartford Financial Services Group, Inc............        270          16,767
Loews Corp. ......................................        270          18,201
                                                                  -----------
                                                                      187,188
                                                                  -----------
Insurance - Property/Casualty (0.2%)
Allstate Corp. (The) .............................        600          25,050
Chubb Corp. ......................................        190          12,682
Cincinnati Financial Corp. .......................        200           7,676
MBIA, Inc. .......................................        185           8,852
MGIC Investment Corp. ............................        140           9,099
Progressive Corp. ................................        100          11,680
St. Paul Co., Inc. ...............................        200           9,020
                                                                  -----------
                                                                       84,059
                                                                  -----------
Insurance Brokers (0.1%)
Aon Corp. ........................................        200           6,648
Marsh & McLennan Co., Inc. .......................        200          19,288
                                                                  -----------
                                                                       25,936
                                                                  -----------
Investment Banking/Brokerage (0.1%)
Bear Stearns Co., Inc. (The) .....................        100           5,030
Lehman Brothers Holdings Inc. ....................        100           7,275
Merrill Lynch & Co., Inc. ........................        500          30,850
                                                                  -----------
                                                                       43,155
                                                                  -----------
Investment Management (0.0%)
Franklin Resources, Inc. .........................        100           4,365
Price (T. Rowe) Associates, Inc...................        170           5,909
Stilwell Financial, Inc...........................        200     $     5,894
                                                                  -----------
                                                                       16,168
                                                                  -----------
Leisure Time - Products (0.0%)
Brunswick Corp. ..................................        140            2,808
Harley-Davidson, Inc. ............................        200            9,218
Mattel, Inc. .....................................        400            6,460
                                                                    ----------
                                                                        18,486
                                                                    ----------
Lodging - Hotels (0.0%)
Carnival Corp. ...................................        400           10,600
Hilton Hotels Corp. ..............................        400            4,420
Marriott International, Inc. .....................        200            9,176
                                                                        24,196
                                                                    ----------
Machinery - Diversified (0.1%)
Caterpillar, Inc. ................................        300           15,060
Deere & Co. ......................................        100            4,107
Dover Corp. ......................................        100            3,907
Ingersoll-Rand Co. ...............................        100            4,700
Timken Co. .......................................         90            1,539
                                                                    ----------
                                                                        29,313
                                                                    ----------
Manufacturing - Diversified (0.4%)
Crane Co. ........................................         60            1,689
Danaher Corp. ....................................        100            5,601
Eaton Corp. ......................................        100            7,361
Honeywell International Inc. .....................        500           24,440
Illinois Tool Works, Inc. ........................        200           12,676
ITT Industries, Inc. .............................        100            4,407
Johnson Controls, Inc. ...........................        100            7,240
Minnesota Mining and Manufacturing Co. (3M).......        300           35,703
National Service Industries, Inc. ................         60            1,446
Parker-Hannifin Corp. ............................        100            4,662
PPG Industries Inc. ..............................        100            5,315
Textron, Inc. ....................................        100            5,302
Thermo Electron Corp. + ..........................        200            5,272
Tyco International Ltd. ..........................      1,787           95,372
                                                                    ----------
                                                                       216,486
                                                                    ----------
Manufacturing - Specialized (0.1%)
Avery Dennison Corp. .............................        100            5,607
Pall Corp. .......................................        180            4,225
United Technologies Corp. ........................        300           23,424
                                                                    ----------
                                                                        33,256
                                                                    ----------
Miscellaneous Metals (0.0%)
Barrick Gold Corp. ...............................        300            4,932
Inco Ltd. + ......................................        250            4,535
Placer Dome, Inc. ................................        300            3,036
                                                                    ----------
                                                                        12,503
                                                                    ----------
Natural Gas - Distribution - Pipe Line (0.2%)
Dynegy Inc. ......................................        400           23,140
El Paso Energy Corp. .............................        592           40,729
Enron Corp. ......................................        500           31,360
KeySpan Energy Corp. .............................        180            7,146

                                      See Notes to Portfolio of Investments.  35

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund IV (continued)
================================================================================

                                                      Number of       Market
                                                       Shares         Value
                                                     ----------     ----------
Natural Gas - Distribution - Pipe Line (continued)
Kinder Morgan, Inc. ...............................         100     $    5,870
NICOR, Inc. .......................................          80          3,135
ONEOK, Inc. .......................................          40          1,729
Peoples Energy Corp. ..............................          40          1,590
Sempra Energy .....................................         280          7,748
Williams Co., Inc. (The) ..........................         300         12,651
                                                                    ----------
                                                                       135,098
                                                                    ----------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc. ................................         200          7,614
                                                                    ----------
Oil (0.2%)
Royal Dutch Petroleum Co. + .......................       1,500         89,295
                                                                    ----------
Oil & Gas - Drilling & Equipment (0.1%)
Baker Hughes Inc. .................................         200          7,858
Halliburton Co. ...................................         300         12,963
Nabors Industries, Inc. + .........................         100          5,962
Noble Drilling Corp. + ............................         170          8,245
Rowan Co., Inc. + .................................         100          3,319
Schlumberger Ltd. .................................         400         26,520
Transocean Sedco Forex Inc. .......................         200         10,856
                                                                    ----------
                                                                        75,723
                                                                    ----------
Oil & Gas - Exploration/production (0.1%)
Anadarko Petroleum Corp. ..........................         330         21,325
Apache Corp. ......................................         100          6,396
Burlington Resources, Inc. ........................         200          9,442
Devon Energy Corp. ................................         100          5,901
EOG Resources, Inc. ...............................         160          7,422
Kerr-McGee Corp. ..................................         120          8,598
Unocal Corp. ......................................         300         11,448
                                                                    ----------
                                                                        70,532
                                                                    ----------

Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc. ..................................         100          4,306
Sunoco, Inc. ......................................         120          4,562
Tosco Corp. .......................................         190          8,750
                                                                    ----------
                                                                        17,618
                                                                    ----------
Oil - Domestic Integrated (0.2%)
Amerada Hess Corp. ................................         120         10,500
Conoco Inc. - Class B .............................         820         24,945
Occidental Petroleum Corp. ........................         490         14,759
Phillips Petroleum Co. ............................         320         19,072
USX-Marathon Group ................................         390         12,464
                                                                     ---------
                                                                        81,740
                                                                     ---------
Oil - International Integrated (0.6%)
Chevron Corp. .....................................         700         67,592
Exxon Mobil Corp. .................................       2,500        221,500
Texaco, Inc. ......................................         600         43,368
                                                                     ---------
                                                                       332,460
                                                                    ----------
Paper & Forest Products (0.0%)
Boise Cascade Corp. ...............................          90          3,148
Georgia-Pacific Corp. .............................         100          3,251
Mead Corp. ........................................         100          2,820
Westvaco Corp. ....................................         100     $    2,638
Weyerhaeuser Co. ..................................         100          5,653
Willamette Industries, Inc. .......................         100          4,865
                                                                    ----------
                                                                        22,375
                                                                    ----------
Personal Care (0.1%)
Alberto-Culver Co. - Class B ......................          70          2,852
Avon Products, Inc. ...............................         200          8,464
Gillette Co. ......................................         700         19,852
                                                                    ----------
                                                                        31,168
                                                                    ----------
Photography/Imaging (0.0%)
Eastman Kodak Co. .................................         200          8,700

Power Producers - Independent (0.1%)
AES Corp. +........................................         400         19,068
Calpine Corp. + ...................................         200         11,398
                                                                        30,466
                                                                    ----------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The) .......................         200         12,956
                                                                    ----------
Publishing - Newspapers (0.1%)
Dow Jones & Co., Inc. .............................         100          5,427
Gannett Co., Inc. .................................         200         12,910
New York Times Co. ................................         100          4,103
Tribune Co. .......................................         200          8,428
                                                                        30,868
                                                                    ----------
Railroads (0.1%)
Burlington Northern Santa Fe Corp. ................         300          8,820
CSX Corp. .........................................         200          7,014
Norfolk Southern Corp. ............................         300          5,922
Union Pacific Corp. ...............................         200         11,378
                                                                        33,134
                                                                    ----------
Reit Diversified (0.0%)
Starwood Hotels & Resorts Worldwide, Inc. .........         140          5,053
                                                                    ----------
Restaurants (0.1%)
Darden Restaurants, Inc. ..........................         100          2,731
McDonald's Corp. ..................................         500         13,750
Starbucks Corp. + .................................         400          7,740
Tricon Global Restaurants, Inc. + .................         100          4,482
Wendy's International, Inc. .......................         120          3,040
                                                                        31,743
                                                                    ----------
Retail - Building Supplies (0.0%)
Lowe's Co., Inc. ..................................         200         12,600
Sherwin-Williams Co. ..............................         200          4,196
                                                                        16,796
                                                                    ----------
Retail - Computers & Electronics (0.0%)
Best Buy Co., Inc. +...............................         200         11,010
Circuit City Stores - Circuit City Group...........         200          3,010
RadioShack Corp. ..................................         100          3,063
                                                                        17,083
                                                                   -----------
Retail - Department Stores (0.1%)
Federated Department Stores, Inc. + ...............         200          8,596
Kohl's Corp. + ....................................         300         18,318

================================================================================
                                                       Number of          Market
                                                       Shares             Value
                                                      ---------      -----------
Retail - Department Stores (continued)
May Department Stores Co. ........................         200       $     7,450
Sears, Roebuck & Co. .............................         300            11,055
                                                                     -----------
                                                                          45,419
                                                                     -----------
Retail - General Merchandise Chains (0.2%)
Target Corp. .....................................         600            23,070
Wal-Mart Stores, Inc. ............................       1,400            72,436
                                                                     -----------
                                                                          95,506
                                                                     -----------
Retail - Speciality (0.0%)
AutoZone, Inc. +..................................         150             4,701
Bed Bath & Beyond, Inc. + ........................         200             5,664
Staples, Inc. + ..................................         300             4,881
Toys "R" Us, Inc. + ..............................         200             4,960
                                                                     -----------
                                                                          20,206
                                                                     -----------
Retail Speciality - Apparel (0.0%)
The Limited, Inc. ................................         300             5,076
TJX Companies, Inc. ..............................         200             6,266
                                                                     -----------
                                                                          11,342
                                                                     -----------
Retail Stores - Drug Store (0.1%)
CVS Corp. ........................................         300            17,685
Longs Drug Stores Corp. ..........................          50             1,482
Walgreen Co. .....................................         700            29,946
                                                                     -----------
                                                                          49,113
                                                                     -----------
Retail Stores - Food Chains (0.1%)
Albertson's, Inc. ................................         300            10,020
Kroger Co. (The) + ...............................         700            15,813
Safeway, Inc. + ..................................         400            21,720
                                                                     -----------
                                                                          47,553
                                                                     -----------
Savings & Loan Companies (0.1%)
Charter One Financial, Inc. ......................         225             6,593
Golden West Financial Corp. ......................         210            12,327
Washington Mutual Financial Corp. ................         770            38,446
                                                                     -----------
                                                                          57,366
                                                                     -----------
Services - Advertising/Marketing (0.0%)
Interpublic Group of Co.'s, Inc. (The) ...........         100             3,395
Omnicom Group, Inc. ..............................         200            17,570
                                                                     -----------
                                                                          20,965
                                                                     -----------
Services - Commercial & Consumer (0.1%)
Cendant Corp. + ..................................         600            10,644
Convergys Corp. +.................................         100             3,650
H&R Block, Inc. ..................................         100             5,500
IMS Health, Inc. .................................         200             5,490
                                                                     -----------
                                                                          25,284
                                                                     -----------
Services - Computer Systems (0.1%)
Computer Sciences Corp. + ........................         100             3,563
Electronic Data Systems Corp. ....................         300            19,350
Sabre Holdings Corp. +............................         100             4,986
                                                                     -----------
                                                                          27,899
                                                                     -----------
Services - Data Processing (0.1%)
Automatic Data Processing, Inc. ..................         400            21,700
Concord EFS, Inc. ................................         200             9,310
First Data Corp. .................................         300       $    20,232
Fiserv, Inc. .....................................         160             8,854
Paychex, Inc. ....................................         300            10,368
                                                                     -----------
                                                                          70,464
                                                                     -----------
Services - Employment (0.0%)
Robert Half International, Inc. + ................         200             5,560
                                                                     -----------
Speciality Printing (0.0%)
Deluxe Corp. .....................................         100             2,599
RR Donnelley & Sons Co. ..........................         160             4,454
                                                                     -----------
                                                                           7,053
                                                                     -----------
Steel (0.0%)
Allegheny Technologies Inc. ......................          80             1,459
Nucor Corp. ......................................          90             4,566
Worthington Industries ...........................         100             1,195
                                                                     -----------
                                                                           7,220
                                                                     -----------
Telephone (0.5%)
ALLTEL Corp. .....................................         200            10,922
BellSouth Corp. ..................................       1,300            54,548
Qwest Communications International Inc. +.........         600            24,540
SBC Communications, Inc. .........................       2,400            99,000
Verizon Communications ...........................       1,900           104,633
                                                                     -----------
                                                                         293,643
                                                                     -----------
Telephone Long Distance (0.2%)
AT&T Corp. .......................................       2,700            60,159
Sprint Corp. .....................................         300             6,414
WorldCom, Inc. + .................................       1,000            18,250
                                                                     -----------
                                                                          84,823
                                                                     -----------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc. ..............................          60             2,950
VF Corp. .........................................         100             4,059
                                                                     -----------
                                                                           7,009
                                                                     -----------
Tobacco (0.3%)
Philip Morris Co. Inc. ...........................       2,910           145,820
UST, Inc. ........................................         100             3,010
                                                                     -----------
                                                                         148,830
                                                                     -----------
Truckers (0.0%)
Ryder System, Inc. ...............................          70             1,387
                                                                     -----------
Trucks & Parts (0.0%)
PACCAR, Inc. .....................................          90             4,367
                                                                     -----------
Waste Management (0.0%)
Allied Waste Industries, Inc. + ..................         240             3,821
Waste Management, Inc. ...........................         500            12,205
                                                                          16,026
                                                                     -----------
Total Common Stocks (Cost $7,644,002).............                     7,890,874
                                                                     -----------

                                                    Principal
                                                     Amount
                                                   -----------
LONG-TERM BONDS AND NOTES (83.5%)
U.S. Treasury Strip, Zero Coupon,
 08/15/05......................................... $57,599,000        46,517,528
                                                                     -----------
Total Long-term Bonds and Notes
 (cost $44,920,344)                                                   46,517,528
                                                                     -----------

                                       See Notes to Portfolio of Investments. 37

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Principal Protection Fund IV (continued)
================================================================================

                                           Principal           Market
                                            Amount             Value
                                          -------------     --------------
SHORT-TERM INVESTMENTS (2.5%)
Federal National Mortgage Assoc., 4.53%,
 05/01/01...............................  $ 1,305,000       $ 1,305,000
U.S. Treasury Bill, 3.84%, 10/04/01 @...      100,000            98,340
                                                            -----------
Total Short-Term Investments                                  1,403,340
 (Cost $1,403,427)
                                                            -----------
Total Investments (Cost $53,967,773)(a)                      55,811,742
Other Assets Less Liabilities                                   (97,711)
                                                            -----------
Total Net Assets                                            $55,714,031
                                                            ===========


Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $55,000,758. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:

Unrealized gains..............................              $   810,984

Unrealized losses.............................                       --
                                                            -----------
 Net unrealized gain..........................             $    810,984
                                                           ============


Information concerning open futures contracts at April 30, 2001 is shown below:

                                        Notional
                           No. of        Market       Expiration     Unrealized
                         Contracts        Value          Date        Gain/(loss)
                        ------------  -----------    -----------   ------------
    Long Contracts
----------------------

S&P 500 Index Futures.       4        $ 1,254,300       Jun 01      $      2,051
                                      ===========                   ============

+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.

Category percentages are based on net assets.

38 See Notes to Financial Statements.

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Protection Fund
=======================================================================

                                           Number of           Market
                                            Shares             Value
                                          -----------       -----------
COMMON STOCKS (18.9%)
Aerospace/Defense(0.3%)
Boeing Co. .............................        1,280       $    79,104
General Dynamics Corp. .................          280            21,582
Goodrich (B.F.) Co. ....................          100             3,940
Lockheed Martin Corp. ..................          600            21,096
Northrop Grumman Corp. .................          100             9,025
                                                            -----------
                                                                134,747
                                                            -----------
Agriculture (0.0%)
Archer-Daniels-Midland Co. .............          500             5,955
                                                            -----------
Air Freight (0.0%)
FedEx Corp. + ..........................          300            12,621
                                                            -----------
Airlines (0.0%)
Delta Air Lines, Inc. ..................          100             4,403
Southwest Airlines Co. .................          600            10,926
                                                            -----------
                                                                 15,329
                                                            -----------
Aluminum (0.1%)
Alcan Aluminum Ltd. ....................          300            13,350
Alcoa Inc. .............................          700            28,980
                                                            -----------
                                                                 42,330
                                                            -----------
Auto Parts & Equipment (0.1%)
Cooper Tire & Rubber Co. ...............          100             1,204
Delphi Automotive Systems Corp. ........          400             5,960
Genuine Parts Co. ......................          230             6,210
Snap-On, Inc. ..........................          110             3,190
TRW, Inc. ..............................          100             3,846
Visteon Corp. ..........................          130             2,149
                                                            -----------
                                                                 22,559
                                                            -----------
Automobiles (0.2%)
Ford Motor Co. .........................        2,400            70,752
General Motors Corp. ...................          500            27,405
                                                            -----------
                                                                 98,157
                                                            -----------
Banks - Major Regional (0.8%)
AmSouth Bancorporation .................          300             5,145
Bank of New York Co., Inc. .............          600            30,120
Bank One Corp. .........................        1,000            37,770
BB&T Corp. .............................          300            10,626
Comerica, Inc. .........................          140             7,200
Fifth Third Bancorp ....................          474            25,483
Fleet Boston Financial Corp. ...........          806            30,926
Huntington Bancshares Inc. .............          200             3,014
KeyCorp ................................          300             6,954
Mellon Financial Corp. .................          400            16,372
National City Corp. ....................          400            10,884
Northern Trust Corp. ...................          200            13,006
PNC Financial Services Group ...........          200            13,014
Regions Financial Corp. ................          300             9,135
SouthTrust Corp. .......................          200             9,510
State Street Corp. .....................          200            20,756
Suntrust Banks, Inc. ...................          200            12,700
Synovus Financial Corp. ................          200             5,756
U.S. Bancorp ...........................        1,571       $    33,274
Union Planters Corp. ...................          100             3,801
Wachovia Corp. .........................          100             6,080
Wells Fargo & Co. ......................        1,400            65,758
                                                            -----------
                                                                377,284
                                                            -----------
Banks - Money Center (0.4%)
Bank of America Corp. ..................        1,300            72,800
First Union Corp. ......................          700            20,979
J.P. Morgan Chase & Co. ................        1,580            75,808
                                                            -----------
                                                                169,587
                                                            -----------
Beverages - Alcoholic (0.1%)
Anheuser-Busch Co., Inc. ...............          700            27,993
Brown-Forman Corp. .....................          100             6,080
Coors (Adolph) Co. .....................           50             2,600
                                                            -----------
                                                                 36,673
                                                            -----------
Beverages - Non-Alcoholic (0.2%)
Coca-Cola Co. (The) ....................        2,000            92,380
                                                            -----------
Biotechnology (0.2%)
Amgen, Inc. + ..........................          900            55,026
Biogen, Inc. + .........................          100             6,466
Chiron Corp. + .........................          200             9,602
MedImmune, Inc. + ......................          200             7,830
                                                            -----------
                                                                 78,924
                                                            -----------
Building Materials Group (0.0%)
Masco Corp. ............................          200             4,600
                                                            -----------
Chemicals (0.2%)
Air Products and Chemicals, Inc. .......          200             8,598
Dow Chemical Co. .......................          300            10,035
Du Pont (E.I.) de Nemours ..............          900            40,671
Eastman Chemical Co. ...................          100             5,324
Praxair, Inc. ..........................          200             9,466
                                                            -----------
                                                                 74,094
                                                            -----------
Chemicals - Diversified (0.0%)
Engelhard Corp. ........................          100             2,571
FMC Corp. + ............................           40             2,868
                                                                  5,439
                                                            -----------
Chemicals - Speciality (0.0%)
Ecolab, Inc. ...........................          100             3,783
Great Lakes Chemical Corp. .............           50             1,571
International Flavors & Fragrances, Inc.          140             3,461
Sigma-Aldrich Corp. ....................          100             4,604
                                                            -----------
                                                                 13,419
                                                            -----------
Communications Equipment (0.2%)
Comverse Technology, Inc. + ............          270            18,495
Corning, Inc. ..........................          800            17,576
Nortel Networks Corp. ..................        1,200            18,360
QUALCOMM Inc. + ........................          600            34,416
Scientific-Atlanta, Inc. ...............          170             9,814
                                                            -----------
                                                                 98,661
                                                            -----------

                                      See Notes to Portfolio of Investments.  39

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Protection Fund (continued)
=======================================================================


                                           Number of           Market
                                            Shares             Value
                                          -----------       -----------
Computers - Hardware (0.6%)
Apple Computer, Inc. + .................          300       $     7,647
Dell Computer Corp. + ..................        2,000            52,580
Gateway, Inc. + ........................          300             5,700
Hewlett-Packard Co. ....................          700            19,901
International Business Machines Corp. ..        1,300           149,682
Sun Microsystems, Inc. + ...............        2,300            39,376
                                                            -----------
                                                                274,886
                                                            -----------
Computers - Networking (0.1%)
Avaya Inc. + ...........................          200             2,958
Cisco Systems, Inc. + ..................        2,800            47,544
Network Appliance, Inc. + ..............          300             6,825
                                                            -----------
                                                                 57,327
                                                            -----------
Computers - Peripherals (0.1%)
EMC Corp. + ............................        1,700            67,320
                                                            -----------
Computers Software/Services (1.0%)
Adobe Systems, Inc. ....................          200             8,984
Autodesk, Inc. .........................          100             3,486
BMC Software, Inc. +....................          200             4,838
Computer Associates International, Inc..          400            12,876
Intuit Inc. + ..........................          200             6,408
Mercury Interactive Corp. + ............          100             6,615
Microsoft Corp. +.......................        4,400           298,100
Novell, Inc. + .........................          350             1,673
Oracle Corp. + .........................        4,600            74,336
PeopleSoft, Inc. + .....................          200             7,408
Siebel Systems, Inc. + .................          380            17,320
VERITAS Software Corp. + ...............          300            17,883
                                                            -----------
                                                                459,927
                                                            -----------
Consumer Finance (0.2%)
Capital One Financial Corp. ............          270            16,972
Countrywide Credit Industries, Inc. ....          100             4,267
Household International, Inc. ..........          600            38,412
MBNA Corp. .............................          800            28,520
Providian Financial Corp. ..............          300            15,990
                                                            -----------
                                                                104,161
                                                            -----------
Containers - Metal & Glass (0.0%)
Ball Corp. .............................           40             1,840
                                                            -----------
Containers/Packaging - Paper (0.0%)
Bemis Co., Inc. ........................           90             3,385
Pactiv Corp. + .........................          200             2,796
                                                            -----------
                                                                  6,181
                                                            -----------
Distributors - Food & Health (0.1%)
Cardinal Health, Inc. ..................          550            37,070
McKesson HBOC, Inc. ....................          100             3,084
SUPERVALU, Inc. ........................          200             2,734
Sysco Corp. ............................          800            22,496
                                                            -----------
                                                                 65,384
                                                            -----------
Electric Companies (0.6%)
Allegheny Energy, Inc. .................          160             8,185
Ameren Corp. ...........................          180             7,555
American Electric Power Co., Inc. ......          300       $    14,802
Cinergy Corp. ..........................          220             7,630
CMS Energy Corp. .......................          200             6,260
Consolidated Edison, Inc. ..............          200             7,482
Constellation Energy Group .............          200             9,548
Dominion Resources, Inc. ...............          300            20,547
DTE Energy Co. .........................          190             7,965
Duke Energy Corp. ......................          600            28,056
Entergy Corp. ..........................          290            11,745
Exelon Corp. ...........................          400            27,620
FirstEnergy Corp. ......................          300             9,090
FPL Group, Inc. ........................          280            16,772
GPU, Inc. ..............................          180             5,996
NiSource Inc. ..........................          290             8,633
Pinnacle West Capital Corp. ............          130             6,525
PPL Corp. ..............................          200            11,000
Progress Energy, Inc. ..................          300            13,272
Public Service Enterprise Group, Inc. ..          330            15,325
Reliant Energy Inc. ....................          450            22,297
Southern Co. ...........................          600            14,034
TXU Corp. ..............................          300            13,188
Xcel Energy, Inc. ......................          500            15,600
                                                            -----------
                                                                309,127
                                                            -----------
Electric Utilities (0.0%)
Mirant Corp. +..........................          398            16,238
                                                            -----------
Electrical equipment (0.9%)
Cooper Industries, Inc. ................          100             3,737
Emerson Electric Co. ...................          200            13,330
General Electric Co. ...................        8,100           393,093
Power-One, Inc. + ......................           90             1,576
Rockwell International Corp. ...........          200             9,006
                                                            -----------
                                                                420,742
                                                            -----------
Electronics - Defense (0.0%)
Raytheon Co. - Class B .................          300             8,859
                                                            -----------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. + ...........          200             7,802
PerkinElmer, Inc. ......................           60             4,015
Tektronix, Inc. + ......................          100             2,420
                                                            -----------
                                                                 14,237
                                                            -----------
Electronics - Semiconductors (0.7%)
Adaptec, Inc. +.........................          180             2,023
Advanced Micro Devices, Inc. + .........          400            12,400
Altera Corp. + .........................          300             7,587
Analog Devices, Inc. + .................          200             9,462
Applied Micro Circuits Corp. + .........          300             7,806
Broadcom Corp. - Class A + .............          200             8,312
Intel Corp. ............................        5,500           170,005
JDS Uniphase Corp. + ...................        1,000            21,380
Linear Technology Corp. ................          300            14,412
Maxim Integrated Products, Inc. + ......          300            15,330

40  See Notes to Portfolio of Investments.

=======================================================================


                                           Number of           Market
                                            Shares             Value
                                          -----------       -----------
Electronics - Semiconductors (continued)
Micron Technology, Inc. + ..............          500       $    22,690
Texas Instruments, Inc. ................          600            23,220
Vitesse Semiconductor Corp. +...........          100             3,390
Xilinx, Inc. + .........................          100             4,747
                                                            -----------
                                                                322,764
                                                            -----------
Entertainment (0.4%)
AOL Time Warner Inc. + .................        1,550            78,275
Viacom, Inc. - Class B + ...............          700            36,442
Walt Disney Co. (The) ..................        1,700            51,425
                                                            -----------
                                                                166,142
                                                            -----------
Equipment - Semiconductors (0.0%)
Novellus Systems, Inc. + ...............          100             5,515
                                                            -----------
Financial - Diversified (1.1%)
Ambac Financial Group, Inc. ............          150             8,072
American Express Co. ...................        1,100            46,684
CIT Group, Inc. (The) ..................          360            13,212
Citigroup Inc. .........................        4,154           204,169
Fannie Mae .............................        1,520           121,995
Freddie Mac ............................        1,070            70,406
Moody's Corp. ..........................          220             6,908
Morgan Stanley Dean Witter & Co. .......          900            56,511
USA Education Inc. .....................          200            14,220
                                                            -----------
                                                                542,177
                                                            -----------
Foods (0.3%)
Campbell Soup Co. ......................          300             9,132
ConAgra Foods, Inc. ....................          400             8,324
General Mills, Inc. ....................          200             7,882
Heinz (H.J.) Co. .......................          200             7,830
Hershey Foods Corp. ....................          100             6,041
Kellogg Co. ............................          300             7,650
PepsiCo, Inc. ..........................        1,200            52,572
Quaker Oats Co. ........................          100             9,700
Ralston Purina Group ...................          200             6,078
Sara Lee Corp. .........................          600            11,946
Unilever NV ............................          500            28,060
Wrigley (Wm.) Jr. Co. ..................          200             9,662
                                                            -----------
                                                                164,877
                                                            -----------
Footwear (0.0%)
NIKE, Inc. - Class B ...................          200             8,362
Reebok International Ltd. + ............           60             1,538
                                                            -----------
                                                                  9,900
                                                            -----------
Gaming, Lottery, & Pari-mutuel (0.0%)
Harrah's Entertainment, Inc. + .........          150             5,175
                                                            -----------
Hardware & Tools (0.0%)
Black & Decker Corp. ...................          100             3,986
Stanley Works (The) ....................          100             3,625
                                                            -----------
                                                                  7,611
                                                            -----------
Health Care - Drugs (0.0%)
Alza Corp. + ...........................          330            15,088
Watson Pharmaceuticals, Inc. + .........          100       $     4,980
                                                            -----------
                                                                 20,068
                                                            -----------
Health Care - Drugs/Pharmaceuticals (1.6%)
Allergan, Inc. .........................          180            13,680
Eli Lilly & Co. ........................        1,400           119,000
Forest Laboratories, Inc. + ............          200            12,230
King Pharmaceuticals, Inc. + ...........          250            10,533
Merck & Co., Inc. ......................        1,900           144,343
Pfizer, Inc. ...........................        8,000           346,400
Pharmacia Corp. ........................        1,100            57,486
Schering-Plough Corp. ..................        1,200            46,248
                                                            -----------
                                                                749,920
                                                            -----------
Health Care - Hospital Management (0.1%)
HCA - The Healthcare Co. ...............          400            15,480
Tenet Healthcare Corp. + ...............          500            22,320
                                                            -----------
                                                                 37,800
                                                            -----------
Health Care - Long Term Care (0.0%)
Manor Care, Inc. .......................          120             2,784
                                                            -----------
Health Care - Managed Care (0.1%)
Humana, Inc. + .........................          180             1,778
UnitedHealth Group Inc. ................          450            29,466
Wellpoint Health Networks, Inc. + ......           90             8,843
                                                            -----------
                                                                 40,087
                                                            -----------
Health Care - Medical Products/Supplies (0.3%)
Applera Corp-Applied Biosystem Group ...          200             6,412
Bard (C.R.) Inc. .......................           70             3,081
Bausch & Lomb, Inc. ....................           50             2,135
Baxter International, Inc. .............          450            41,017
Becton, Dickinson & Co. ................          200             6,470
Biomet, Inc. ...........................          200             8,546
Boston Scientific Corp. +...............          300             4,764
Guidant Corp. + ........................          300            12,300
Medtronic, Inc. ........................        1,000            44,600
St. Jude Medical, Inc. + ...............          100             5,725
Stryker Corp. ..........................          200            11,858
                                                            -----------
                                                                146,908
                                                            -----------
Health Care - Special Services (0.0%)
HEALTHSOUTH Corp. + ....................          500             7,025
                                                            -----------
Health Care Diversified (0.8%)
Abbott Laboratories ....................        1,300            60,294
American Home Products Corp. ...........        1,100            63,525
Bristol-Myers Squibb Co. ...............        1,600            89,600
Johnson & Johnson ......................        1,800           173,664
                                                            -----------
                                                                387,083
                                                            -----------
Homebuilding (0.0%)
Centex Corp. ...........................           70             3,020
KB HOME ................................           50             1,511
Pulte Corp. ............................           70             3,275
                                                            -----------
                                                                  7,806
                                                            -----------

                                      See Notes to Portfolio of Investments.  41

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Protection Fund (continued)
=======================================================================


                                           Number of           Market
                                            Shares             Value
                                          -----------       -----------
Household Furnishings & Appliances (0.0%)
Maytag Corp. ...........................           90       $     3,128
Whirlpool Corp. ........................           90             5,019
                                                            -----------
                                                                  8,147
                                                            -----------
Household Products - Non-Durable (0.3%)
Clorox Co. .............................          200             6,366
Colgate-Palmolive Co. ..................          500            27,925
Kimberly-Clark Corp. ...................          400            23,760
Procter & Gamble Co. ...................        1,100            66,055
                                                            -----------
                                                                124,106
                                                            -----------
Housewares (0.0%)
Fortune Brands, Inc. ...................          100             3,115
Newell Rubbermaid Inc. .................          200             5,392
Tupperware Corp. .......................           70             1,541
                                                            -----------
                                                                 10,048
                                                            -----------
Insurance - Life/Health (0.2%)
AFLAC, Inc. ............................          750            23,850
American General Corp. .................          700            30,527
Conseco, Inc. + ........................          300             5,709
Jefferson-Pilot Corp. ..................          150             6,999
Lincoln National Corp. .................          280            12,925
MetLife, Inc. ..........................          600            17,400
Torchmark Corp. ........................          140             5,305
UnumProvident Corp. ....................          320             9,571
                                                            -----------
                                                                112,286
                                                            -----------
Insurance - Multi-Line (0.5%)
American International Group, Inc. .....        1,900           155,420
CIGNA Corp. ............................          200            21,340
Hartford Financial Services Group, Inc.           330            20,493
Loews Corp. ............................          300            20,223
                                                            -----------
                                                                217,476
                                                            -----------
Insurance - Property/Casualty (0.2%)
Allstate Corp. (The) ...................          700            29,225
Chubb Corp. ............................          190            12,682
Cincinnati Financial Corp. .............          200             7,676
MBIA, Inc. .............................          210            10,049
MGIC Investment Corp. ..................          160            10,398
Progressive Corp. ......................          100            11,680
SAFECO Corp. ...........................          100             2,670
St. Paul Co., Inc. .....................          200             9,020
                                                            -----------
                                                                 93,400
                                                            -----------
Insurance Brokers (0.1%)
Aon Corp. ..............................          200             6,648
Marsh & McLennan Co., Inc. .............          200            19,288
                                                            -----------
                                                                 25,936
                                                            -----------
Investment Banking/Brokerage (0.1%)
Bear Stearns Co., Inc. (The) ...........          100             5,030
Lehman Brothers Holdings Inc. ..........          100             7,275
Merrill Lynch & Co., Inc. ..............          700            43,190
                                                            -----------
                                                                 55,495
                                                            -----------

Investment Management (0.0%)
Franklin Resources, Inc. ...............          140       $     6,111
Price (T. Rowe) Associates, Inc. .......           90             3,128
Stilwell Financial, Inc. ...............          200             5,894
                                                            -----------
                                                                 15,133
                                                            -----------
Leisure Time - Products (0.0%)
Brunswick Corp. ........................          150             3,009
Harley-Davidson, Inc. ..................          300            13,827
Mattel, Inc. ...........................          300             4,845
                                                            -----------
                                                                 21,681
                                                            -----------
Lodging - Hotels (0.1%)
Carnival Corp. .........................          500            13,250
Hilton Hotels Corp. ....................          490             5,415
Marriott International, Inc. ...........          200             9,176
                                                            -----------
                                                                 27,841
                                                            -----------
Machinery - Diversified (0.1%)
Caterpillar, Inc. ......................          300            15,060
Dover Corp. ............................          100             3,907
Ingersoll-Rand Co. .....................          200             9,400
Timken Co. .............................          100             1,710
                                                            -----------
                                                                 30,077
                                                            -----------
Manufacturing - Diversified (0.5%)
Crane Co. ..............................           60             1,688
Danaher Corp. ..........................          100             5,601
Eaton Corp. ............................          100             7,361
Honeywell International Inc. ...........          700            34,216
Illinois Tool Works, Inc. ..............          200            12,676
ITT Industries, Inc. ...................          100             4,407
Johnson Controls, Inc. .................          100             7,240
Minnesota Mining and Manufacturing Co.
 (3M)...................................          300            35,703
National Service Industries, Inc. ......           70             1,687
Parker-Hannifin Corp. ..................          100             4,662
PPG Industries Inc. ....................          200            10,630
Textron, Inc. ..........................          100             5,302
Thermo Electron Corp. + ................          260             6,854
Tyco International Ltd. ................        2,100           112,077
                                                            -----------
                                                                250,104
                                                            -----------
Manufacturing - Specialized (0.1%)
Avery Dennison Corp. ...................          100             5,607
Pall Corp. .............................          200             4,694
United Technologies Corp. ..............          400            31,232
                                                            -----------
                                                                 41,533
                                                            -----------
Miscellaneous Metals (0.0%)
Barrick Gold Corp. .....................          500             8,220
Inco Ltd. + ............................          200             3,628
Placer Dome, Inc. ......................          300             3,036
                                                            -----------
                                                                 14,884
                                                            -----------
Natural Gas - Distribution - Pipe Line (0.3%)
Dynegy Inc. ............................          400            23,140
El Paso Energy Corp. ...................          615            42,312
Enron Corp. ............................          600            37,632


42  See Notes to Portfolio of Investments.

================================================================================


                                           Number of           Market
                                            Shares             Value
                                          -----------       -----------
Natural Gas - Distribution - Pipe Line (continued)
KeySpan Energy Corp. ...................          200       $     7,940
Kinder Morgan, Inc. ....................          100             5,870
NICOR, Inc. ............................           80             3,135
ONEOK, Inc. ............................           40             1,729
Peoples Energy Corp. ...................           40             1,590
Sempra Energy ..........................          300             8,301
Williams Co., Inc. (The) ...............          400            16,868
                                                            -----------
                                                                148,517
                                                            -----------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc. .....................          100             3,807
                                                            -----------
OIL (0.2%)
Royal Dutch Petroleum Co. + ............        1,800           107,154
                                                            -----------
Oil & Gas - Drilling & Equipment (0.2%)
Baker Hughes Inc. ......................          300            11,787
Halliburton Co. ........................          300            12,963
Nabors Industries, Inc. + ..............          100             5,962
Noble Drilling Corp. + .................          190             9,215
Rowan Co., Inc. + ......................          110             3,651
Schlumberger Ltd. ......................          500            33,150
Transocean Sedco Forex Inc. ............          300            16,284
                                                            -----------
                                                                 93,012
                                                            -----------
Oil & Gas - Exploration/Production (0.2%)
Anadarko Petroleum Corp. ...............          360            23,263
Apache Corp. ...........................          100             6,396
Burlington Resources, Inc. .............          300            14,163
Devon Energy Corp. .....................          100             5,901
EOG Resources, Inc. ....................          180             8,350
Kerr-McGee Corp. .......................          100             7,165
Unocal Corp. ...........................          300            11,448
                                                            -----------
                                                                 76,686
                                                            -----------
Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc. .......................          120             5,167
Sunoco, Inc. ...........................          100             3,802
Tosco Corp. ............................          200             9,210
                                                            -----------
                                                                 18,179
                                                            -----------
Oil - Domestic Integrated (0.2%)
Amerada Hess Corp. .....................          140            12,250
Conoco Inc. - Class B ..................          940            28,595
Occidental Petroleum Corp. .............          500            15,060
Phillips Petroleum Co. .................          400            23,840
USX-Marathon Group .....................          440            14,062
                                                            -----------
                                                                 93,807
                                                            -----------
Oil - International Integrated (0.8%)
Chevron Corp. ..........................          800            77,248
Exxon Mobil Corp. ......................        2,900           256,940
Texaco, Inc. ...........................          700            50,596
                                                            -----------
                                                                384,784
                                                            -----------
Paper & Forest Products (0.1%)
Boise Cascade Corp. ....................          100             3,498
Georgia-Pacific Corp. ..................          100             3,251
Mead Corp. .............................          120       $     3,384
Westvaco Corp. .........................          100             2,638
Weyerhaeuser Co. .......................          100             5,653
Willamette Industries, Inc. ............          100             4,865
                                                            -----------
                                                                 23,289
                                                            -----------
Personal Care (0.1%)
Alberto-Culver Co. - Class B ...........           80             3,259
Avon Products, Inc. ....................          200             8,464
Gillette Co. ...........................          800            22,688
                                                            -----------
                                                                 34,411
                                                            -----------
Photography/Imaging (0.0%)
Eastman Kodak Co. ......................          200             8,700
                                                            -----------
Power Producers - Independent (0.1%)
AES Corp. + ............................          400            19,068
Calpine Corp. +.........................          200            11,398
                                                            -----------
                                                                 30,466
                                                            -----------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The) ............          200            12,956
                                                            -----------
Publishing - Newspapers (0.1%)
Dow Jones & Co., Inc. ..................          100             5,427
Gannett Co., Inc. ......................          200            12,910
New York Times Co. .....................          200             8,206
Tribune Co. ............................          200             8,428
                                                            -----------
                                                                 34,971
                                                            -----------
Railroads (0.1%)
Burlington Northern Santa Fe Corp. .....          300             8,820
CSX Corp. ..............................          200             7,014
Norfolk Southern Corp. .................          300             5,922
Union Pacific Corp. ....................          200            11,378
                                                            -----------
                                                                 33,134
                                                            -----------
Reit Diversified (0.0%)
Starwood Hotels & Resorts Worldwide,              160             5,774
 Inc....................................
                                                            -----------
Restaurants (0.1%)
Darden Restaurants, Inc. ...............          180             4,916
McDonald's Corp. .......................          500            13,750
Starbucks Corp. + ......................          400             7,740
Tricon Global Restaurants, Inc. +.......          100             4,482
Wendy's International, Inc. ............          140             3,546
                                                            -----------
                                                                 34,434
                                                            -----------
Retail - Building Supplies (0.0%)
Lowe's Co., Inc. .......................          200            12,600
Sherwin-Williams Co. ...................          230             4,825
                                                            -----------
                                                                 17,425
                                                            -----------
Retail - computers & electronics (0.0%)
Best Buy Co., Inc. + ...................          200            11,010
Circuit City Stores - Circuit City Group          200             3,010
RadioShack Corp. .......................          200             6,126
                                                            -----------
                                                                 20,146
                                                            -----------
Retail - Department Stores (0.1%)
Federated Department Stores, Inc. +.....          200             8,596


                                      See Notes to Portfolio of Investments.  43

Principal Protection Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Protection Fund (continued)
=======================================================================


                                           Number of           Market
                                            Shares             Value
                                          -----------       -----------
Retail - Department Stores (continued)
Kohl's Corp. + .........................          300       $    18,318
May Department Stores Co. ..............          200             7,450
Sears, Roebuck & Co. ...................          300            11,055
                                                            -----------
                                                                 45,419
                                                            -----------
Retail - General Merchandise Chains (0.2%)
Target Corp. ...........................          700            26,915
Wal-Mart Stores, Inc. ..................        1,600            82,784
                                                            -----------
                                                                109,699
                                                            -----------
Retail - Speciality (0.1%)
AutoZone, Inc. + .......................          100             3,134
Bed Bath & Beyond, Inc. +...............          200             5,664
Office Depot, Inc. + ...................          240             2,280
Staples, Inc. + ........................          300             4,881
Toys "R" Us, Inc. + ....................          280             6,944
                                                            -----------
                                                                 22,903
                                                            -----------
Retail Speciality - Apparel (0.0%)
The Limited, Inc. ......................          400             6,768
TJX Companies, Inc. ....................          200             6,266
                                                            -----------
                                                                 13,034
                                                            -----------
Retail Stores - Drug Store (0.1%)
CVS Corp. ..............................          300            17,685
Longs Drug Stores Corp. ................           50             1,483
Walgreen Co. ...........................          800            34,224
                                                            -----------
                                                                 53,392
                                                            -----------
Retail Stores - Food Chains (0.1%)
Albertson's, Inc. ......................          300            10,020
Kroger Co. (The) + .....................          600            13,554
Safeway, Inc. + ........................          400            21,720
                                                            -----------
                                                                 45,294
                                                            -----------
Savings & Loan Companies (0.1%)
Charter One Financial, Inc. ............          300             8,790
Golden West Financial Corp. ............          230            13,501
Washington Mutual Financial Corp. ......          890            44,438
                                                            -----------
                                                                 66,729
                                                            -----------
Services - Advertising/Marketing (0.0%)
Omnicom Group, Inc. ....................          200            17,570
                                                            -----------
Services - Commercial & Consumer (0.1%)
Cendant Corp. + ........................          800            14,192
Convergys Corp. + ......................          100             3,650
H&R Block, Inc. ........................          100             5,500
IMS Health, Inc. .......................          300             8,235
                                                            -----------
                                                                 31,577
                                                            -----------
Services - Computer Systems (0.1%)
Electronic Data Systems Corp. ..........          400            25,800
Sabre Holdings Corp. + .................          100             4,986
Sapient Corp. +.........................          130             1,749
                                                            -----------
                                                                 32,535
                                                            -----------
Services - Data Processing (0.2%)
Automatic Data Processing, Inc. ........          500            27,125
Concord EFS, Inc. ......................          300            13,965
Equifax, Inc. ..........................          190       $     6,283
First Data Corp. .......................          300            20,232
Fiserv, Inc. ...........................          190            10,515
Paychex, Inc. ..........................          300            10,368
                                                            -----------
                                                                 88,488
                                                            -----------
Services - Employment (0.0%)
Robert Half International, Inc. + ......          200             5,560
                                                            -----------
Speciality Printing (0.0%)
Deluxe Corp. ...........................          130             3,379
RR Donnelley & Sons Co. ................          170             4,733
                                                            -----------
                                                                  8,112
                                                            -----------
Steel (0.0%)
Allegheny Technologies Inc. ............           90             1,641
Nucor Corp. ............................           60             3,044
                                                            -----------
                                                                  4,685
                                                            -----------
Telephone (0.7%)
ALLTEL Corp. ...........................          200            10,922
BellSouth Corp. ........................        1,500            62,940
Qwest Communications International Inc.
 +......................................          600            24,540
SBC Communications, Inc. ...............        2,800           115,500
Verizon Communications .................        2,200           121,154
                                                            -----------
                                                                335,056
                                                            -----------
Telephone Long Distance (0.2%)
AT&T Corp. .............................        3,100            69,072
Sprint Corp. ...........................          400             8,552
WorldCom, Inc. + .......................        1,000            18,250
                                                            -----------
                                                                 95,874
                                                            -----------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc. ....................           70             3,441
VF Corp. ...............................          100             4,059
                                                            -----------
                                                                  7,500
                                                            -----------
Tobacco (0.4%)
Philip Morris Co. Inc. .................        3,360           168,370
UST, Inc. ..............................          200             6,020
                                                            -----------
                                                                174,390
                                                            -----------
Truckers (0.0%)
Ryder System, Inc. .....................           80             1,585
                                                            -----------
Trucks & Parts (0.0%)
PACCAR, Inc. ...........................          100             4,852
                                                            -----------
Waste Management (0.0%)
Allied Waste Industries, Inc. + ........          270             4,298
Waste Management, Inc. .................          500            12,205
                                                            -----------
                                                                 16,503
                                                            -----------
Total Common Stocks (Cost $8,935,992)                         9,123,186
                                                            -----------

                                           Principal
                                            Amount
                                          -----------
Long-Term Bonds and Notes (79.1%)
U.S. Treasury Strip, Zero Coupon,
 11/15/05...............................  $47,685,000        38,228,111
Total Long-Term Bonds and Notes
 (COST $37,606,274)                                          38,228,111
                                                            -----------


44  See Notes to Portfolio of Investments.

================================================================================


                                           Principal           Market
                                            Amount             Value
                                          -----------       -----------
SHORT-TERM INVESTMENTS (2.1%)
Federal National Mortgage Assoc.,
 4.53%, 05/01/01 .......................  $   894,000       $   894,000
U.S. Treasury Bill, 3.84%, 10/04/01 @...      100,000            98,340
Total Short-Term Investments
 (Cost $992,371)                                                992,340
                                                            -----------
Total Investments (cost $47,534,637)(a)                      48,343,637
Other Assets Less Liabilities                                   (47,227)
                                                            -----------
Total Net Assets                                            $48,296,410
                                                            -----------

Notes to portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $48,452,916. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:

Unrealized gains.........................................   $        --
Unrealized losses........................................      (109,279)
                                                            ------------
 Net unrealized loss.....................................   $  (109,279)
                                                            ============


Information concerning open futures contracts at April 30, 2001 is shown below:

                                       Notional
                           No. of       Market      Expiration      Unrealized
                         Contracts       Value         Date         Gain/(Loss)
                        ------------  -----------  -------------  --------------
    Long Contracts
----------------------
S&P 500 Index Futures..      3        $   940,725       Jun 01    $       28,632
                                      ===========                 ==============


+  Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.

Category percentages are based on net assets.

                                          See Notes to Financial Statements.  45

Principal Protection Funds
Statements Of Assets and Liabilities
April 30, 2001 (Unaudited)
================================================================================


Assets:
Investments, at market value...............................................
Cash.......................................................................
Receivable for:
 Dividends and interest....................................................
 Investments sold..........................................................
 Reimbursement from Investment Adviser.....................................
Prepaid expenses...........................................................
Other assets...............................................................
     Total assets..........................................................

Liabilities:
Payable for:...............................................................
 Fund shares redeemed......................................................
 Variation margin..........................................................
Other liabilities..........................................................
     Total liabilities.....................................................
     NET ASSETS............................................................

Net Assets represented by:
Paid-in capital............................................................
Net unrealized gain on investments and open futures contracts..............
Undistributed (distributions in excess of) net investment income...........
Accumulated net realized loss on investments...............................
     NET ASSETS............................................................


Cost of investments........................................................

Capital Shares, $.001 par value:
Class A:
 Outstanding...............................................................
 Net Assets................................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding)......................................................
 Offering Price (net asset value divided by 1 minus maximum sales load)....
Class B:
 Outstanding...............................................................
 Net Assets................................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)...........................................


46 See Notes to Financial Statements.

================================================================================

     Principal Protection  Principal Protection  Principal Protection  Principal Protection     Index Plus
           Fund I                Fund II               Fund III               Fund IV         Protection Fund
     --------------------  --------------------  --------------------  --------------------  -----------------
           $ 137,555,850           $106,254,408           $91,022,458           $55,811,742        $48,343,637
                     701                 77,849                   648                   950                558

                  28,733                  8,925                 9,984                 5,146              8,090
                 122,244                101,689                86,988                46,351             43,730
                   2,558                  2,377                 5,478                14,711              4,437
                     771                    588                   496                   290                 --
                      --                     --                    --                   244                 --
           -------------           ------------           -----------           -----------        -----------
             137,710,857            106,445,836            91,126,052            55,879,434         48,400,452
           -------------           ------------           -----------           -----------        -----------


                 193,667                 89,865               142,479                49,040             16,303
                  12,600                     --                 7,350                 4,200              3,150
                 271,011                215,714               178,843               112,163             84,589
           -------------           ------------           -----------           -----------        -----------
                 477,278                305,579               328,672               165,403            104,042
           -------------           ------------           -----------           -----------        -----------
           $ 137,233,579           $106,140,257           $90,797,380           $55,714,031        $48,296,410
           =============           ============           ===========           ===========        ===========

           $ 140,451,336           $113,536,227           $95,790,221           $60,169,138        $51,236,400
               7,937,985              5,636,072             3,480,346             1,846,020            837,632
               1,039,032                861,590               557,007               340,974            (48,528)
             (12,194,774)           (13,893,632)           (9,030,194)           (6,642,101)        (3,729,094)
           -------------           ------------           -----------           -----------        -----------
           $ 137,233,579           $106,140,257           $90,797,380           $55,714,031        $48,296,410
           =============           ============           ===========           ===========        ===========

           $ 129,624,018           $100,618,336           $87,545,702           $53,967,773        $47,534,637


               1,748,477                913,006             1,040,918               554,971            602,302
           $  17,112,942           $  8,613,952           $ 9,944,595           $ 5,174,941        $ 5,713,853
           $        9.79           $       9.43           $      9.55           $      9.32        $      9.49
           $       10.28           $       9.90           $     10.03           $      9.78        $      9.96


              12,313,665             10,355,261             8,491,180             5,438,372          4,503,680
           $ 120,120,637           $ 97,526,305           $80,852,785           $50,539,090        $42,582,557
           $        9.76           $       9.42           $      9.52           $      9.29        $      9.46

                                           See Notes to Financial Statements. 47

Statements of Operations
Six month period ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:

Dividends .............................................................
Interest ..............................................................


Foreign taxes withheld on dividends ...................................
     Total investment income ..........................................

Investment Expenses:

Investment advisory fees ..............................................
Administrative services fees ..........................................
Distribution plan fees - Class A ......................................
Distribution plan fees - Class B ......................................
Shareholder services fees - Class A ...................................
Shareholder services fees - Class B ...................................
Printing and postage fees .............................................
Custody fees ..........................................................
Transfer agent fees ...................................................
Audit fees ............................................................
Directors' fees .......................................................
Registration fees .....................................................
Miscellaneous expenses ................................................
Expenses before reimbursement and waiver from Investment Adviser ......
Expenses reimbursement and waiver from Investment Adviser .............
     Net investment expenses ..........................................
Net investment income .................................................

Net Realized And Unrealized Gain (Loss):

Net realized gain (loss) on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net realized loss on investments .................................
Net change in unrealized gain or loss on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net change in unrealized gain or loss on investments .............
Net realized and change in unrealized gain or loss on investments .....
Net decrease in net assets resulting from operations ..................

48  See Notes to Financial Statements.

==========================================================================================================================

         Principal Protection   Principal Protection   Principal Protection   Principal Protection         Index Plus
                Fund I                Fund II                Fund III               Fund IV           Principal Protection
         --------------------   --------------------   --------------------   --------------------    --------------------

             $   331,469            $   196,575            $   218,615            $   109,411             $   100,776
               2,652,749              2,227,751              1,540,211                970,276                 611,467
             -----------            -----------            -----------            -----------             -----------
               2,984,218              2,424,326              1,758,826              1,079,687                 712,243
                    (332)                  (209)                  (222)                  (118)                    (21)
             -----------            -----------            -----------            -----------             -----------
               2,983,886              2,424,117              1,758,604              1,079,569                 712,222
             -----------            -----------            -----------            -----------             -----------

                 459,647                358,541                301,959                183,454                 142,032
                  70,715                 55,160                 46,455                 28,224                  23,569
                  21,866                 12,697                 12,701                  6,562                      --
                 464,763                375,611                310,311                191,991                 155,567
                      --                     --                     --                     --                   7,066
                 154,921                125,204                103,437                 63,997                  51,856
                   6,472                  4,327                    440                     --                     827
                  31,972                 29,062                 35,895                 34,066                  14,658
                  69,712                 53,552                 39,569                 27,339                  19,028
                  10,083                 10,361                 10,009                  9,892                  19,675
                   2,120                  1,589                  1,349                    471                     404
                      --                     --                     --                    410                  13,967
                 237,078                181,002                152,922                 92,533                  69,050
             -----------            -----------            -----------            -----------             -----------
               1,529,349              1,207,106              1,015,047                638,939                 517,699
                  (3,862)                (4,092)                (7,907)               (23,276)                (29,853)
             -----------            -----------            -----------            -----------             -----------
               1,525,487              1,203,014              1,007,140                615,663                 487,846
             -----------            -----------            -----------            -----------             -----------
               1,458,399              1,221,103                751,464                463,906                 224,376
             -----------            -----------            -----------            -----------             -----------


                (354,367)            (1,818,820)            (5,932,853)            (4,668,498)             (3,639,803)
                (226,409)               (81,688)              (332,623)              (162,718)                (89,291)
             -----------            -----------            -----------            -----------             -----------
                (580,776)            (1,900,508)            (6,265,476)            (4,831,216)             (3,729,094)
             -----------            -----------            -----------            -----------             -----------

              (7,246,863)            (2,313,068)               120,733              2,287,322                 809,000
                (127,621)               (90,050)              (101,947)               (51,953)                 28,632
             -----------            -----------            -----------            -----------             -----------
              (7,374,484)            (2,403,118)                18,786              2,235,369                 837,632
             -----------            -----------            -----------            -----------             -----------
              (7,955,260)            (4,303,626)            (6,246,690)            (2,595,847)             (2,891,462)
             -----------            -----------            -----------            -----------             -----------
             $(6,496,861)           $(3,082,523)           $(5,495,226)           $(2,131,941)            $(2,667,086)
             ===========            ===========            ===========            ===========             ===========

                                           See Notes to Financial Statements. 49

Principal Protection Funds
Statements of Changes in Net Assets
================================================================================

                                                  Principal Protection Fund I
                                               ---------------------------------
                                                 Six Month
                                                Period Ended
                                               April 30, 2001      Year Ended
                                                 (Unaudited)    October 31, 2000
                                               --------------   ----------------

From Operations:
Net investment income .......................   $  1,458,399      $    464,838
Net realized loss on investments.............       (580,776)      (10,046,145)
Net change in unrealized gain or loss on
 investments.................................     (7,374,484)       11,572,367
                                                ------------      ------------
 Net increase (decrease) in net assets
  resulting from operations..................     (6,496,861)        1,991,060
                                                ------------      ------------
Distributions to Shareholders:
Class A:
   From net investment income................       (195,696)         (136,091)
Class B:
   From net investment income................       (395,519)         (599,548)
                                                ------------      ------------
 Decrease in net assets from distributions
  to shareholders............................       (591,215)         (735,639)
                                                ------------      ------------
From Fund Share Transactions:
Class A:
   Proceeds from shares sold.................             --            87,657
   Net asset value of shares issued upon
    reinvestment of distributions............        185,875           129,949
   Payments for shares redeemed..............       (848,048)       (2,832,762)
Class B:
   Net asset value of shares issued upon
    reinvestment of distributions............        382,440           583,660
   Payments for shares redeemed..............     (7,098,097)      (12,898,302)
                                                ------------      ------------
 Net decrease in net assets from fund share
  transactions...............................     (7,377,830)      (14,929,798)
                                                ------------      ------------
Net change in net assets.....................    (14,465,906)      (13,674,377)

Net Assets:
Beginning of period..........................    151,699,485       165,373,862
                                                ------------      ------------
End of period................................   $137,233,579      $151,699,485
                                                ============      ============
End of period net assets includes
 undistributed net investment income.........   $  1,039,032      $    171,848
                                                ============      ============
Share Transactions:
Class A:
   Number of shares sold.....................             --             8,432
   Number of shares issued upon reinvestment
    of distributions.........................         19,006            12,271
   Number of shares redeemed.................        (85,090)         (270,759)
                                                ------------      ------------
 Net decrease................................        (66,084)         (250,056)
                                                ============      ============
Class B:
   Number of shares issued upon reinvestment
    of distributions.........................         39,144            55,166
   Number of shares redeemed.................       (718,804)       (1,229,238)
                                                ------------      ------------
 Net decrease................................       (679,660)       (1,174,072)
                                                ============      ============

50 See Notes to Financial Statements.

================================================================================

                                                                                     Principal Protection Fund II
                                                                                   --------------------------------
                                                                                     Six Month
                                                                                    Period Ended
                                                                                   April 30, 2001        Year Ended
                                                                                    (Unaudited)       October 31, 2000
                                                                                   --------------     ----------------
From Operations:
Net investment income........................................................      $  1,221,103        $  1,156,311
Net realized loss on investments.............................................        (1,900,508)        (11,993,124)
Net change in unrealized gain or loss on investments.........................        (2,403,118)          8,039,190
                                                                                   ------------        ------------
 Net decrease in net assets resulting from operations........................        (3,082,523)         (2,797,623)
                                                                                   ------------        ------------
Distributions to Shareholders:
Class A:
  From net investment income.................................................          (175,246)            (65,405)
Class B:
  From net investment income.................................................          (826,531)           (474,076)
                                                                                   ------------        ------------
 Decrease in net assets from distributions to shareholders...................        (1,001,777)           (539,481)
                                                                                   ------------        ------------
From Fund Share Transactions:
Class A:
  Proceeds from shares sold..................................................                --          11,124,504
  Net asset value of shares issued upon reinvestment of distributions........           173,491              64,539
  Payments for shares redeemed...............................................        (2,292,146)         (1,865,700)
Class B:
  Proceeds from shares sold..................................................                --          88,976,954
  Net asset value of shares issued upon reinvestment of distributions........           811,068             464,733
  Payments for shares redeemed...............................................        (5,111,509)         (5,199,503)
                                                                                   ------------        ------------
 Net increase (decrease) in net assets from fund share transactions..........        (6,419,096)         93,565,527
                                                                                   ------------        ------------
Net change in net assets.....................................................       (10,503,396)         90,228,423

Net Assets:
Beginning of period..........................................................       116,643,653          26,415,230
                                                                                   ------------        ------------
End of period................................................................      $106,140,257        $116,643,653
                                                                                   ============        ============
End of period net assets includes undistributed net investment income........      $    861,590        $    642,264
                                                                                   ============        ============
Share Transactions:
Class A:
  Number of shares sold......................................................                --           1,106,686
  Number of shares issued upon reinvestment of distributions.................            18,476               6,333
  Number of shares redeemed..................................................          (242,272)           (183,716)
                                                                                   ------------        ------------
 Net increase (decrease).....................................................          (223,796)            929,303
                                                                                   ============        ============
Class B:
  Number of shares sold......................................................                --           8,856,713
  Number of shares issued upon reinvestment of distributions.................            86,283              45,607
  Number of shares redeemed..................................................          (537,754)           (525,109)
                                                                                   ------------        ------------
 Net increase (decrease).....................................................          (451,471)          8,377,211
                                                                                   ============        ============

                                           See Notes to Financial Statements. 51

Principal Protection Funds
Statements of Changes in Net Assets (Continued)
================================================================================

                                                                                            Principal Protection Fund III
                                                                                           --------------------------------
                                                                                                              Period From
                                                                                             Six Month       March 1, 2000
                                                                                            Period Ended    (Commencement of
                                                                                           April 30, 2001    Operations) to
                                                                                            (Unaudited)     October 31, 2000
                                                                                           --------------   ----------------
From Operations:
Net investment income ...............................................................       $   751,464       $   551,289
Net realized loss on investments.....................................................        (6,265,476)       (2,764,718)
Net change in unrealized gain or loss on investments.................................            18,786         3,461,560
                                                                                            -----------       -----------
  Net increase (decrease) in net assets resulting from operations....................        (5,495,226)        1,248,131
                                                                                            -----------       -----------

Distributions to Shareholders:
Class A:
  From net investment income.........................................................          (128,763)               --
Class B:
  From net investment income.........................................................          (616,983)               --
                                                                                            -----------       -----------
 Decrease in net assets from distributions to shareholders...........................          (745,746)               --
                                                                                            -----------       -----------

From Fund Share Transactions:
Class A:
    Proceeds from shares sold........................................................                --        10,803,368
    Net asset value of shares issued upon reinvestment of distributions..............           123,860                --
    Payments for shares redeemed.....................................................          (223,312)         (248,297)
Class B:
    Proceeds from shares sold........................................................                --        88,078,352
    Net asset value of shares issued upon reinvestment of distributions..............           604,187                --
    Payments for shares redeemed.....................................................        (2,113,220)       (1,234,717)
                                                                                            -----------       -----------
  Net increase (decrease) in net assets from fund share transactions.................        (1,608,485)       97,398,706
                                                                                            -----------       -----------
Net change in net assets.............................................................        (7,849,457)       98,646,837

Net Assets:
Beginning of period..................................................................        98,646,837                --
                                                                                            -----------       -----------
End of period........................................................................       $90,797,380       $98,646,837
                                                                                            ===========       ===========
End of period net assets includes undistributed net investment income................       $   557,007       $   551,289
                                                                                            ===========       ===========

Share Transactions:
Class A:
    Number of shares sold............................................................                --         1,074,778
    Number of shares issued upon reinvestment of distributions.......................            12,862                --
    Number of shares redeemed........................................................           (23,162)          (23,560)
                                                                                            -----------       -----------
  Net increase (decrease)............................................................           (10,300)        1,051,218
                                                                                            ===========       ===========
Class B:
    Number of shares sold............................................................                --         8,766,312
    Number of shares issued upon reinvestment of distributions.......................            62,805                --
    Number of shares redeemed........................................................          (218,325)         (119,612)
                                                                                            -----------       -----------
  Net increase (decrease)............................................................          (155,520)        8,646,700
                                                                                            ===========       ===========

52 See Notes to Financial Statements.

================================================================================

                                                 Principal Protection Fund IV
                                               --------------------------------
                                                                  Period From
                                                 Six Month        July 6, 2000
                                                Period Ended    (Commencement of
                                               April 30, 2001    Operations) to
                                                (Unaudited)     October 31, 2000
                                               --------------   ----------------
From Operations:
Net investment income .....................    $    463,906      $    288,888
Net realized loss on investments...........      (4,831,216)       (1,810,885)
Net change in unrealized gain or loss on
 investments...............................       2,235,369          (389,349)
                                               ------------      ------------
 Net decrease in net assets resulting from
  operations...............................      (2,131,941)       (1,911,346)
                                               ------------      ------------
Distributions to Shareholders:
Class A:
  From net investment income...............         (51,591)               --
Class B:
  From net investment income...............        (360,229)               --
                                               ------------      ------------
 Decrease in net assets from distributions
  to shareholders..........................        (411,820)               --
                                               ------------      ------------
From Fund Share Transactions:
Class A:
  Proceeds from shares sold................              --         5,770,083
  Net asset value of shares issued upon
    reinvestment of distributions..........          50,532                --
  Payments for shares redeemed.............        (177,913)          (66,291)
Class B:
  Proceeds from shares sold................              --        55,521,863
  Net asset value of shares issued upon
  reinvestment of distributions............         352,088                --
  Payments for shares redeemed.............        (883,716)         (397,508)
                                               ------------      ------------
 Net increase (decrease) in net assets from
  fund share transactions..................        (659,009)       60,828,147
                                               ------------      ------------
Net change in net assets...................      (3,202,770)       58,916,801

Net Assets:
Beginning of period........................      58,916,801                --
                                               ------------      ------------
End of period..............................    $ 55,714,031      $ 58,916,801
                                               ============      ============
End of period net assets includes
 undistributed net investment income.......    $    340,974      $    288,888
                                               ============      ============
Share Transactions:
Class A:
  Number of shares sold....................              --           574,891
  Number of shares issued upon reinvestment
   of distributions........................           5,416                --
  Number of shares redeemed................         (18,670)           (6,666)
                                               ------------      ------------
 Net increase (decrease)...................         (13,254)          568,225
                                               ============      ============
Class B:
  Number of shares sold....................              --         5,535,386
  Number of shares issued upon reinvestment
   of distributions........................          37,778                --
  Number of shares redeemed................         (94,117)          (40,675)
                                               ------------      ------------
 Net increase (decrease)...................         (56,339)        5,494,711
                                               ============      ============

                                           See Notes to Financial Statements. 53

Principal Protection Funds
Statements of Changes in Net Assets (continued)
================================================================================

                                                                                           Index Plus Protection Fund
                                                                                        --------------------------------
                                                                                                           Period From
                                                                                          Six Month      October 2, 2000
                                                                                         Period Ended    (Commencement of
                                                                                        April 30, 2001    Operations) to
                                                                                         (Unaudited)     October 31, 2000
                                                                                        --------------   ----------------
From Operations:
Net investment income..............................................................      $   224,376       $    27,282
Net realized loss on investments...................................................       (3,729,094)               --
Net change in unrealized gain or loss on investments...............................          837,632                --
                                                                                         -----------       -----------
  Net increase (decrease) in net assets resulting from operations..................       (2,667,086)           27,282
                                                                                         -----------       -----------
Distributions to Shareholders:
Class A:
    From net investment income.....................................................          (40,228)               --
Class B:
    From net investment income.....................................................         (259,958)               --
                                                                                         -----------       -----------
  Decrease in net assets from distributions to shareholders........................         (300,186)               --
                                                                                         -----------       -----------
From Fund Share Transactions:
Class A:
    Proceeds from shares sold......................................................        3,601,346         2,580,375
    Net asset value of shares issued upon reinvestment of distributions............           39,105                --
    Payments for shares redeemed...................................................         (172,402)               --
Class B:
    Proceeds from shares sold......................................................       28,090,727        17,548,976
    Payments for shares redeemed...................................................         (451,727)               --
                                                                                         -----------       -----------
  Net increase in net assets from fund share transactions..........................       31,107,049        20,129,351
                                                                                         -----------       -----------
Net change in net assets...........................................................       28,139,777        20,156,633

Net Assets:
Beginning of period                                                                       20,156,633                --
                                                                                         -----------       -----------
End of period......................................................................      $48,296,410       $20,156,633
                                                                                         ===========       ===========
End of period net assets includes undistributed (distributions in excess of)
 net investment income.............................................................      $   (48,528)      $    27,282
                                                                                         ===========       ===========
Share Transactions:
Class A:
    Number of shares sold..........................................................          358,315           257,789
    Number of shares issued upon reinvestment of distributions.....................            3,978                --
    Number of shares redeemed......................................................          (17,780)               --
                                                                                         -----------       -----------
  Net increase.....................................................................          344,513           257,789
                                                                                         ===========       ===========
Class B:
    Number of shares sold..........................................................        2,797,017         1,753,123
    Number of shares redeemed......................................................          (46,460)               --
                                                                                         -----------       -----------
  Net increase.....................................................................        2,750,557         1,753,123
                                                                                         ===========       ===========

54 See Notes to Financial Statements.

Principal Protection Funds
Notes to Financial Statements
April 30, 2001 (Unaudited)
================================================================================

1. Organization

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has it's own investment objective, policies and restrictions.

This report covers five funds, (each a Fund; collectively, the Funds) Aetna Principal Protection Fund I (PPF I), Aetna Principal Protection Fund II (PPF
II), Aetna Principal Protection Fund III (PPF III), Aetna Principal Protection Fund IV (PPF IV) and Aetna Index Plus Protection Fund (IPPF). Each Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of each Fund's Guarantee Period. Each Fund guarantees that the amount distributed to each shareholder will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Fund's Guarantee is backed by an unconditional irrevocable guarantee from MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets.

                                                       Offering                  Guarantee            Maturity
                                                        Period                    Period                Date
                                                        ------                    ------                ----
                    PPF I*                        08/06/99 - 10/06/99       10/07/99 - 10/06/04       10/06/04
                    PPF II*                       10/07/99 - 12/20/99       12/21/99 - 12/20/04       12/20/04
                    PPF III*                      03/01/00 - 05/31/00       06/01/00 - 05/31/05       05/31/05
                    PPF IV*                       07/06/00 - 09/06/00       09/07/00 - 09/06/05       09/06/05
                    IPPF*                         10/02/00 - 11/30/00       12/01/00 - 11/30/05      11/30/05**

                    * Closed to new investors.

                    ** Guarantee Maturity Date for IPPF. After this date IPPF
                       goes into the Index Plus Large Cap Period.

The Funds are authorized to offer two classes of shares, Class A and Class B. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  Class A: Generally, subject to a front-end sales charge; distribution fees
           (service fee for IPPF) of 0.25% (of average net assets of the class per year).

  Class B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares prior to the Maturity Date; distribution fees of 0.75%; service fees of 0.25%.

Aeltus Investment Management, Inc. (Aeltus) and Aeltus Capital, Inc. (ACI) are indirect wholly owned subsidiaries of ING Groep N.V. (ING). On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus, the investment adviser to the Funds, and ACI, each Fund's principal underwriter, sold certain of its financial services and international businesses, including Aeltus, and ACI to ING. ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

2. Summary of Significant Accounting Policies

The accompanying financial statements of each Fund have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results may differ from these estimates.

Principal Protection Funds
Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)
================================================================================

A. Valuation of Investments

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

B. Futures Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds may invest in futures contracts on the S&P 500 Index and U.S. Treasury Securities as a hedge against their existing securities, to manage the risk of changes in interest rates, equity prices, or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. Illiquid and Restricted Securities

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

================================================================================

D. Federal Income Taxes

Each fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 2000 and intends to meet requirements for the current year. As such, the Funds are relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the aplicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

E. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

F. Line of Credit

Certain series of the Company (including the PPF Funds), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unused amount of the credit facility. Each of the Funds will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of April 30, 2001.

G. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

3. Investment Advisory, Shareholder Services and Distribution Fees

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. The advisory fee for each Fund is 0.25% of the Fund's average daily net assets during its Offering Period and 0.65% of each Fund's average daily net assets during its Guarantee Period (see table in Section 1 - Organization). For IPPF, after the Guarantee Period and in the Index Plus Large Cap Period, the investment advisory fee will be 0.45% of its average daily net assets.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other

Principal Protection Funds
Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)
================================================================================

service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

The Company has adopted a Shareholder Services Plan for the Class B shares and for the Class A shares of IPPF. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A and Class B shares except for the Class A shares of IPPF. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A and Class B shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with the Class A and Class B shares and service fees incurred in connection with the Class B shares and for the Class A shares of IPPF.

4. Reimbursement and Waiver from Investment Adviser

Aeltus is contractually obligated, through the Maturity Date, to reimburse the Funds for some or all of their operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements, will increase a Fund's total return. Actual expenses for the period ended April 30, 2001 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

5. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2001 were:

                                                Cost of Purchases     Proceeds from Sales
                                                -----------------     -------------------
                    PPF I                        $  77,523,967            $86,375,471
                    PPF II                          83,361,794             88,940,786
                    PPF III                         79,872,749             82,187,445
                    PPF IV                          35,945,670             37,186,806
                    IPPF                           101,160,227             51,372,087


6. Capital Loss Carryforwards

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respesctive expiration dates. As of April 30, 2001, the following capital loss carryforwards had been incurred:

                                 Total Capital Loss       Year Of Expiration
                                                          ------------------
                                    Carryforward          2007           2008
                                    ------------          ----           ----
                    PPF I            $5,309,443         $688,867      $4,620,576
                    PPF II            6,412,929               --       6,412,929
                    PPF III           1,407,015               --       1,407,015
                    PPF IV              841,342               --         841,342

================================================================================

7. Authorized Capital Shares

The Company is authorized to issue a total of 15 billion shares. Of those 15 billion shares, each Fund has been allocated 100 million shares each of Class A and Class B.

8. New Accounting Pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, (the Guide), which is effective for fiscal years beginning after December 15, 2000. The Guide requires changes for investment company financial statements. These changes are expected to have no material impact on the Funds' net asset values.

Principal Protection Funds
Financial Highlights
Principal Protection Fund I
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                                 Period From
                                                                                Six Month                     August 6, 1999
                                                                               Period Ended    Year Ended      (Commencement
                                                                              April 30, 2001   October 31,    of Operations)
                                 Class A                                       (Unaudited)        2000      to October 31, 1999
---------------------------------------------------------------------------   --------------   -----------  -------------------
Net asset value, beginning of period ......................................      $  10.31        $ 10.20          $ 10.00
                                                                                 --------        -------          -------
Income from investment operations:
 Net investment income ....................................................          0.17           0.05             0.07+
 Net realized and change in unrealized gain or loss on investments ........         (0.58)          0.13             0.13
                                                                                 --------        -------          -------
     Total income from investment operations ..............................         (0.41)          0.18             0.20
                                                                                 --------        -------          -------
Less distributions:
 From net investment income ...............................................         (0.11)         (0.07)              --
                                                                                 --------        -------          -------
     Total distributions ..................................................         (0.11)         (0.07)              --
                                                                                 --------        -------          -------
Net asset value, end of period ............................................      $   9.79        $ 10.31          $ 10.20
                                                                                 ========        =======          =======

Total return ..............................................................         (3.98)%         1.71%            1.39%*
Net assets, end of period (000's) .........................................      $ 17,113        $18,712          $21,069
Ratio of net investment expenses to average net assets ....................          1.50%(1)       1.50%            1.06%(1)
Ratio of net investment income to average net assets ......................          2.72%(1)       0.94%            2.76%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...          1.51%(1)       1.52%            1.46%(1)
Portfolio turnover rate ...................................................         55.27%        337.06%           41.95%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

60 See Notes to Financial Statements.

Principal Protection Fund I
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                                  Period From
                                                                                  Six Month                     August 6, 1999
                                                                                 Period Ended   Year Ended       (Commencement
                                                                                April 30, 2001  October 31,     of Operations)
          CLASS B                                                                (Unaudited)       2000       to October 31, 1999
------------------------------------------------------------------------------  --------------  -----------   -------------------
Net asset value, beginning of period .........................................   $  10.24        $  10.19        $  10.00
                                                                                 --------        --------        --------
Income from investment operations:
 Net investment income .......................................................       0.09            0.03            0.05+
 Net realized and change in unrealized gain or loss on investments ...........      (0.54)           0.06            0.14
                                                                                 --------        --------        --------
   Total income from investment operations ...................................      (0.45)           0.09            0.19
                                                                                 --------        --------        --------
Less distributions:
 From net investment income ..................................................      (0.03)          (0.04)             --
                                                                                 --------        --------        --------
   Total distributions .......................................................      (0.03)          (0.04)             --
                                                                                 --------        --------        --------
Net asset value, end of period ...............................................   $   9.76        $  10.24        $  10.19
                                                                                 ========        ========        ========

Total return .................................................................      (4.39)%          0.89%           1.39%*
Net assets, end of period (000's) ............................................   $120,121        $132,987        $144,305
Ratio of net investment expenses to average net assets .......................       2.25%(1)        2.25%           1.80%(1)
Ratio of net investment income to average net assets .........................       1.97%(1)        0.19%           2.01%(1)
Ratio of expenses before reimbursement and waiver to average net assets ......       2.26%(1)        2.27%           2.21%(1)
Portfolio turnover rate ......................................................      55.27%         337.06%          41.95%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

                                           See Notes to Financial Statements. 61

Principal Protection Funds
Financial Highlights (continued)
Principal Protection Fund II
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                               Period From
                                                                               Six Month                     October 7, 1999
                                                                              Period Ended   Year Ended       (Commencement
                                                                             April 30, 2001  October 31,     of Operations)
                                    CLASS A                                   (Unaudited)       2000       to October 31, 1999
--------------------------------------------------------------------------   --------------  -----------   -------------------
Net asset value, beginning of period .....................................      $ 9.82        $ 10.02           $10.00
                                                                                ------        -------           ------
Income from investment operations:
 Net investment income ...................................................        0.19           0.10             0.02+
 Net realized and change in unrealized gain or loss on investments .......       (0.42)         (0.25)              --
                                                                                ------        -------           ------
   Total income from investment operations ...............................       (0.23)         (0.15)            0.02
                                                                                ------        -------           ------
Less distributions:
 From net investment income ..............................................       (0.16)         (0.05)              --
                                                                                ------        -------           ------
   Total distributions ...................................................       (0.16)         (0.05)              --
                                                                                ------        -------           ------
Net asset value, end of period ...........................................      $ 9.43        $  9.82           $10.02
                                                                                ======        =======           ======

Total return .............................................................       (2.35)%        (2.00)%*            --
Net assets, end of period (000's) ........................................      $8,614        $11,169           $2,079
Ratio of net investment expenses to average net assets ...................        1.50%(1)       1.35%            0.58%(1)
Ratio of net investment income to average net assets .....................        2.89%(1)       1.59%            3.85%(1)
Ratio of expenses before reimbursement and waiver to average net assets ..        1.51%(1)       1.41%            6.47%(1)
Portfolio turnover rate ..................................................       75.44%        259.93%              --

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

62  See Notes to Financial Statements.

Principal Protection Fund II
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                               Period From
                                                                               Six Month                     October 7, 1999
                                                                              Period Ended   Year Ended       (Commencement
                                                                             April 30, 2001  October 31,     of Operations)
                                    CLASS B                                   (Unaudited)       2000       to October 31, 1999
--------------------------------------------------------------------------   --------------  -----------   -------------------
Net asset value, beginning of period .....................................      $  9.76        $  10.02          $ 10.00
                                                                                -------        --------          -------
Income from investment operations:
 Net investment income ...................................................         0.10            0.08             0.02+
 Net realized and change in unrealized gain or loss on investments........        (0.36)          (0.30)              --
                                                                                -------        --------          -------
   Total income from investment operations ...............................        (0.26)          (0.22)            0.02
                                                                                -------        --------          -------
Less distributions:
 From net investment income...............................................        (0.08)          (0.04)              --
                                                                                -------        --------          -------
   Total distributions ...................................................        (0.08)          (0.04)              --
                                                                                -------        --------          -------
Net asset value, end of period............................................      $  9.42        $   9.76          $ 10.02
                                                                                =======        ========          =======

Total return .............................................................        (2.69)%         (2.58)%*            --
Net assets, end of period (000's).........................................      $97,526        $105,475          $24,336
Ratio of net investment expenses to average net assets....................         2.25%(1)        2.05%            1.30%(1)
Ratio of net investment income to average net assets......................         2.14%(1)        0.88%            3.12%(1)
Ratio of expenses before reimbursement and waiver to average net assets ..         2.26%(1)        2.12%            7.19%(1)
Portfolio turnover rate ..................................................        75.44%         259.93%              --

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

                                           See Notes to Financial Statements. 63

Principal Protection Funds
Financial Highlights (continued)
Principal Protection Fund III
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                 Period From
                                                                               Six Month        March 1, 2000
                                                                              Period Ended      (Commencement
                                                                             April 30, 2001    of Operations)
                                    CLASS A                                   (Unaudited)    to October 31, 2000
--------------------------------------------------------------------------   --------------  -------------------
Net asset value, beginning of period .....................................      $10.22             $ 10.00
                                                                                ------             -------
Income from investment operations:
 Net investment income ...................................................        0.12                0.06
 Net realized and change in unrealized gain or loss on investments........       (0.67)               0.16
                                                                                ------             -------
   Total income from investment operations ...............................       (0.55)               0.22
                                                                                ------             -------
Less distributions:
 From net investment income...............................................       (0.12)                 --
                                                                                ------             -------
   Total distributions ...................................................       (0.12)                 --
                                                                                ------             -------
Net asset value, end of period............................................      $ 9.55             $ 10.22
                                                                                ======             =======

Total return .............................................................       (5.36)%              1.09%*
Net assets, end of period (000's).........................................      $9,945             $10,739
Ratio of net investment expenses to average net assets....................        1.50%(1)            1.06%(1)
Ratio of net investment income to average net assets......................        2.29%(1)            1.34%(1)
Ratio of expenses before reimbursement and waiver to average net assets ..        1.52%(1)            1.19%(1)
Portfolio turnover rate ..................................................       86.99%             112.88%

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

64 See Notes to Financial Statements.

Principal Protection Fund III
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                 Period From
                                                                               Six Month        March 1, 2000
                                                                              Period Ended      (Commencement
                                                                             April 30, 2001    of Operations)
                                    CLASS B                                   (Unaudited)    to October 31, 2000
--------------------------------------------------------------------------   --------------  -------------------
Net asset value, beginning of period .....................................      $ 10.17             $ 10.00
                                                                                -------             -------
Income from investment operations:
 Net investment income ...................................................         0.07                0.06
 Net realized and change in unrealized gain or loss on investments........        (0.65)               0.11
                                                                                -------             -------
   Total income from investment operations ...............................        (0.58)               0.17
                                                                                -------             -------
Less distributions:
 From net investment income...............................................        (0.07)                 --
                                                                                -------             -------
   Total distributions ...................................................        (0.07)                 --
                                                                                -------             -------
Net asset value, end of period............................................      $  9.52             $ 10.17
                                                                                =======             =======

Total return .............................................................        (5.69)%              0.79%*
Net assets, end of period (000's).........................................      $80,853             $87,907
Ratio of net investment expenses to average net assets....................         2.25%(1)            1.65%(1)
Ratio of net investment income to average net assets......................         1.54%(1)            0.75%(1)
Ratio of expenses before reimbursement and waiver to average net assets ..         2.27%(1)            1.78%(1)
Portfolio turnover rate ..................................................        86.99%             112.88%

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

                                           See Notes to Financial Statements. 65

Principal Protection Funds
Financial Highlights (continued)
Principal Protection Fund IV
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                 Period From
                                                                               Six Month         July 6, 2000
                                                                              Period Ended      (Commencement
                                                                             April 30, 2001    of Operations)
                                    CLASS A                                   (Unaudited)    to October 31, 1999
--------------------------------------------------------------------------   --------------  -------------------
Net asset value, beginning of period .....................................      $ 9.74             $10.00
                                                                                ------             ------
Income from investment operations:
 Net investment income ...................................................        0.10               0.05
 Net realized and change in unrealized gain or loss on investments........       (0.43)             (0.31)
                                                                                ------             ------
   Total income from investment operations ...............................       (0.33)             (0.26)
                                                                                ------             ------
Less distributions:
 From net investment income...............................................       (0.09)                --
                                                                                ------             ------
   Total distributions ...................................................       (0.09)                --
                                                                                ------             ------
Net asset value, end of period............................................      $ 9.32             $ 9.74
                                                                                ======             ======

Total return .............................................................       (3.37)%            (3.37)%*
Net assets, end of period (000's).........................................      $5,175             $5,534
Ratio of net investment expenses to average net assets....................        1.50%(1)           0.87%(1)
Ratio of net investment income to average net assets......................        2.32%(1)           2.01%(1)
Ratio of expenses before reimbursement and waiver to average net assets ..        1.58%(1)           1.30%(1)
Portfolio turnover rate ..................................................       64.16%             38.46%

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

66  See Notes to Financial Statements.

Principal Protection Fund IV
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                 Period From
                                                                               Six Month         July 6, 2000
                                                                              Period Ended      (Commencement
                                                                             April 30, 2001    of Operations)
                                    CLASS B                                   (Unaudited)    to October 31, 2000
--------------------------------------------------------------------------   --------------  -------------------
Net asset value, beginning of period .....................................      $  9.72             $ 10.00
                                                                                -------             -------
Income from investment operations:
 Net investment income ...................................................         0.08                0.05
 Net realized and change in unrealized gain or loss on investments........        (0.44)              (0.33)
                                                                                -------             -------
   Total income from investment operations ...............................        (0.36)              (0.28)
                                                                                -------             -------
Less distributions:
 From net investment income...............................................        (0.07)                 --
                                                                                -------             -------
   Total distributions ...................................................        (0.07)                 --
                                                                                -------             -------
Net asset value, end of period............................................      $  9.29             $  9.72
                                                                                =======             =======

Total return .............................................................        (3.75)%             (3.38)%*
Net assets, end of period (000's).........................................      $50,539             $53,383
Ratio of net investment expenses to average net assets....................         2.25%(1)            1.41%(1)
Ratio of net investment income to average net assets......................         1.57%(1)            1.47%(1)
Ratio of expenses before reimbursement and waiver to average net assets ..         2.33%(1)            1.84%(1)
Portfolio turnover rate ..................................................        64.16%              38.46%

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

                                           See Notes to Financial Statements. 67

Principal Protection Funds
Financial Highlights (continued)
Index Plus Protection Fund
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                      Period From
                                                                   Six Month        October 2, 2000
                                                                  Period Ended       (Commencement
                                                                 April 30, 2001     of Operations)
                            CLASS A                               (Unaudited)     to October 31, 2000
--------------------------------------------------------------   --------------   -------------------
Net asset value, beginning of period..........................    $ 10.03             $10.00
                                                                  -------             ------
Income from investment operations:
 Net investment income .......................................       0.05               0.03
 Net realized and change in unrealized gain or loss
  on investments .............................................      (0.52)                --
                                                                  -------             ------
   Total income from investment operations ...................      (0.47)              0.03
                                                                  -------             ------
Less distributions:
 From net investment income ..................................      (0.07)                --
                                                                  -------             ------
   Total distributions .......................................      (0.07)                --
                                                                  -------             ------
Net asset value, end of period ...............................    $  9.49             $10.03
                                                                  =======             ======

Total return .................................................      (5.13)%*              --
Net assets, end of period (000's) ............................    $ 5,714             $2,585
Ratio of net investment expenses to average net assets .......       0.59%(1)           0.59%(1)
Ratio of net investment income to average net assets .........       0.29%(1)           4.05%(1)
Ratio of expenses before reimbursement and waiver to average
  net assets .................................................       0.62%(1)           6.35%(1)
Portfolio turnover rate ......................................     104.97%                --

* Represents performance beginning on the first day of the Guarantee Period

(1) Annualized.

68  See Notes to Financial Statements.

Index Plus Protection Fund
================================================================================
Selected data for a fund share outstanding throughout each period:


                                                               Period From
                                            Six Month        October 2, 2000
                                           Period Ended       (Commencement
                                          April 30, 2001     of Operations)
                CLASS B                    (Unaudited)     to October 31, 2000
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...   $ 10.02             $ 10.00
                                           -------             -------
Income from investment operations:
 Net investment income .................      0.04                0.02
 Net realized and change in unrealized
  gain or loss on investments...........     (0.54)                 --
                                           -------             -------
   Total income from investment
    operations .........................     (0.50)               0.02
                                           -------             -------
Less distributions:
 From net investment income ............     (0.06)                 --
                                           -------             -------
   Total distributions .................     (0.06)                 --
                                           -------             -------
Net asset value, end of period .........   $  9.46             $ 10.02
                                           =======             =======

Total return ...........................     (5.41)%*               --
Net assets, end of period (000's) ......   $42,583             $17,572
Ratio of net investment expenses to
 average net assets ....................      1.34%(1)            1.31%(1)
Ratio of net investment income to
 average net assets ....................     (0.46)%(1)           3.33%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.37%(1)            7.06%(1)
Portfolio turnover rate ................    104.97%                 --

* Represents performance beginning on the first day of the Guarantee Period

(1) Annualized.

                                           See Notes to Financial Statements. 69

                                            -----------------------------------
                                            Capital Appreciation
                                            Aetna Growth Fund
                                            Aetna International Fund
                                            Aetna Small Company Fund
                                            Aetna Value Opportunity Fund
                                            Aetna Technology Fund

                                            -----------------------------------
                                            Growth & Income
                                            Aetna Balanced Fund
                                            Aetna Growth and Income Fund

                                            -----------------------------------
                                            Income
                                            Aetna Bond Fund
                                            Aetna Government Fund
                                            Aetna Money Market Fund

                                            -----------------------------------
                                            Index Plus
                                            Aetna Index Plus Large Cap Fund
                                            Aetna Index Plus Mid Cap Fund
                                            Aetna Index Plus Small Cap Fund

                                            -----------------------------------
                                            Generation Funds
                                            Aetna Ascent Fund
                                            Aetna Crossroads Fund
                                            Aetna Legacy Fund

                                            -----------------------------------
                                            Principal Protection Funds
                                            Aetna Principal Protection Fund I
                                            Aetna Principal Protection Fund II
                                            Aetna Principal Protection Fund III
                                            Aetna Principal Protection Fund IV
                                            Aetna Index Plus Protection Fund

                                            -----------------------------------
                                            Brokerage Cash Reserves

                                            -----------------------------------


                                            [LOGO]
                                             AELTUS

                                            Aetna Mutual Funds are distributed
                                            by Aeltus Capital, Inc.

Aetna Mutual Funds
10 State House Square
Hartford, CT 06103-3602